---------------------
 ANNUAL
---------------------
 REPORT
---------------------
 EQUITY
---------------------
 FUNDS
---------------------

Aggressive Growth Fund

Balanced Fund

Corporate Stock Fund

Diversified Income Fund

Equity Value Fund

Growth and Income Fund

Small Cap Fund

SEPTEMBER 30, 1996

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                       iii

INVESTMENT ADVISER COMMENTS
  Aggressive Growth Fund                                                       1
  Balanced Fund                                                                5
  Corporate Stock Fund                                                         9
  Diversified Income Fund                                                     13
  Equity Value Fund                                                           17
  Growth and Income Fund                                                      21
  Small Cap Fund                                                              25

PORTFOLIOS OF INVESTMENTS
  Master Investment Trust Capital Appreciation Master Portfolio               29
  Balanced Fund                                                               36
  Master Investment Trust Corporate Stock Master Portfolio                    42
  Diversified Income Fund                                                     57
  Equity Value Fund                                                           62
  Growth and Income Fund                                                      67
  Master Investment Trust Small Cap Master Portfolio                          73

STAGECOACH FUNDS
  Statement of Assets and Liabilities                                         80
  Statements of Operations                                                    82
  Statements of Changes in Net Assets                                         85
  Financial Highlights                                                        90
  Notes to Financial Statements                                               98
  Independent Auditors' Report                                               113
  Proxy Voting Results                                                       114
  Federal Income Tax Information                                             115

MASTER INVESTMENT TRUST
  Statement of Assets and Liabilities                                        116
  Statement of Operations                                                    117
  Statements of Changes in Net Assets                                        118
  Notes to Financial Statements                                              119
  Independent Auditors' Report                                               122

LIST OF ABBREVIATIONS                                                        123
 STAGECOACH FUNDS:
 -------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------

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---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
The Annual Report is one of the most important documents you, as a shareholder, will receive during the year, one that can deepen your understanding of your investment. While the prospectus details the investment policies of a Fund, the Annual Report shows the results of those policies for the most recent reporting period. The Annual Report tells shareholders which securities were purchased, what the overall returns for the Funds have been and provides the portfolio managers' views on what shaped, and continues to shape, the investment environment.

The Stagecoach Funds Annual Report has undergone a number of changes, some of which are the result of the September 6, 1996 merger of Pacifica Funds Trust and Stagecoach Funds, Inc. Perhaps the most noticeable change is that this Report is dated September 30, 1996.

Previously, Stagecoach Annual Reports were dated December 31 each year and the Semi-Annual Reports were dated June 30. We are changing the schedule, however, so that Annual Reports will now be dated March 31 and Semi-Annual Reports will be dated September 30. THIS CHANGE HAS BEEN MADE FOR OPERATIONAL AND ADMINISTRATIVE REASONS. THERE HAS BEEN NO CHANGE TO THE INVESTMENT POLICIES OR PRACTICES OF THE FUNDS RELATED TO THIS CHANGE IN THE FISCAL YEAR-END.

In order to accomplish this change, we are providing you with this Annual Report containing audited Financial Statements now and will provide you with another Annual Report for the six months ended March 31, 1997.

Another noticeable change in the Annual Report is that the Funds are now separated into categories so that the Equity, Income, Tax-Free, Asset Allocation and Money Market Mutual Funds are grouped together in their own Reports. This change was made in part because of the introduction of several new Stagecoach Funds, some of which were introduced as part of the Pacifica Funds merger. We believe that by segregating Funds into their investment groups, we have produced an easier-to-read report with fewer extraneous details not relevant to your investment.

Special mention should be made of the fact that this is the first Stagecoach Annual Report that most former Pacifica shareholders will receive. We want to thank you for your patience through our many changes. We here at Stagecoach Funds are excited about the opportunity to help you succeed in meeting your investment goals.

STAGECOACH FUNDS
OCTOBER 1996

                                                           ---------------------

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---------------------

                                                          AGGRESSIVE GROWTH FUND

-------------------------
INVESTMENT ADVISER COMMENTS
RETURNS:

The Fund posted a return for the fiscal period from January 1, 1996 to September 30, 1996 of 15.34% for Class A shares. The return for Class B shares for the same period was 14.77%. The one year total returns from October 1, 1995 to September 30, 1996 were 13.36% and 12.60%, respectively. These return figures are exclusive of sales charges. The Aggressive Growth Fund invests in the Capital Appreciation Master Portfolio.

BENCHMARKS:

The year-to-date return for the S&P 500 Index was 13.50% through September 30, 1996.

ECONOMIC FACTORS INFLUENCING PERFORMANCE:

The equity market enjoyed a somewhat slower continuation of the growth begun in 1995. Like last year, the principal spark was strong corporate earnings growth and the confidence that inflation would be held in check. Poor returns on the bond market also helped spur investment into equities, adding momentum to the rally, particularly in January.

After experiencing overall growth throughout most of 1996, however, stock prices, especially those of high growth companies in the technology and health care sectors, suffered the sharpest broad-based decline the market has experienced in nearly six years. The sell-off which precipitated this decline was spurred by government reports that suggested inflationary pressures were growing and an increase in interest rates was possible, and by several disappointing reports which suggested that corporate earnings growth would not be strong enough to justify the current stock prices. In particular, smaller companies with lower earnings expectations for the coming year felt the brunt of the market correction.

There was a general market recovery in August and September, but emerging growth stocks did not rebound as much as the larger, more established companies. Issues such as Intel, Microsoft and First Data benefited as investors returning to the equity markets sought companies with long-term track records, stable earnings growth, and trading liquidity.

STRATEGIC COMMENT:

It appears that the economy will likely show steady, modest growth over the next months. We believe that interest rates most likely will stay in a narrow range, inflation should remain stable, and corporate earnings should improve in the coming quarters.

Despite reaching record levels, the equity markets still present many attractive opportunities. We remain optimistic about the long-term prospects for technology stocks, and we are heavily weighted in the networking, software and data storage sectors. We also believe that health care remains an attractive sector. We have recently added Nokia, Paging Network, Medic Computer Systems, and The Money Store to the Fund's portfolio.

                                                           ---------------------

AGGRESSIVE GROWTH FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A SHARE PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                        SINCE
AVERAGE ANNUAL TOTAL RETURNS                    1 YEAR      3 YEAR      INCEPTION
--------------------------------------------------------------------------------------
With Maximum 4.5% Sales Charge                  8.25%       18.20%      24.21%
--------------------------------------------------------------------------------------
Without Sales Charge                            13.36%      20.04%      25.76%
--------------------------------------------------------------------------------------

CLASS B SHARE PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                        SINCE
AVERAGE ANNUAL TOTAL RETURNS                    1 YEAR      3 YEAR      INCEPTION
--------------------------------------------------------------------------------------
With Contingent Deferred Sales Charge(1)        9.60%       18.95%      21.89%
--------------------------------------------------------------------------------------
Without Contingent Deferred Sales Charge        12.60%      19.18%      22.09%
--------------------------------------------------------------------------------------
(1)Assumes redemption on 9/30/96.

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

The Aggressive Growth Fund is a feeder fund of the Capital Appreciation Master Portfolio which in turn invests in individual securities. In this case, the Capital Appreciation Master Portfolio was created by existing assets of the Overland Express Strategic Growth Fund (the "Predecessor Fund"). Performance figures for the Class A and Class B shares reflect the performance of the Class A and Class D shares of the Predecessor Fund, respectively, for periods prior to March 5, 1996 when the Aggressive Growth Fund commenced operations. References to the investment policy of the Fund are understood to be references to the Master Portfolio. The Class A and D shares of the Predecessor Fund commenced operations on January 20, 1993 and July 1, 1993, respectively.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

---------------------
2

                                                          AGGRESSIVE GROWTH FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               STAGECOACH AGGRESSIVE GROWTH CLASS A
                              SHARES                    S 500 INDEX
Inception                                       $9,550      $10,000
Jan-93                                          $9,569      $10,084
Feb-93                                          $9,789      $10,221
Mar-93                                         $10,305      $10,437
Apr-93                                         $10,219      $10,184
May-93                                         $11,242      $10,457
Jun-93                                         $11,355      $10,488
Jul-93                                         $11,384      $10,445
Aug-93                                         $12,140      $10,842
Sep-93                                         $12,918      $10,759
Oct-93                                         $12,928      $10,981
Nov-93                                         $12,507      $10,876
Dec-93                                         $13,042      $11,008
Jan-94                                         $13,724      $11,382
Feb-94                                         $13,743      $11,073
Mar-94                                         $12,419      $10,591
Apr-94                                         $12,518      $10,726
May-94                                         $12,508      $10,902
Jun-94                                         $11,609      $10,635
Jul-94                                         $11,915      $10,984
Aug-94                                         $13,042      $11,435
Sep-94                                         $13,002      $11,155
Oct-94                                         $13,625      $11,406
Nov-94                                         $13,279      $10,990
Dec-94                                         $13,593      $11,153
Jan-95                                         $13,388      $11,442
Feb-95                                         $14,135      $11,888
Mar-95                                         $14,841      $12,238
Apr-95                                         $15,076      $12,598
May-95                                         $15,546      $13,101
Jun-95                                         $17,449      $13,405
Jul-95                                         $19,055      $13,849
Aug-95                                         $19,228      $13,884
Sep-95                                         $19,709      $14,469
Oct-95                                         $19,085      $14,418
Nov-95                                         $19,510      $15,050
Dec-95                                         $19,372      $15,340
Jan-96                                         $19,682      $15,861
Feb-96                                         $20,592      $16,009
Mar-96                                         $20,661      $16,163
Apr-96                                         $23,368      $16,400
May-96                                         $24,324      $16,822
Jun-96                                         $22,516      $16,886
Jul-96                                         $19,533      $16,139
Aug-96                                         $20,719      $16,480
Sep-96                                         $22,343      $17,406

THE RETURN FOR CLASS B SHARES OF THE AGGRESSIVE GROWTH FUND WILL VARY FROM THE RESULTS SHOWN DUE TO DIFFERENT EXPENSES AND LOAD STRUCTURES.

The accompanying chart compares the performance of the Stagecoach Aggressive Growth Fund Class A shares since the inception of the Predecessor Fund with the S&P 500 Index. The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all operating expenses and assumes the maximum initial sales charge of 4.5%. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. Please note that the Fund is a professionally managed mutual fund. The Index presented here is not managed, does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
4

                                                                   BALANCED FUND

-------------------------
INVESTMENT ADVISER COMMENTS
RETURNS:

The Fund posted a return for the fiscal period from January 1, 1996 to September 30, 1996 of 6.69% for Class A shares. The return for Class B shares for the same period was 5.02%. The one year total returns from October 1, 1995 to September 30, 1996 were 10.51% and 8.59% respectively. These return figures are exclusive of sales charges.

BENCHMARKS:

The year-to-date return for the S&P 500 Index was 13.50% through September 30, 1996. The year-to-date return for the Lehman Brothers 20-year U.S. Treasury Bond Index was down 6.23% through September 30, 1996.

ECONOMIC FACTORS INFLUENCING PERFORMANCE:

The allocation for the Fund's portfolio at the end of the September was 62% in equities, with the balance in intermediate bonds and only a small portion in cash. Under normal market conditions, the permitted range of equity investment is a minimum of 30% of the Fund's assets with a maximum of 70%.

The Fund benefited from the overall growth in the equity market which continued the rally of 1995 at a slower pace. Corporate earnings growth, the flow of money into the equities market and slowed inflation all helped fuel the gain. As 1996 progressed, however, inflation concerns were revived by a U.S. economy some felt was too strong and the outlook regarding corporate earnings grew less certain. In July, these factors combined to trigger one of the biggest market corrections in recent years.

The fixed-income markets have not enjoyed the robust returns earned last year. Hope for continued Federal Reserve easing of interest rates was quickly replaced by fears of Fed tightening. While no increase was forthcoming, speculation that a rate hike was coming was enough to depress the market, particularly for longer-term bonds. By the end of the third quarter, some of the early losses were recovered.

STRATEGIC COMMENT:

Thus far this year, the Fund has shied away from more volatile growth stocks in favor of large companies with solid earnings. Over the course of the previous quarter we trimmed back the stock position by eliminating some smaller capitalization issues in economically sensitive industries. Many of these stocks were affected by the July correction and rebounded slowly. The Fund favored more defensive positions in larger financial and technology stocks such as Bankers Trust, IBM and Seagate Technology. These stocks performed well.

The Fund's fixed-income portfolio is conservatively positioned. The emphasis is currently on mortgage-backed and yield-advantaged corporate bonds with a short to intermediate weighted maturity and less interest rate sensitivity. The third quarter of 1996 was a better period for bonds than the first half of the year, although concerns that the economy is growing too quickly and that interest rates will rise are still with us.

                                                           ---------------------

BALANCED FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A SHARE PERFORMANCE AS OF 9/30/96

                                                                           SINCE
AVERAGE ANNUAL TOTAL RETURNS           1 YEAR      3 YEAR      5 YEAR      INCEPTION
-----------------------------------------------------------------------------------------
With Maximum 4.5% Sales Charge         5.52%       6.09%       9.31%       9.77%
-----------------------------------------------------------------------------------------
Without Sales Charge                   10.51%      7.74%       10.32%      10.58%
-----------------------------------------------------------------------------------------

CLASS B SHARE PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                         SINCE
AVERAGE ANNUAL TOTAL RETURN          1 YEAR      3 YEAR      5 YEAR      INCEPTION
---------------------------------------------------------------------------------------
With Contingent Deferred Sales
Charge(1)                            5.59%       6.29%       9.30%       9.62%
---------------------------------------------------------------------------------------
Without Contingent Deferred Sales
Charge                               8.59%       6.59%       9.30%       9.62%
---------------------------------------------------------------------------------------
(1)Assumes redemption on 9/30/96.

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

The Stagecoach Balanced Fund commenced operations on September 6, 1996 as the successor to the Pacifica Balanced Fund (7/90 to 9/96). The Pacifica Fund commenced operations in July of 1990. Historical performance has been calculated using returns produced by this Predecessor Fund for the applicable period. Class A performance reflects the Pacifica Balanced Fund Class A performance. Class B performance also reflects such performance but has been adjusted to reflect Class B share expense levels in effect as of September 6, 1996.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

---------------------
6

                                                                   BALANCED FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                   LEHMAN BROTHERS GOVT/CORP BOND
            STAGECOACH BALANCED CLASS A SHARES  S & P 500 INDEX                 INDEX
Inception                               $9,550          $10,000                              $10,000
Jul-90                                  $9,588           $9,968                              $10,124
Aug-90                                  $9,225           $9,067                               $9,977
Sep-90                                  $9,073           $8,626                              $10,060
Oct-90                                  $9,073           $8,589                              $10,193
Nov-90                                  $9,470           $9,144                              $10,415
Dec-90                                  $9,688           $9,399                              $10,572
Jan-91                                  $9,914           $9,808                              $10,691
Feb-91                                 $10,298          $10,510                              $10,783
Mar-91                                 $10,475          $10,764                              $10,857
Apr-91                                 $10,455          $10,790                              $10,982
May-91                                 $10,674          $11,255                              $11,032
Jun-91                                 $10,385          $10,740                              $11,020
Jul-91                                 $10,697          $11,240                              $11,158
Aug-91                                 $10,938          $11,506                              $11,415
Sep-91                                 $10,958          $11,314                              $11,653
Oct-91                                 $11,070          $11,466                              $11,757
Nov-91                                 $10,725          $11,004                              $11,874
Dec-91                                 $11,483          $12,262                              $12,275
Jan-92                                 $11,535          $12,034                              $12,093
Feb-92                                 $11,702          $12,190                              $12,157
Mar-92                                 $11,566          $11,953                              $12,090
Apr-92                                 $11,786          $12,304                              $12,163
May-92                                 $11,754          $12,364                              $12,399
Jun-92                                 $11,661          $12,180                              $12,580
Jul-92                                 $11,990          $12,678                              $12,902
Aug-92                                 $11,767          $12,418                              $13,017
Sep-92                                 $11,948          $12,564                              $13,195
Oct-92                                 $11,969          $12,607                              $12,993
Nov-92                                 $12,268          $13,037                              $12,981
Dec-92                                 $12,493          $13,197                              $13,205
Jan-93                                 $12,855          $13,307                              $13,493
Feb-93                                 $13,064          $13,488                              $13,773
Mar-93                                 $13,404          $13,773                              $13,820
Apr-93                                 $13,305          $13,440                              $13,926
May-93                                 $13,548          $13,800                              $13,919
Jun-93                                 $13,759          $13,840                              $14,235
Jul-93                                 $13,871          $13,784                              $14,327
Aug-93                                 $14,340          $14,307                              $14,656
Sep-93                                 $14,317          $14,198                              $14,707
Oct-93                                 $14,509          $14,491                              $14,768
Nov-93                                 $14,430          $14,353                              $14,601
Dec-93                                 $14,831          $14,527                              $14,665
Jan-94                                 $15,282          $15,021                              $14,885
Feb-94                                 $15,062          $14,613                              $14,560
Mar-94                                 $14,495          $13,976                              $14,204
Apr-94                                 $14,446          $14,155                              $14,086
May-94                                 $14,508          $14,387                              $14,059
Jun-94                                 $14,335          $14,035                              $14,027
Jul-94                                 $14,609          $14,496                              $14,307
Aug-94                                 $14,919          $15,090                              $14,313
Sep-94                                 $14,646          $14,721                              $14,148
Oct-94                                 $14,596          $15,052                              $14,133
Nov-94                                 $14,232          $14,504                              $14,107
Dec-94                                 $14,267          $14,719                              $14,201
Jan-95                                 $14,214          $15,100                              $14,473
Feb-95                                 $14,652          $15,688                              $14,809
Mar-95                                 $14,865          $16,150                              $14,908
Apr-95                                 $15,066          $16,625                              $15,115
May-95                                 $15,509          $17,289                              $15,749
Jun-95                                 $15,604          $17,690                              $15,875
Jul-95                                 $15,902          $18,276                              $15,813
Aug-95                                 $15,970          $18,322                              $16,015
Sep-95                                 $16,202          $19,095                              $16,179
Oct-95                                 $16,065          $19,026                              $16,416
Nov-95                                 $16,585          $19,861                              $16,687
Dec-95                                 $16,782          $20,243                              $16,933
Jan-96                                 $17,004          $20,932                              $17,038
Feb-96                                 $16,990          $21,126                              $16,676
Mar-96                                 $17,267          $21,329                              $16,536
Apr-96                                 $17,462          $21,643                              $16,422
May-96                                 $17,727          $22,199                              $16,394
Jun-96                                 $17,728          $22,283                              $16,614
Jul-96                                 $17,195          $21,298                              $16,652
Aug-96                                 $17,433          $21,748                              $16,611
Sep-96                                 $17,905          $22,970                              $16,710

THE RETURN FOR CLASS B SHARES OF THE BALANCED FUND WILL VARY FROM THE RESULTS SHOWN DUE TO DIFFERENT EXPENSES AND LOAD STRUCTURES.

The accompanying chart compares the performance of the Stagecoach Balanced Fund Class A shares since the inception of the Predecessor Pacifica Fund (the "Predecessor Fund") with the S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index. The chart assumes a hypothetical $10,000 initial investment in the Fund. For Class A shares the chart reflects the operating expenses and the performance of the Predecessor Fund and assumes the maximum initial sales charge of 4.5%. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Lehman Brothers Government/Corporate Bond Index is an unmanaged index. Please note that the Fund is a professionally managed mutual fund. The indices presented here are not managed, do not incur expenses and are not available directly for investment. Had these indices incurred operating expenses, their performance would have been lower.

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
8

                                                            CORPORATE STOCK FUND

-------------------------
INVESTMENT ADVISER COMMENTS
RETURNS:

The Fund posted a return for the fiscal period from January 1, 1996 to September 30, 1996 of 12.60%. The one year total return from October 1, 1995 to September 30, 1996 was 19.06%. This Fund has no sales charge.

BENCHMARKS:

The year-to-date return for the S&P 500 Index was 13.50% through September 30, 1996.

ECONOMIC FACTORS INFLUENCING PERFORMANCE:

The equity market continued its gain begun in 1995, albeit at a slower pace. Thanks largely to record inflows into the equity market and some strong earnings reports, particularly early in the year, the Fund benefited from the rise in stock prices. Unlike 1995, however, there has been some volatility and there are some question marks.

In July, a government report indicating strength in the job market combined with disappointing earnings reports for a number of companies to drive down stock prices in a broad-based correction. The jobs report was a concern because high employment often adds to inflationary pressure. The weaker-than-expected earnings reports suggested that stocks were priced higher than their value in terms of what future dividends would warrant. The result was a drop in the S&P 500 Index for the month of 4.42%.

The market rebounded slowly in August, increasing 2.11%, and finished with a strong September, which saw the return on the S&P 500 Index climb 5.63%. The overall third quarter return was 3.09%; the Index is up 13.50% for 1996.

INDUSTRY SECTOR BREAKDOWN FOR
 S&P 500 AS OF SEPTEMBER 30, 1996

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Basic Industries            8%
Capital Goods -
Tech                       14%
Capital Goods               3%
Consumer Goods             19%
Consumer Cyclical           9%
Consumer Staple             9%
Credit Cyclical             4%
Utilities                  11%
Transportation              1%
Finance                    13%
Energy                      9%

STRATEGIC COMMENT:

Despite the volatility, the equities market has performed relatively well. The single biggest concern, in our opinion, is whether or not earnings will continue to grow and justify the high price-to-earnings ratio for the market. If earnings do not improve, we expect a slowdown for the final quarter of 1996.

                                                           ---------------------

CORPORATE STOCK FUND

---------------------
PERFORMANCE AT A GLANCE
PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                             SINCE
                                 1 YEAR     3 YEAR     5 YEAR     10 YEAR    INCEPTION
-----------------------------------------------------------------------------------------
Average Annual Total Returns     19.06%     16.20%     14.05%     13.54%     14.28%
-----------------------------------------------------------------------------------------

This Fund has no sales charge. Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

The Corporate Stock Fund commenced operations on January 1, 1992 as successor to the Corporate Stock Fund of the Wells Fargo Investment Trust for Retirement Programs. The Predecessor Fund's date of inception was January 25, 1984. The performance figures shown include the performance of the Predecessor Fund which had the same investment objectives and strategies.

The Fund seeks to achieve its investment objective by investing all of its assets in the Master Investment Trust Corporate Stock Master Portfolio, which has an identical investment objective as the Fund. Prior to April 29, 1996 the Fund invested directly in a portfolio of securities and not in the Master Investment Trust Corporate Stock Master Portfolio. References to the investment policies of the Fund are understood to be references to the investment policies of the Master Portfolio.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

The S&P 500 Index is an unmanaged index of stocks comprised of 500 industrial, financial, utility and transportation companies, among others. "Standard & Poor's", "S&P", Standard & Poor's 500" and "500" are trademarks of McGraw-Hill, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

---------------------
10

                                                            CORPORATE STOCK FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             STAGECOACH CORPORATE STOCK
                        FUND               S 500 INDEX
Jan-84                            $10,000      $10,000
Feb-84                            $10,000       $9,648
Mar-84                            $10,000       $9,815
Apr-84                            $10,000       $9,908
May-84                            $10,000       $9,360
Jun-84                            $10,000       $9,563
Jul-84                            $10,000       $9,444
Aug-84                            $10,000      $10,488
Sep-84                            $10,430      $10,490
Oct-84                            $10,450      $10,531
Nov-84                            $10,330      $10,413
Dec-84                            $10,560      $10,687
Jan-85                            $11,270      $11,520
Feb-85                            $11,440      $11,661
Mar-85                            $11,490      $11,668
Apr-85                            $11,420      $11,657
May-85                            $12,090      $12,331
Jun-85                            $12,260      $12,524
Jul-85                            $12,220      $12,506
Aug-85                            $12,100      $12,399
Sep-85                            $11,080      $12,011
Oct-85                            $12,200      $12,566
Nov-85                            $13,020      $13,428
Dec-85                            $13,640      $14,078
Jan-86                            $13,680      $14,156
Feb-86                            $14,680      $15,214
Mar-86                            $15,410      $16,063
Apr-86                            $15,200      $15,882
May-86                            $16,000      $16,727
Jun-86                            $16,250      $17,010
Jul-86                            $15,340      $16,059
Aug-86                            $16,470      $17,249
Sep-86                            $15,230      $15,823
Oct-86                            $15,970      $16,736
Nov-86                            $15,960      $17,143
Dec-86                            $15,930      $16,705
Jan-87                            $17,910      $18,955
Feb-87                            $18,590      $19,704
Mar-87                            $19,040      $20,272
Apr-87                            $18,820      $20,092
May-87                            $18,990      $20,266
Jun-87                            $19,920      $21,290
Jul-87                            $20,860      $22,368
Aug-87                            $21,630      $23,203
Sep-87                            $21,150      $22,694
Oct-87                            $16,650      $17,807
Nov-87                            $15,310      $16,339
Dec-87                            $16,440      $17,582
Jan-88                            $17,110      $18,322
Feb-88                            $17,880      $19,176
Mar-88                            $17,320      $18,583
Apr-88                            $17,490      $18,789
May-88                            $17,620      $18,952
Jun-88                            $18,400      $19,821
Jul-88                            $18,310      $19,746
Aug-88                            $17,690      $19,076
Sep-88                            $18,420      $19,889
Oct-88                            $18,900      $20,442
Nov-88                            $18,630      $20,151
Dec-88                            $18,930      $20,503
Jan-89                            $20,280      $22,004
Feb-89                            $19,770      $21,456
Mar-89                            $20,200      $21,956
Apr-89                            $21,220      $23,096
May-89                            $22,040      $24,031
Jun-89                            $21,910      $23,894
Jul-89                            $23,820      $26,052
Aug-89                            $24,250      $26,561
Sep-89                            $24,130      $26,453
Oct-89                            $23,560      $25,839
Nov-89                            $24,020      $26,366
Dec-89                            $24,570      $26,999
Jan-90                            $22,920      $25,186
Feb-90                            $23,190      $25,511
Mar-90                            $23,790      $26,187
Apr-90                            $23,180      $25,533
May-90                            $25,400      $28,023
Jun-90                            $25,210      $27,834
Jul-90                            $25,120      $27,745
Aug-90                            $22,840      $25,237
Sep-90                            $21,730      $24,008
Oct-90                            $21,620      $23,906
Nov-90                            $22,980      $25,451
Dec-90                            $23,600      $26,161
Jan-91                            $24,590      $27,300
Feb-91                            $26,310      $29,252
Mar-91                            $26,900      $29,961
Apr-91                            $26,940      $30,032
May-91                            $28,040      $31,327
Jun-91                            $26,760      $29,892
Jul-91                            $27,970      $31,286
Aug-91                            $28,600      $32,027
Sep-91                            $28,110      $31,491
Oct-91                            $28,460      $31,914
Nov-91                            $27,310      $30,628
Dec-91                            $30,380      $34,131
Jan-92                            $29,790      $33,495
Feb-92                            $30,150      $33,929
Mar-92                            $29,549      $33,269
Apr-92                            $30,383      $34,246
May-92                            $30,503      $34,414
Jun-92                            $30,035      $33,902
Jul-92                            $31,228      $35,287
Aug-92                            $30,571      $34,564
Sep-92                            $30,902      $34,970
Oct-92                            $30,984      $35,091
Nov-92                            $32,009      $36,286
Dec-92                            $32,383      $36,731
Jan-93                            $32,620      $37,038
Feb-93                            $33,043      $37,543
Mar-93                            $33,704      $38,335
Apr-93                            $32,876      $37,409
May-93                            $33,715      $38,409
Jun-93                            $33,785      $38,522
Jul-93                            $33,618      $38,367
Aug-93                            $34,857      $39,823
Sep-93                            $34,565      $39,517
Oct-93                            $35,244      $40,335
Nov-93                            $34,878      $39,951
Dec-93                            $35,268      $40,434
Jan-94                            $36,433      $41,808
Feb-94                            $35,428      $40,674
Mar-94                            $33,865      $38,900
Apr-94                            $34,273      $39,399
May-94                            $34,799      $40,045
Jun-94                            $33,934      $39,064
Jul-94                            $35,013      $40,347
Aug-94                            $36,405      $42,001
Sep-94                            $35,501      $40,974
Oct-94                            $36,260      $41,895
Nov-94                            $34,926      $40,369
Dec-94                            $35,415      $40,968
Jan-95                            $36,294      $42,029
Feb-95                            $37,680      $43,666
Mar-95                            $38,754      $44,952
Apr-95                            $39,852      $46,275
May-95                            $41,402      $48,121
Jun-95                            $42,319      $49,238
Jul-95                            $43,683      $50,870
Aug-95                            $43,762      $50,997
Sep-95                            $45,552      $53,148
Oct-95                            $45,370      $52,958
Nov-95                            $47,298      $55,281
Dec-95                            $48,162      $56,345
Jan-96                            $49,754      $58,261
Feb-96                            $50,184      $58,803
Mar-96                            $50,627      $59,368
Apr-96                            $51,327      $60,240
May-96                            $52,585      $61,788
Jun-96                            $52,747      $62,023
Jul-96                            $50,385      $59,282
Aug-96                            $51,391      $60,533
Sep-96                            $54,232      $63,935

The accompanying chart compares the performance of the Stagecoach Corporate Stock Fund since inception of the Predecessor Fund with the S&P 500 Index. The charts assumes a hypothetical $10,000 initial investment in the Fund and reflects all operating expenses. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. Please note that the Fund is a professionally managed mutual fund. The Index presented here is not managed, does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
12

                                                         DIVERSIFIED INCOME FUND

-------------------------
INVESTMENT ADVISER COMMENTS
RETURNS:

The Fund posted a return for the fiscal period from January 1, 1996 to September 30, 1996 of 12.35% for Class A shares. The return for Class B shares for the same period was 11.76%. The one year total returns from October 1, 1995 to September 30, 1996 were 19.41% and 18.65%, respectively. These return figures are exclusive of sales charge.

BENCHMARKS:

The year-to-date return for the S&P 500 Index was 13.50% through September 30, 1996.

ECONOMIC FACTORS INFLUENCING PERFORMANCE:

The equity market has continued to show solid gains but it also has shown increased volatility, mixing strong months with flat months through the first half of 1996. In each case, uncertainty about inflation and corporate earnings drove the market. When the news was good--when inflation seemed to be in check and corporate earnings met expectations--stock prices rose. When the economy seemed too strong and inflationary pressures grew, or when earnings reports were disappointing, the market went into retreat.

The volatility continued during the third quarter, with a correction in July, followed by good returns in August and September. Overall, the market was up year-to-date as of September 30, 1996, 13.50% as measured by the S&P 500 Index.

Growth stocks have been the overall leaders for the year. They also have been among the most volatile. Cyclical stocks have shown vulnerability recently, particularly during the July correction when disappointing earnings reports sent prices tumbling.

STRATEGIC COMMENT:

While the Fund emphasizes stocks that pay consistent dividends, which would eliminate many small growth stocks from consideration, we are still looking to identify companies that are likely to show earnings growth. A recent purchase along these lines was Lockheed Martin, the dominant company in the defense industry. Defense has been a slow growth sector recently, but Lockheed, through its acquisition activity, margin improvement and participation in a broad array of projects, has shown the potential for sustained double digit earnings growth for the next several years. Free cash flow for Lockheed for the next five years should be close to $10 billion, which will allow for significant debt paydown and share repurchase.

We believe that as long as the economy can continue to grow at a moderate pace, and inflation does not accelerate, the stock market should continue to do well. While valuations are high in certain segments, we believe we will be able to find many companies that show a significant upside. We will respond to the likelihood of slowing corporate profit growth for 1997 by focusing on companies with strong market shares and solid management teams that we believe will be able to maintain or exceed earning expectations.

                                                           ---------------------

DIVERSIFIED INCOME FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A SHARE PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                        SINCE
AVERAGE ANNUAL TOTAL RETURNS                    1 YEAR      3 YEAR      INCEPTION
--------------------------------------------------------------------------------------
With Maximum 4.5% Sales Charge                  14.02%      12.88%      13.24%
--------------------------------------------------------------------------------------
Without Sales Charge                            19.41%      14.63%      14.59%
--------------------------------------------------------------------------------------

CLASS B SHARE PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                        SINCE
AVERAGE ANNUAL TOTAL RETURNS                                1 YEAR      INCEPTION
--------------------------------------------------------------------------------------
With Contingent Deferred Sales Charge(1)                    15.66%      22.62%
--------------------------------------------------------------------------------------
Without Contingent Deferred Sales Charge                    18.65%      23.60%
--------------------------------------------------------------------------------------
(1)Assumes redemption on 9/30/96.

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

The Class A and Class B shares commenced operations on November 18, 1992 and January 1, 1995, respectively.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

---------------------
14

                                                         DIVERSIFIED INCOME FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              STAGECOACH DIVERSIFIED INCOME CLASS A
                              SHARES                    S 500 INDEX
Inception                                       $9,550      $10,000
Nov-92                                          $9,636      $10,000
Dec-92                                          $9,847      $10,123
Jan-93                                          $9,952      $10,207
Feb-93                                          $9,962      $10,346
Mar-93                                         $10,213      $10,565
Apr-93                                         $10,068      $10,309
May-93                                         $10,357      $10,585
Jun-93                                         $10,370      $10,616
Jul-93                                         $10,419      $10,574
Aug-93                                         $10,835      $10,975
Sep-93                                         $10,747      $10,891
Oct-93                                         $11,089      $11,116
Nov-93                                         $10,884      $11,010
Dec-93                                         $11,062      $11,143
Jan-94                                         $11,421      $11,522
Feb-94                                         $11,211      $11,209
Mar-94                                         $10,708      $10,720
Apr-94                                         $10,849      $10,858
May-94                                         $11,050      $11,036
Jun-94                                         $10,862      $10,766
Jul-94                                         $11,207      $11,119
Aug-94                                         $11,602      $11,575
Sep-94                                         $11,392      $11,292
Oct-94                                         $11,351      $11,546
Nov-94                                         $10,943      $11,125
Dec-94                                         $11,070      $11,290
Jan-95                                         $11,142      $11,583
Feb-95                                         $11,616      $12,034
Mar-95                                         $11,960      $12,388
Apr-95                                         $12,249      $12,753
May-95                                         $12,570      $13,262
Jun-95                                         $12,690      $13,569
Jul-95                                         $12,993      $14,019
Aug-95                                         $13,087      $14,054
Sep-95                                         $13,558      $14,647
Oct-95                                         $13,411      $14,595
Nov-95                                         $14,115      $15,235
Dec-95                                         $14,410      $15,528
Jan-96                                         $14,734      $16,056
Feb-96                                         $15,015      $16,205
Mar-96                                         $15,296      $16,361
Apr-96                                         $15,557      $16,602
May-96                                         $15,817      $17,028
Jun-96                                         $15,774      $17,093
Jul-96                                         $14,932      $16,337
Aug-96                                         $15,457      $16,682
Sep-96                                         $16,190      $17,620

THE RETURN FOR CLASS B SHARES OF THE DIVERSIFIED INCOME FUND WILL VARY FROM THE RESULTS SHOWN DUE TO DIFFERENT EXPENSES AND LOAD STRUCTURES.

The accompanying chart compares the performance of the Stagecoach Diversified Income Fund Class A shares since inception with the S&P 500 Index. The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all operating expenses and assumes the maximum initial sales charge of 4.5%. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. Please note that the Fund is a professionally managed mutual fund. The Index presented here is not managed, does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
16

                                                               EQUITY VALUE FUND

-------------------------
INVESTMENT ADVISER COMMENTS
RETURNS:

The Fund posted a return for the fiscal period from January 1, 1996 to September 30, 1996 of 10.71% for Class A shares. The return for Class B shares for the same period was 8.51%. The one year total returns from October 1, 1995 to September 30 1996 were 14.27% and 11.86%, respectively. These return figures are exclusive of sales charges.

BENCHMARKS:

The year-to-date return for the S&P 500 Index was 13.50% through September 30, 1996.

ECONOMIC FACTORS INFLUENCING PERFORMANCE:

The equity market has continued to show solid gains but it has also shown increased volatility, mixing strong months with flat months through the first half of 1996. In each case, uncertainty about inflation and corporate earnings drove the market. When the news was good -- when inflation seemed to be in check and corporate earnings met expectations -- stock prices rose. When the economy seemed too strong and inflationary pressures grew, or when earnings reports were disappointing, the market went into retreat. The stock market experienced a correction of nearly 10% in July, as measured by the S&P 500 Index, but bounced back to new highs by the end of September.

This volatility provided us with opportunities to practice our discipline -- purchasing inexpensive stocks with sound fundamentals and strong management teams. During the July correction, which affected technology stocks in particular, we took advantage of lower stock prices by selectively increasing our investment in the technology sector.

STRATEGIC COMMENT:

We continue to emphasize the financial sector where, despite concerns over interest rate volatility, our investments have provided relatively strong returns and still show attractive price-to-earnings ratios. Performance of the economically sensitive commodity and consumer stocks will most likely be lackluster until the economy shows signs of faster growth.

The outlook for the balance of this year is mixed; certain segments of the economy are operating near full capacity, while other signs point toward an eventual slowdown. We continue to look for stocks with attractive valuations where expected earnings growth is well above the rate expected for the overall market. Investments in such companies should continue to provide attractive returns with relatively low risk in this period of economic uncertainty.

We remain convinced that investors who purchase the stocks of undervalued companies with shareholder-oriented management will be rewarded.

                                                           ---------------------

EQUITY VALUE FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A SHARE PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                         SINCE
AVERAGE ANNUAL TOTAL RETURNS         1 YEAR      3 YEAR      5 YEAR      INCEPTION
---------------------------------------------------------------------------------------
With Maximum 4.5% Sales Charge       9.09%       11.00%      13.38%      11.89%
---------------------------------------------------------------------------------------
Without Sales Charge                 14.27%      12.71%      14.42%      12.71%
---------------------------------------------------------------------------------------

CLASS B SHARE PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                         SINCE
AVERAGE ANNUAL TOTAL RETURNS         1 YEAR      3 YEAR      5 YEAR      INCEPTION
---------------------------------------------------------------------------------------
With Contingent Deferred Sales
Charge(1)                            8.86%       11.10%      13.29%      11.67%
---------------------------------------------------------------------------------------
Without Contingent Deferred Sales
Charge                               11.86%      11.37%      13.29%      11.67%
---------------------------------------------------------------------------------------
(1)Assumes redemption on 9/30/96.

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

The Stagecoach Equity Value Fund commenced operations on September 6, 1996 as the successor to the Pacifica Equity Value Fund (7/90 to 9/96). The Pacifica Fund commenced operations in July of 1992. Historical performance has been calculated using returns produced by the Pacifica Fund for the applicable period. Class A performance reflects Pacifica Equity Value Fund Class A. Class B performance also reflects such performance but has been adjusted to reflect Class B share expense levels in effect as of September 6, 1996.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

---------------------
18

                                                               EQUITY VALUE FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              STAGECOACH EQUITY VALUE CLASS A
                           SHARES                 S 500 INDEX
Inception                                 $9,550      $10,000
Jul-90                                    $9,502       $9,968
Aug-90                                    $8,471       $9,067
Sep-90                                    $8,098       $8,626
Oct-90                                    $8,013       $8,589
Nov-90                                    $8,589       $9,144
Dec-90                                    $8,887       $9,399
Jan-91                                    $9,149       $9,808
Feb-91                                    $9,732      $10,510
Mar-91                                   $10,013      $10,764
Apr-91                                    $9,906      $10,790
May-91                                   $10,218      $11,255
Jun-91                                    $9,730      $10,740
Jul-91                                   $10,151      $11,240
Aug-91                                   $10,396      $11,506
Sep-91                                   $10,289      $11,314
Oct-91                                   $10,357      $11,466
Nov-91                                    $9,727      $11,004
Dec-91                                   $10,736      $12,262
Jan-92                                   $10,887      $12,034
Feb-92                                   $11,089      $12,190
Mar-92                                   $10,947      $11,953
Apr-92                                   $11,211      $12,304
May-92                                   $11,079      $12,364
Jun-92                                   $10,867      $12,180
Jul-92                                   $11,193      $12,678
Aug-92                                   $10,816      $12,418
Sep-92                                   $10,990      $12,564
Oct-92                                   $11,123      $12,607
Nov-92                                   $11,604      $13,037
Dec-92                                   $11,867      $13,197
Jan-93                                   $12,310      $13,307
Feb-93                                   $12,511      $13,488
Mar-93                                   $12,996      $13,773
Apr-93                                   $12,784      $13,440
May-93                                   $13,208      $13,800
Jun-93                                   $13,367      $13,840
Jul-93                                   $13,516      $13,784
Aug-93                                   $14,144      $14,307
Sep-93                                   $14,091      $14,198
Oct-93                                   $14,327      $14,491
Nov-93                                   $14,284      $14,353
Dec-93                                   $14,931      $14,527
Jan-94                                   $15,572      $15,021
Feb-94                                   $15,414      $14,613
Mar-94                                   $14,743      $13,976
Apr-94                                   $14,804      $14,155
May-94                                   $14,950      $14,387
Jun-94                                   $14,640      $14,035
Jul-94                                   $14,957      $14,496
Aug-94                                   $15,433      $15,090
Sep-94                                   $15,147      $14,721
Oct-94                                   $15,061      $15,052
Nov-94                                   $14,522      $14,504
Dec-94                                   $14,676      $14,719
Jan-95                                   $14,518      $15,100
Feb-95                                   $15,082      $15,688
Mar-95                                   $15,475      $16,150
Apr-95                                   $15,897      $16,625
May-95                                   $16,385      $17,289
Jun-95                                   $16,491      $17,690
Jul-95                                   $17,167      $18,276
Aug-95                                   $17,233      $18,322
Sep-95                                   $17,658      $19,095
Oct-95                                   $17,272      $19,026
Nov-95                                   $18,031      $19,861
Dec-95                                   $18,227      $20,243
Jan-96                                   $18,561      $20,932
Feb-96                                   $18,797      $21,126
Mar-96                                   $19,299      $21,329
Apr-96                                   $19,689      $21,643
May-96                                   $19,982      $22,199
Jun-96                                   $19,815      $22,283
Jul-96                                   $18,933      $21,298
Aug-96                                   $19,395      $21,748
Sep-96                                   $20,178      $22,970

THE RETURN FOR CLASS B SHARES OF THE EQUITY VALUE FUND WILL VARY FROM THE RESULTS SHOWN DUE TO DIFFERENT EXPENSES AND LOAD STRUCTURES.

The accompanying chart compares the performance of the Stagecoach Equity Value Fund since the inception of the Predecessor Pacifica Fund (the "Predecessor Fund") with the S&P 500 Index. The chart assumes a hypothetical $10,000 initial investment in the Fund. For Class A shares the chart reflects the operating expenses and the performance of the Predecessor Funds and assumes the maximum initial sales charge of 4.5%. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. Please note that the Fund is a professionally managed mutual fund. The Index presented here is not managed, does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
20

                                                          GROWTH AND INCOME FUND

-------------------------
INVESTMENT ADVISER COMMENTS
RETURNS:

The Fund posted a return for the fiscal period from January 1, 1996 to September 30, 1996 of 12.45% for Class A shares. The return for Class B shares for the same period was 11.89%. The one year total returns from October 1, 1995 to September 30, 1996 were 14.67% and 13.90%, respectively. These return figures are exclusive of sales charges.

BENCHMARKS:

The year-to-date return for the S&P 500 Index was 13.50% through September 30, 1996.

ECONOMIC FACTORS INFLUENCING PERFORMANCE:

The equity market has been volatile throughout 1996, particularly in the third quarter which began with the largest market downturn in the last six years, as measured by the S&P 500 Index, then rebounded with consecutive strong months. Overall, the market, as measured by the S&P 500 Index, is up 13.50% for the year. There has been substantial variance in the returns from different economic sectors.

Consumer industries including such companies as Monsanto, Gillette, and Smithkline Beecham have performed well recently as consumer confidence and spending increased with the growing economy. JC Penney, Colgate Palmolive, and Baxter International were among the consumer stocks added to the portfolio recently. The energy sector also performed well as oil prices increased to the benefit of large integrated oil companies and oil service stocks. Technology stocks, which included Intel, Cisco Systems and Hewlett Packard, suffered during the month of July, but rebounded to new highs. The Fund's investment in the financial sector contributed to the Fund's recent underperformance as fear of rising interest rates drove down these rate-sensitive stocks. Nevertheless, significant earnings growth potential continues to exist in this sector, warranting continued patience.

STRATEGIC COMMENT:

We believe that the earnings related volatility experienced during the third quarter should not be repeated during the fourth quarter. However, our addition of steady growth consumer companies to the Fund's portfolio is meant to promote portfolio stability throughout the year. We believe that corporate earnings, in general, should meet or beat expectations. We expect the economy to continue modest, probably non-inflationary, growth. The potential for the Federal Reserve to increase the federal funds target rate appears to have declined. We continue to emphasize quality earnings growth companies where management has a significant stake in their stock's performance.

                                                           ---------------------

GROWTH AND INCOME FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A SHARE PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                         SINCE
AVERAGE ANNUAL TOTAL RETURNS         1 YEAR      3 YEAR      5 YEAR      INCEPTION
---------------------------------------------------------------------------------------
With Maximum 4.5% Sales Charge       9.52%       12.67%      12.91%      13.48%
---------------------------------------------------------------------------------------
Without Sales Charge                 14.67%      14.42%      13.96%      14.32%
---------------------------------------------------------------------------------------

CLASS B SHARE PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                       SINCE
AVERAGE ANNUAL TOTAL RETURNS                               1 YEAR      INCEPTION
-------------------------------------------------------------------------------------
With Contingent Deferred Sales Charge(1)                   10.90%      22.06%
-------------------------------------------------------------------------------------
Without Contingent Deferred Sales Charge                   13.90%      23.04%
-------------------------------------------------------------------------------------
(1)Assumes redemption on 9/30/96.

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

The Growth and Income Fund commenced operations on January 1, 1992 as successor to the Select Stock Fund of the Wells Fargo Investment Trust for Retirement Programs. The Predecessor Fund's date of inception was August 2, 1990. The performance figures shown include the performance of the Predecessor Fund which had the same investment objectives and strategies. Certain of the investment restrictions of the Stagecoach Growth and Income Fund differ somewhat from those of the Predecessor Fund.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without these reductions, the Fund's returns would have been lower.

---------------------
22

                                                          GROWTH AND INCOME FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               STAGECOACH GROWTH AND INCOME CLASS A
                              SHARES                    S 500 INDEX
Inception                                       $9,550      $10,000
Aug-90                                          $9,607       $9,096
Sep-90                                          $9,626       $8,653
Oct-90                                          $9,674       $8,617
Nov-90                                          $9,712       $9,174
Dec-90                                          $9,827       $9,429
Jan-91                                         $10,199       $9,840
Feb-91                                         $10,581      $10,543
Mar-91                                         $10,706      $10,799
Apr-91                                         $10,744      $10,824
May-91                                         $11,183      $11,291
Jun-91                                         $10,639      $10,774
Jul-91                                         $11,183      $11,276
Aug-91                                         $11,460      $11,543
Sep-91                                         $11,345      $11,350
Oct-91                                         $11,546      $11,503
Nov-91                                         $11,049      $11,039
Dec-91                                         $12,262      $12,302
Jan-92                                         $12,205      $12,073
Feb-92                                         $12,434      $12,229
Mar-92                                         $12,189      $11,991
Apr-92                                         $12,516      $12,343
May-92                                         $12,680      $12,404
Jun-92                                         $12,377      $12,219
Jul-92                                         $12,966      $12,718
Aug-92                                         $12,715      $12,458
Sep-92                                         $12,904      $12,604
Oct-92                                         $13,146      $12,648
Nov-92                                         $13,641      $13,079
Dec-92                                         $13,911      $13,239
Jan-93                                         $14,262      $13,350
Feb-93                                         $13,961      $13,532
Mar-93                                         $14,238      $13,817
Apr-93                                         $13,896      $13,483
May-93                                         $14,218      $13,844
Jun-93                                         $13,952      $13,885
Jul-93                                         $13,851      $13,829
Aug-93                                         $14,559      $14,353
Sep-93                                         $14,555      $14,243
Oct-93                                         $15,052      $14,538
Nov-93                                         $14,697      $14,399
Dec-93                                         $15,086      $14,573
Jan-94                                         $15,669      $15,069
Feb-94                                         $15,423      $14,660
Mar-94                                         $14,540      $14,021
Apr-94                                         $14,715      $14,201
May-94                                         $14,705      $14,434
Jun-94                                         $14,371      $14,080
Jul-94                                         $14,814      $14,542
Aug-94                                         $15,288      $15,138
Sep-94                                         $15,096      $14,768
Oct-94                                         $15,220      $15,100
Nov-94                                         $14,755      $14,550
Dec-94                                         $15,041      $14,766
Jan-95                                         $15,116      $15,149
Feb-95                                         $15,841      $15,738
Mar-95                                         $16,179      $16,202
Apr-95                                         $16,414      $16,679
May-95                                         $17,174      $17,344
Jun-95                                         $17,588      $17,747
Jul-95                                         $18,103      $18,335
Aug-95                                         $18,383      $18,381
Sep-95                                         $19,014      $19,156
Oct-95                                         $18,421      $19,088
Nov-95                                         $19,154      $19,925
Dec-95                                         $19,388      $20,309
Jan-96                                         $19,815      $20,999
Feb-96                                         $20,579      $21,194
Mar-96                                         $20,625      $21,398
Apr-96                                         $21,356      $21,712
May-96                                         $21,918      $22,270
Jun-96                                         $21,442      $22,355
Jul-96                                         $20,113      $21,367
Aug-96                                         $20,737      $21,818
Sep-96                                         $21,803      $23,044

THE RETURN FOR CLASS B SHARES OF THE GROWTH AND INCOME FUND WILL VARY FROM THE RESULTS SHOWN DUE TO DIFFERENT EXPENSES AND LOAD STRUCTURES.

The accompanying chart compares the performance of the Stagecoach Growth and Income Fund Class A shares since the inception of the Predecessor Fund with the S&P 500 Index. The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all operating expenses and assumes the maximum initial sales charge of 4.5%. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. Please note that the Fund is a professionally managed mutual fund. The Index presented here is not managed, does not incur expenses and is not directly available for investment. Had this Index incurred operating expenses, its performance would have been lower.

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
24

                                                                  SMALL CAP FUND

-------------------------
INVESTMENT ADVISER COMMENTS
RETURNS:

The Fund posted a return for the financial year from January 1, 1996 to September 30, 1996 of 22.81% for Class A shares. The return for Class B shares for the same period was 22.39%. The one year total returns from October 1, 1995 to September 30, 1996 were 36.08% and 35.39%, respectively. These return figures are exclusive of sales charges.

BENCHMARKS:

The year-to-date return for the S&P 500 Index was 13.50% through September 30, 1996.

ECONOMIC FACTORS INFLUENCING PERFORMANCE:

The Small Cap Fund was first offered for sale on September 16, 1996. The discussion regarding returns and economic factors before that date includes the performance of the predecessor to the Fund -- the Small Capitalization Growth Fund for BRP Employment Retirement Plans -- an unregistered bank collective investment fund.

After experiencing overall growth throughout most of 1996, stock prices -- especially those of high growth companies in the technology and health care sectors -- were affected by the sharpest broad-based market decline experienced in nearly six years. The sell-off that precipitated this decline was sparked by investor concern over a potential rise in interest rates and the possibility that corporate earnings growth would not be strong enough to justify stock prices. In particular, smaller companies with lower earnings expectations for the coming year felt the brunt of the market correction.

There was a general market recovery in August and September, but emerging growth stocks did not rebound as much as the larger, more established companies.

STRATEGIC COMMENT:

It appears that the economy likely will show steady, modest growth over the next months. We believe that interest rates most likely will stay in a narrow range, inflation should remain stable, and corporate earnings should improve in the coming quarters.

Despite reaching record levels, the equity markets still present many attractive opportunities for growth. We remain optimistic about the long-term prospects for technology stocks, and we are heavily weighted in the networking, software and data storage sectors. We also believe that health care remains an attractive sector. Significant portfolio holdings include Envoy Corp., Orthodontic Centers of America, Inc., and Genesis Health Ventures.

                                                           ---------------------

SMALL CAP FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A SHARE PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                       SINCE
AVERAGE ANNUAL TOTAL RETURNS                               1 YEAR      INCEPTION
-------------------------------------------------------------------------------------
With Maximum 4.5% Sales Charge                             29.94%      47.00%
-------------------------------------------------------------------------------------
Without Sales Charge                                       36.08%      50.56%
-------------------------------------------------------------------------------------

CLASS B SHARE PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                       SINCE
AVERAGE ANNUAL TOTAL RETURNS                               1 YEAR      INCEPTION
--------------------------------------------------------------------------------------
With Contingent Deferred Sales Charge(1)                   32.39%      48.96%
--------------------------------------------------------------------------------------
Without Contingent Deferred Sales Charge                   35.39%      49.68%
--------------------------------------------------------------------------------------
(1)Assumes redemption on 9/30/96.

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

The Stagecoach Small Cap Fund invests in a master portfolio which in turn invests in individual securities. References to the investment policies of the Fund are understood to be references to the investment policies of the Master Portfolio.

The Small Cap Fund commenced operation on 9/16/96 as successor to the Small Capitalization Growth Fund for BRP Employment Plans, an unregistered bank collective investment Fund (the "Predecessor Fund"). Inception date of the Predecessor Fund was 11/94.

Performance figures shown for periods prior to 9/16/96 represent the performance of the Predecessor Fund which has the same investment objective and strategies as the Small Cap Fund. Performance figures also reflect expense differences between the Predecessor Fund and those of the Class A and B shares in effect as of the inception date of 9/16/96.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without these reductions, the Fund's returns would have been lower.

---------------------
26

                                                                  SMALL CAP FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               STAGECOACH SMALL CAP CLASS A                     STAGECOACH SMALL CAP CLASS B
                          SHARES                S 500 INDEX                SHARES
Inception                               $9,550      $10,000                             $10,000
Nov-94                                  $9,674       $9,636                             $10,120
Dec-94                                 $10,075       $9,779                             $10,540
Jan-95                                 $10,104      $10,032                             $10,560
Feb-95                                 $10,658      $10,423                             $11,130
Mar-95                                 $11,221      $10,730                             $11,720
Apr-95                                 $11,536      $11,046                             $12,040
May-95                                 $11,785      $11,486                             $12,300
Jun-95                                 $13,026      $11,753                             $13,580
Jul-95                                 $14,449      $12,142                             $15,060
Aug-95                                 $14,478      $12,173                             $15,080
Sep-95                                 $15,376      $12,686                             $16,000
Oct-95                                 $14,898      $12,641                             $15,500
Nov-95                                 $16,311      $13,195                             $16,960
Dec-95                                 $17,037      $13,449                             $17,700
Jan-96                                 $17,371      $13,907                             $18,040
Feb-96                                 $18,374      $14,036                             $19,080
Mar-96                                 $19,215      $14,171                             $19,940
Apr-96                                 $21,774      $14,379                             $22,580
May-96                                 $23,455      $14,748                             $24,300
Jun-96                                 $21,688      $14,805                             $22,460
Jul-96                                 $18,508      $14,150                             $19,160
Aug-96                                 $20,485      $14,449                             $21,200
Sep-96                                 $21,386      $15,261                             $21,663

The accompanying chart compares the performance of Class A and Class B shares of the Stagecoach Small Cap Fund since the inception of the Predecessor Fund with the S&P 500 Index. The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all operating expenses. For Class A shares the chart assumes the maximum initial sales charge of 4.5%. For Class B shares the chart assumes payment of the contingent deferred sales charge that would be applicable if shares of the Fund were purchased in November of 1994 and redeemed on September 30, 1996. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. Please note that the Fund is a professionally managed mutual fund. The Index presented here is not managed, does not incur expenses and is not directly available for investment. Had this Index incurred operating expenses, its performance would have been lower.

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
28

                   MASTER INVESTMENT TRUST CAPITAL APPRECIATION MASTER PORTFOLIO
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS - 83.61%
             ADVERTISING - 1.63%
     67,500  HA-LO Industries Inc+                                           $    940,000  $   1,957,500
     37,000  Outdoor Systems Inc+                                               1,333,813      1,739,000
                                                                             ------------  --------------
                                                                             $  2,273,813  $   3,696,500

             BASIC INDUSTRIES - 1.54%
     60,000  Gibraltar Steel Corp+                                           $  1,121,875  $   1,350,000
     75,000  Olympic Steel Inc+                                                 1,685,790      2,015,625
    120,000  Quadrax Corp+                                                        290,184        138,750
                                                                             ------------  --------------
                                                                             $  3,097,849  $   3,504,375

             BIOTECHNOLOGY - 3.45%
     82,500  Anesta Corp+                                                    $  1,143,979  $   1,165,313
     67,500  Aronex Pharmaceuticals Inc+                                          805,034        615,938
     90,000  Genzyme Corp - General Division+                                   2,406,188      2,295,000
     45,000  Genzyme Corp - Tissue Repair+                                        680,834        472,500
     45,000  Liposome Co Inc+                                                     613,603        849,375
     50,000  Nabi Inc                                                             576,600        593,750
     55,000  Neurex Corp+                                                       1,032,750      1,051,875
     70,000  Palomar Medical Tech Inc+                                            790,970        630,000
     60,000  Seragen Inc+                                                         414,940        157,500
                                                                             ------------  --------------
                                                                             $  8,464,898  $   7,831,251

             COMMERCIAL SERVICES - 2.31%
     88,400  AMRE Inc+                                                       $  1,536,277  $   1,226,550
     30,000  HFS Inc+                                                           1,837,450      2,006,250
     44,000  Snyder Communications Inc+                                           859,720        847,000
     35,000  Staffmark Inc+                                                       468,223        490,000
     75,000  Stericycle Inc+                                                      693,542        684,375
     31,000  Work Recovery Inc+                                                   135,313          7,750
                                                                             ------------  --------------
                                                                             $  5,530,525  $   5,261,925

                                                           ---------------------

MASTER INVESTMENT TRUST CAPITAL APPRECIATION MASTER PORTFOLIO

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             COMPUTER SOFTWARE - 14.85%
     65,000  Accom Inc+                                                      $    552,594  $     130,000
     35,000  Claremont Technology Group Inc+                                      885,950      1,260,000
     39,000  E*Trade Group Inc+                                                   421,748        514,313
    135,000  Envoy Corp+                                                        2,249,908      5,231,250
     48,000  First Data Corp                                                    3,259,165      3,918,000
     80,000  GT Interactive Software+                                           1,636,250      1,820,000
    110,000  Inference Corp Class A+                                            2,149,438      1,952,500
     60,000  LifeRate Systems Inc+                                                482,292        270,000
     75,000  Macromedia Inc+                                                    2,355,718      1,556,250
     27,000  Microsoft Corp+                                                    2,439,328      3,560,625
    100,000  Optika Imaging Systems Inc+                                          577,209        787,500
     94,500  Oracle Systems Corp+                                               2,994,318      4,022,156
     60,000  Premenos Tech Corp+                                                1,177,896      1,215,000
     73,615  Pure Atria Corp+                                                   2,504,114      2,778,966
      9,000  Remedy Corp+                                                         409,518        720,000
     70,000  Summit Medical System Inc+                                         1,520,938        980,000
     50,000  Technomax Technologies Limited+                                    1,064,884        868,750
     27,000  Visio Corp+                                                          987,875      1,228,500
     20,000  Whittman Hart Inc+                                              $    583,000  $     945,000
                                                                             ------------  --------------
                                                                             $ 28,252,143  $  33,758,810

             COMPUTER SYSTEMS - 10.05%
     80,000  Adaptec Inc+                                                    $  2,886,533  $   4,800,000
     88,500  Cisco Systems Inc+                                                 3,082,438      5,492,531
     10,000  International Network Services+                                      160,000        360,000
    212,000  Komag Inc+                                                         5,150,740      4,452,000
     71,200  Lexmark International Group Inc Class A+                           1,354,873      1,450,700
     65,000  Silicon Storage Technology Inc+                                    1,026,470        641,875
     60,000  Solectron Corp+                                                    2,372,110      2,940,000
     50,000  Xylan Corp+                                                        2,313,560      2,712,500
                                                                             ------------  --------------
                                                                             $ 18,346,724  $  22,849,606

------------------------
30

                   MASTER INVESTMENT TRUST CAPITAL APPRECIATION MASTER PORTFOLIO

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             ELECTRICAL EQUIPMENT - 1.76%
     10,000  BMC Industries Inc                                              $    297,045  $     286,250
     65,000  Interlink Electronics Inc+                                           344,375        422,500
     70,000  Nokia Corp ADR Class A                                             2,988,162      3,097,500
     60,000  Power (R F) Products Inc+                                            404,163        187,500
                                                                             ------------  --------------
                                                                             $  4,033,745  $   3,993,750

             ENERGY & RELATED - 5.11%
     30,000  Ashland Inc                                                     $  1,251,570  $   1,192,500
     40,000  Comstock Resources Inc+                                              420,000        445,000
     65,000  Ensco International Inc+                                           1,703,179      2,112,500
     96,000  Global Industries Ltd+                                               874,788      1,524,000
     32,400  J Ray McDermott SA+                                                  700,762        943,650
     25,000  Parker Drilling Co+                                                  143,750        159,375
     50,000  Reading & Bates Corp+                                              1,201,500      1,356,250
     40,000  Transocean Offshore Inc                                            1,923,476      2,450,000
     80,000  Veritas Digicon Inc+                                                 749,391      1,440,000
                                                                             ------------  --------------
                                                                             $  8,968,416  $  11,623,275

             ENTERTAINMENT & LEISURE - 3.23%
     25,000  Circus Circus Entertainment Inc+                                $  1,008,288  $     884,375
     40,000  Family Golf Centers Inc+                                             600,000      1,160,000
     60,000  Mikohn Gaming Corp+                                                  559,486        532,500
     60,000  Mirage Resorts Inc+                                                1,019,660      1,537,500
     64,000  Platinum Entertainment Inc+                                          823,125        976,000
     90,000  Regal Cinemas Inc+                                                 2,738,245      2,250,000
                                                                             ------------  --------------
                                                                             $  6,748,804  $   7,340,375

             ENVIRONMENTAL CONTROL - 1.43%
     60,000  Allied Waste Industries Inc+                                    $    604,675  $     555,000
     55,000  Molten Metal Technology Inc+                                       1,248,970      1,760,000
     30,000  U.S.A. Waste Services Inc+                                           597,090        945,000
                                                                             ------------  --------------
                                                                             $  2,450,735  $   3,260,000

                                                           ---------------------

MASTER INVESTMENT TRUST CAPITAL APPRECIATION MASTER PORTFOLIO

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             FINANCE & RELATED - 4.17%
    100,000  Capital One Financial Corp                                      $  2,838,382  $   3,000,000
     66,300  Medallion Financial Corp+                                            784,073        961,350
     85,000  Money Store Inc                                                    1,966,859      2,252,500
     15,000  NHP Inc+                                                             187,500        281,250
     40,000  Student Loan Marketing Assoc                                       3,109,712      2,985,000
                                                                             ------------  --------------
                                                                             $  8,886,526  $   9,480,100

             FOOD & RELATED - 1.26%
     61,500  NuCo2 Inc+                                                      $  1,053,613  $   1,276,125
     60,000  Whole Foods Market Inc+                                            1,395,812      1,590,000
                                                                             ------------  --------------
                                                                             $  2,449,425  $   2,866,125

             HEALTHCARE & RELATED - 7.38%
    125,000  Genesis Health Ventures Inc+                                    $  2,881,291  $   3,515,625
    120,000  Healthsouth Corp+                                                  3,386,674      4,605,000
     50,000  Medic Computer Systems Inc+                                        1,606,246      1,818,750
    110,000  Renal Treatment Centers+                                           1,801,050      3,657,500
     40,000  RISCORP Inc Class A+                                                 863,646        695,000
     76,000  Vivra Inc+                                                         2,311,792      2,479,500
                                                                             ------------  --------------
                                                                             $ 12,850,699  $  16,771,375

             INFORMATION SERVICES - 0.41%
     55,000  NETCOM On-Line Communication Services Inc+                      $  1,320,626  $     941,875

             MANUFACTURING PROCESSING - 0.56%
     46,400  Intertape Polymer Group Inc                                     $    826,150  $   1,038,200
     10,000  Lydall Inc+                                                          156,378        243,750
                                                                             ------------  --------------
                                                                             $    982,528  $   1,281,950

             MATERIAL MANUFACTURING - 0.31%
     73,000  Landec Corp+                                                    $    973,813  $     711,750

------------------------
32

                   MASTER INVESTMENT TRUST CAPITAL APPRECIATION MASTER PORTFOLIO

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             MEDICAL EQUIPMENT & SUPPLIES - 3.40%
     19,000  Arterial Vascular Engineering Inc+                              $    494,625  $     508,250
     50,000  Bioject Medical Technologies+                                        229,063         50,000
     83,000  Cardiovascular Dynamics Inc+                                       1,019,264      1,265,750
    115,000  Endosonics Corp+                                                   1,415,547      1,610,000
    100,000  General Surgical Innovations Inc+                                  1,436,875      1,100,000
     32,000  Innovasive Devices Inc+                                              403,745        304,000
     37,500  Life Med Sciences Inc+                                               292,188        262,500
      5,000  NeoPath Inc+                                                         123,000         96,250
     76,300  Ultrafem Inc+                                                      1,039,820      1,764,438
     50,000  Urologix Inc+                                                        738,034        768,750
                                                                             ------------  --------------
                                                                             $  7,192,161  $   7,729,938

             PUBLISHING & MEDIA - 0.44%
     55,000  Mecklermedia Corp+                                              $  1,084,375  $     990,000

             RETAIL & RELATED - 4.54%
      6,500  Abercrombie & Fitch Co+                                         $    104,000  $     149,500
     35,000  Baby Superstore Inc+                                                 639,331        726,250
     55,000  Corporate Express Inc+                                             1,557,063      2,138,125
     32,500  Deckers Outdoor Corp+                                                272,500        292,500
     65,000  Eagle Hardware & Garden+                                           1,586,094      1,755,000
     45,000  Mail Boxes Etc+                                                      877,500      1,018,125
     55,000  Micro Warehouse Inc+                                               1,604,791      1,416,250
     71,500  North Face Inc+                                                    1,313,811      2,019,875
     40,000  Tag Heuer International SA ADR+                                      782,000        800,000
                                                                             ------------  --------------
                                                                             $  8,737,090  $  10,315,625

             SEMICONDUCTORS - 2.15%
     70,000  Chips & Technologies Inc+                                       $    965,065  $     953,750
     83,500  IKOS Systems Inc+                                                  1,190,827      1,659,563
     18,000  Intel Corp                                                           904,125      1,717,875
     35,000  OnTrak Systems Inc+                                                  809,729        525,000
                                                                             ------------  --------------
                                                                             $  3,869,746  $   4,856,188

                                                           ---------------------

MASTER INVESTMENT TRUST CAPITAL APPRECIATION MASTER PORTFOLIO

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             TELECOMMUNICATIONS - 11.30%
     23,000  Amati Communications Corp+                                      $    487,025  $     506,000
     10,000  AML Communications Inc+                                              166,384        162,500
     30,000  Andrew Corp+                                                       1,378,188      1,496,250
     40,000  Ascend Communication Inc+                                          2,109,331      2,645,000
     45,000  Cascade Communications Corp+                                       2,025,344      3,667,500
     35,000  Charter Communication International Inc+                             298,750        192,500
     90,000  ECI Telecommunications Ltd+                                        2,201,501      1,890,000
     70,000  EIS International Inc+                                             1,492,246        980,000
    100,000  Farallon Communications+                                           1,432,695      1,050,000
     40,000  Intermedia Communications Inc+                                     1,122,688      1,170,000
     16,000  LCC International Inc Class A+                                       256,000        298,000
    110,000  LCI International Inc+                                             1,227,724      3,465,000
     30,000  Lightbridge Inc+                                                     328,125        348,750
    128,000  NEXTEL Communications Class A+                                     2,296,875      2,368,000
    110,000  Paging Network Inc+                                                2,188,620      2,200,000
     37,500  TresCom International Inc+                                           498,750        487,500
     35,000  U.S. Robotics Corp+                                                2,311,090      2,261,873
     30,000  Winstar Communications Inc+                                          945,321        498,750
                                                                             ------------  --------------
                                                                             $ 22,766,657  $  25,687,623

             TRANSPORTATION - 2.33%
     55,000  Atlas Air Inc+                                                  $  2,810,391  $   2,351,250
     40,000  Landair Services Inc+                                                666,866        430,000
     75,000  Mesa Airlines Inc+                                                 1,076,025        684,375
     60,000  Trico Marine Services Inc+                                         1,326,570      1,830,000
                                                                             ------------  --------------
                                                                             $  5,879,852  $   5,295,625
             TOTAL COMMON STOCKS                                             $165,161,150  $ 190,048,041

             WARRANTS - 2.19%
     84,000  Intel Corp expires 3/14/1998+                                                 $   4,767,000
    100,000  Viacom Inc Class E expires 07/07/1999+                                              206,250
                                                                                           --------------
             TOTAL WARRANTS                                                                $   4,973,250
             (Cost $2,722,959)

------------------------
34

                   MASTER INVESTMENT TRUST CAPITAL APPRECIATION MASTER PORTFOLIO

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CONVERTIBLE CORPORATE BONDS - 0.28%
$   240,000  First Financial Management Corp                      5.00 %        12/15/99   $     461,700
    100,000  Genesis Health Ventures Inc                          6.00          11/30/03         183,875
                                                                                           --------------
             TOTAL CONVERTIBLE CORPORATE BONDS                                                   645,575
             (Cost $345,000)

             SHORT-TERM INSTRUMENTS - 16.08%
             U.S. TREASURY BILLS - 11.31%
$26,000,000  U.S. Treasury Bill                                   4.98 %*       12/19/96   $  25,717,900

             REPURCHASE AGREEMENTS - 4.77%
$10,846,000  Goldman Sachs & Co Tri-Party Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.20          10/01/96   $  10,846,000
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS                                                     36,563,900
             (Cost $36,567,393)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $204,796,502)**(Notes 1 and 3)                    102.16%               $  232,230,766
              Other Assets and Liabilities, Net                        (2.16)                   (4,918,609)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  227,312,157
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
  *  YIELD TO MATURITY.
 ** COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $ 41,195,178
Gross Unrealized Depreciation    (13,760,914)
                                ------------
NET UNREALIZED APPRECIATION     $ 27,434,264
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

                                                                   BALANCED FUND
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS - 59.89%
             AEROSPACE - 1.61%
     30,000  Rockwell International Corp                                     $  1,570,383  $   1,691,250

             AUTOMOBILE & RELATED - 5.11%
     70,000  Dana Corp                                                       $  2,319,700  $   2,117,500
     50,000  Ford Motor Co                                                      1,488,375      1,562,500
     35,000  General Motors Corp                                                1,382,515      1,680,000
                                                                             ------------  --------------
                                                                             $  5,190,590  $   5,360,000

             BASIC INDUSTRIES - 1.25%
     80,000  Crompton & Knowles Corp                                         $  1,085,680  $   1,310,000

             BUILDING MATERIALS & SERVICES - 4.40%
     80,000  Masco Corp                                                      $  2,461,624  $   2,400,000
     10,000  Texas Industries Inc                                                 530,286        598,750
     25,000  Willamette Industries Inc                                          1,482,500      1,625,000
                                                                             ------------  --------------
                                                                             $  4,474,410  $   4,623,750

             COMPUTER SOFTWARE - 0.20%
     10,000  BancTec Inc+                                                    $    165,600  $     208,750

             COMPUTER SYSTEMS - 3.02%
     17,000  International Business Machines Corp                            $  1,724,820  $   2,116,500
     50,000  Komag Inc+                                                         1,019,736      1,050,000
                                                                             ------------  --------------
                                                                             $  2,744,556  $   3,166,500

             CONGLOMERATES - 1.91%
     22,000  General Electric Co                                             $    918,436  $   2,002,000

------------------------
36

                                                                   BALANCED FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             ELECTRICAL EQUIPMENT - 3.32%
     75,000  Lexmark International Group Inc Class A+                        $  1,540,482  $   1,528,125
     35,000  Seagate Technology Inc+                                            1,182,704      1,955,625
                                                                             ------------  --------------
                                                                             $  2,723,186  $   3,483,750

             ENERGY & RELATED - 5.25%
     12,000  Atlantic Richfield Corp                                         $  1,417,555  $   1,530,000
      5,000  Mobil Corp                                                           426,878        578,750
     10,000  Royal Dutch Petroleum Co ADR (Netherlands)                         1,154,982      1,561,250
     20,000  Texaco Inc                                                         1,443,172      1,840,000
                                                                             ------------  --------------
                                                                             $  4,442,587  $   5,510,000

             FINANCE & RELATED - 11.05%
     35,800  American Bankers Insurance Group                                $    831,325  $   1,785,525
     26,100  BankAmerica Corp                                                   1,197,321      2,143,463
     25,000  Bankers Trust N Y Corp                                             1,901,233      1,965,625
     10,400  Chase Manhattan Bank                                                 358,200        833,300
     35,925  Fremont General Corp                                                 509,931      1,059,788
     20,000  NationsBank                                                        1,207,791      1,737,500
     29,400  Providian Corp                                                       896,770      1,264,200
     16,500  Travelers Inc                                                        363,350        810,563
                                                                             ------------  --------------
                                                                             $  7,265,921  $  11,599,964

             FOOD & RELATED - 4.79%
     25,000  American Home Products Corp                                     $  1,249,565  $   1,593,750
    126,000  Archer-Daniels-Midland Co                                          2,325,600      2,425,500
     11,200  Philip Morris Co Inc                                                 627,548      1,005,200
                                                                             ------------  --------------
                                                                             $  4,202,713  $   5,024,450

             HEALTHCARE - 2.35%
     35,000  Aetna Inc                                                       $  2,455,618  $   2,463,125

             MACHINERY - 1.33%
     70,000  United Dominion Industries                                      $  1,684,599  $   1,400,000

                                                           ---------------------

BALANCED FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             MEDICAL EQUIPMENT & SUPPLIES - 1.34%
     30,000  Baxter International Inc                                        $    981,068  $   1,402,500

             MISCELLANEOUS - 1.43%
     40,000  Lancaster Colony Corp                                           $  1,521,249  $   1,500,000

             PHARMACEUTICALS - 1.77%
     13,000  Bristol-Myers Squibb Co                                         $    766,374  $   1,252,874
     15,000  Pharmacia and Upjohn Inc                                             397,019        618,750
                                                                             ------------  --------------
                                                                             $  1,163,393  $   1,871,624

             RETAIL & RELATED - 4.01%
     60,000  Price/Costco Inc+                                               $    908,955  $   1,230,000
     70,000  Rite Aid Corp                                                      2,071,881      2,537,500
     10,000  Springs Industries Inc Class A                                       475,800        445,000
                                                                             ------------  --------------
                                                                             $  3,456,636  $   4,212,500

             TELECOMMUNICATIONS - 0.92%
     25,000  GTE Corp                                                        $    827,406  $     962,500

             UTILITIES - 4.83%
     50,000  Cinergy Corp                                                    $  1,454,486  $   1,543,750
     65,000  Illinova Corp                                                      1,755,605      1,722,500
     80,000  Southern Co                                                        1,925,532      1,810,000
                                                                             ------------  --------------
                                                                             $  5,135,623  $   5,076,250
             TOTAL COMMON STOCKS                                             $ 52,009,654  $  62,868,913

------------------------
38

                                                                   BALANCED FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE BONDS & NOTES - 8.34%
             BANK & FINANCE - 3.79%
$ 1,000,000  Associates Corp of North America                     6.32 %        02/28/00         987,500
  2,000,000  General Motors Acceptance Corp                       6.88          07/15/01       1,992,500
  1,000,000  Societe Generale                                     7.40          06/01/06       1,001,250
                                                                                           --------------
                                                                                           $   3,981,250

             INDUSTRIALS - 1.75%
$ 1,500,000  BP America Inc                                       9.38 %        11/01/00       1,636,875
    200,000  ITT Corp                                             7.25          11/15/96         200,310
                                                                                           --------------
                                                                                           $   1,837,185

             FOREIGN GOVERNMENT - 2.80%
$ 1,500,000  Ontario, Province of                                 7.75 %        06/04/02       1,563,750
  1,500,000  Quebec, Province of (Yankee)                         7.13          02/09/24       1,372,500
                                                                                           --------------
                                                                                           $   2,936,250
             TOTAL CORPORATE BONDS & NOTES                                                 $   8,754,685
             (Cost $8,710,379)

             REAL ESTATE MORTGAGE INVESTMENT CONDUITS - 1.05%
$   584,222  FNMA #190526                                         6.00 %        01/01/01         564,867
    549,362  FNMA #190588                                         6.50          01/01/09         535,283
                                                                                           --------------
             TOTAL REAL ESTATE MORTGAGE INVESTMENT CONDUITS                                $   1,100,150
             (Cost $1,145,380)

             U.S. GOVERNMENT AGENCY SECURITIES - 11.91%
             FEDERAL HOME LOAN MORTGAGE ASSOCIATION - 0.72%
$   162,178  FHLMC #220009                                        8.25 %        08/01/01         164,053
    136,489  FHLMC #303407                                        8.50          12/01/02         140,199
    249,522  FHLMC #291786                                        8.50          01/01/09         258,333
    174,943  FHLMC #546103                                       10.50          08/01/19         191,618
                                                                                           --------------
                                                                                           $     754,203

                                                           ---------------------

BALANCED FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. GOVERNMENT AGENCY SECURITIES (CONTINUED)
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.99%
$ 5,970,353  FNMA #426993                                         7.50 %        07/01/26   $   5,899,425
    107,275  FNMA #083785                                         8.00          08/01/18         109,287
    259,605  FNMA #057843                                         8.00          06/01/08         264,473
      8,668  FNMA #075336                                         9.50          02/01/09           9,321
                                                                                           --------------
                                                                                           $   6,282,506

             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.20%
$ 1,013,532  GNMA #423225                                         6.50 %        04/15/26         947,328
  1,488,778  GNMA #426993                                         7.00          05/15/26       1,433,411
  1,747,578  GNMA #403934                                         9.00          08/15/24       1,838,767
  1,182,982  GNMA #376200                                         9.00          06/15/25       1,241,753
                                                                                           --------------
                                                                                           $   5,461,259
             TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                       $  12,497,968
             (Cost $13,557,500)

             U.S. TREASURY SECURITIES - 15.23%
             U.S. TREASURY BONDS - 2.75%
$ 1,500,000  U.S. Treasury Bonds                                  6.25 %        08/15/23       1,355,145
  1,500,000  U.S. Treasury Bonds                                  7.25          05/15/16       1,532,084
                                                                                           --------------
                                                                                           $   2,887,229

             U.S. TREASURY NOTES - 12.48%
$ 5,000,000  U.S. Treasury Notes                                  6.25 %        02/15/03       4,916,700
  5,000,000  U.S. Treasury Notes                                  6.38          01/15/99       5,024,100
  3,000,000  U.S. Treasury Notes                                  7.50          02/15/05       3,155,490
                                                                                           --------------
                                                                                           $  13,096,290
             TOTAL U.S. TREASURY SECURITIES                                                $  15,983,519
             (Cost $14,906,031)

------------------------
40

                                                                   BALANCED FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             SHORT-TERM INSTRUMENTS - 0.68%
             REPURCHASE AGREEMENTS - 0.68%
$   720,000  Goldman Sachs & Co Tri-Party Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.20          10/01/96         720,000
                                                                                           --------------
             TOTAL SHORT-TERM INTSTRUMENTS                                                 $     720,000
             (Cost $720,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $91,048,944)* (Notes 1 and 3)                      97.10%               $  101,925,235
              Other Assets and Liabilities                              2.90                     3,043,207
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  104,968,442
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $ 11,836,582
Gross Unrealized Depreciation       (960,291)
                                ------------
NET UNREALIZED APPRECIATION     $ 10,876,291
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

                        MASTER INVESTMENT TRUST CORPORATE STOCK MASTER PORTFOLIO
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS - 99.69%
     11,823  3Com Corp+                                                      $    548,172  $     710,119
     55,258  Abbott Laboratories                                                1,036,989      2,721,457
      9,434  Advanced Micro Devices+                                              193,931        139,152
     10,586  Aetna Inc                                                            837,385        744,990
      7,623  Ahmanson (H F) & Co                                                  148,824        213,444
      7,892  Air Products & Chemicals Inc                                         214,850        459,709
     35,363  Airtouch Communications+                                             565,288        976,903
      1,984  Alberto-Culver Co Class B                                             35,915         86,056
     17,888  Albertson's Inc                                                      220,631        753,532
     16,030  Alcan Aluminium Ltd                                                  306,856        480,900
      9,060  Alco Standard Corp                                                   212,144        451,868
      3,200  Alexander & Alexander Services                                        82,893         53,200
     12,398  Allegheny Teledyne Inc                                               218,155        280,505
      4,650  Allergan Inc                                                         123,275        177,281
     20,078  Allied Signal Inc                                                    477,697      1,322,638
     31,556  Allstate Corp                                                        689,758      1,554,133
     13,490  Alltel Corp                                                          416,449        376,034
     12,294  Aluminum Co of America                                               357,148        725,346
      5,903  ALZA Corp+                                                           161,760        158,643
      8,560  Amdahl Corp+                                                         131,063         80,785
      6,553  Amerada Hess Corp                                                    255,496        346,490
     12,058  American Brands Inc                                                  366,412        509,451
     13,282  American Electric Power Inc                                          388,914        539,581
     33,572  American Express Corp                                                910,211      1,552,705
     14,446  American General Corp                                                300,906        545,337
      5,350  American Greetings Corp Class A                                       99,766        153,144
     45,082  American Home Products Corp                                        1,208,467      2,873,978
     33,245  American International Group Inc                                   1,101,648      3,349,434
     10,540  American Stores Co                                                   182,963        421,600
     38,952  Ameritech Corp                                                     1,053,941      2,049,849
     18,700  Amgen Inc+                                                           675,727      1,180,438
     35,290  Amoco Corp                                                         1,550,473      2,487,945
     15,395  AMP Inc                                                              422,108        596,556
      6,399  AMR Corp+                                                            427,937        509,520

------------------------
42

                        MASTER INVESTMENT TRUST CORPORATE STOCK MASTER PORTFOLIO

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      4,240  Andrew Corp+                                                    $     19,606  $     211,470
     35,172  Anheuser-Busch Inc                                                   678,581      1,323,347
      7,744  Aon Corp                                                             420,962        420,112
      8,870  Apple Computer Inc                                                   337,408        196,803
     12,752  Applied Materials Inc+                                               352,212        352,274
     38,732  Archer-Daniels-Midland Co                                            334,138        745,591
      7,563  Armco Inc+                                                            67,028         34,034
      2,577  Armstrong World Industries Inc                                        94,494        160,740
      3,037  ASARCO Inc                                                            76,480         80,860
      4,550  Ashland Inc                                                          164,508        180,863
    114,728  AT & T Corp                                                        4,219,429      5,994,538
     11,420  Atlantic Richfield Corp                                            1,028,961      1,456,050
      3,300  Autodesk Inc                                                          66,257         85,388
     20,608  Automatic Data Processing                                            328,651        899,024
      3,800  Avery Dennison Corp                                                   82,180        210,900
      9,508  Avon Products Inc                                                    180,451        471,835
     10,171  Baker Hughes Inc                                                     211,561        308,944
      2,191  Ball Corp                                                             71,009         53,680
      3,385  Bally Entertainment Corp+                                             40,160         96,049
     10,485  Baltimore Gas & Electric Co                                          221,276        273,921
     31,558  Banc One Corp                                                        845,070      1,293,878
     10,825  Bank of Boston Corp                                                  363,336        626,497
     27,274  Bank of New York Inc                                                 473,843        801,174
     25,506  BankAmerica Corp                                                     910,154      2,094,680
      5,617  Bankers Trust N Y Corp                                               286,700        441,637
      4,112  Bard (C R) Inc                                                        92,810        127,986
     13,422  Barnett Banks Inc                                                    252,432        452,993
     25,357  Barrick Gold Corp                                                    755,838        637,095
     16,008  Battle Mountain Gold Co                                              136,443        124,062
      4,068  Bausch & Lomb Inc                                                    121,023        149,499
     19,250  Baxter International Inc                                             451,179        899,938
     13,239  Bay Networks Inc+                                                    633,763        360,763
      9,016  Becton Dickinson & Co                                                150,890        398,958
     31,078  Bell Atlantic Corp                                                 1,268,742      1,860,795
     70,608  BellSouth Corp                                                     1,599,287      2,612,496
      3,744  Bemis Co Inc                                                          47,414        126,828
      3,806  Beneficial Corp                                                      111,226        218,845

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                                                                              43
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
  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      7,921  Bethlehem Steel Corp+                                           $    124,749  $      79,210
      7,019  Beverly Enterprises+                                                  87,648         76,332
      8,250  Biomet Inc+                                                           78,252        135,094
      6,176  Black & Decker Corp                                                  132,370        256,304
      7,394  Block (H & R) Inc                                                    151,155        219,972
     11,222  Boatmen's Bancshares Inc                                             316,982        627,029
     24,669  Boeing Co                                                            824,762      2,331,221
      3,454  Boise Cascade Corp                                                   127,543        117,436
     12,463  Boston Scientific Corp+                                              305,205        716,623
      2,052  Briggs & Stratton Corp                                                38,349         91,058
     35,549  Bristol-Myers Squibb Co                                            1,804,712      3,426,035
      4,958  Brown-Forman Corp Class B                                            106,322        193,982
     15,058  Browning-Ferris Industries Inc                                       416,314        376,450
      6,869  Brunswick Corp                                                       126,150        164,856
     10,736  Burlington Northern Santa Fe                                         397,367        905,850
      8,948  Burlington Resources Inc                                             406,319        397,068
      5,421  Cabletron Systems Inc+                                               293,418        370,661
      2,844  Caliber System Inc                                                   115,153         45,860
     17,614  Campbell Soup Co                                                     414,833      1,373,892
     10,800  Carolina Power & Light Co                                            252,839        372,600
      5,154  Case Corp                                                            228,221        251,258
     13,706  Caterpillar Inc                                                      369,050      1,033,090
      2,054  Centex Corp                                                           39,474         67,012
     14,842  Central & South West Corp                                            294,570        385,892
      4,796  Ceridian Corp+                                                       132,938        239,800
      6,798  Champion International Corp                                          227,553        311,858
      7,406  Charming Shoppes Inc+                                                 93,828         44,436
     30,980  Chase Manhattan Bank                                               1,057,786      2,482,273
     46,346  Chevron Corp                                                       1,438,302      2,902,418
     51,820  Chrysler Corp                                                        816,995      1,483,348
     12,448  Chubb Corp                                                           308,452        572,608
      5,449  CIGNA Corp                                                           348,214        653,199
      2,492  Cincinnati Milacron Inc                                               55,762         47,037
     11,171  Cinergy Corp                                                         236,314        344,905
      7,000  Circuit City Stores Inc                                              102,497        252,875
     45,942  Cisco Systems Inc+                                                 1,093,373      2,851,275
     34,066  Citicorp                                                           1,244,010      3,087,231

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
  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      3,686  Clorox Co                                                       $    133,752  $     353,395
      7,482  Coastal Corp                                                         183,756        308,633
    176,652  Coca-Cola Co                                                       1,830,604      8,987,171
     10,373  Colgate-Palmolive Co                                                 379,136        901,154
      3,898  Columbia Gas System Inc+                                             162,585        218,288
     31,800  Columbia HCA Healthcare Corp                                       1,158,062      1,808,625
     17,014  Comcast Corp Class A                                                 376,842        261,590
      8,255  Comerica Inc                                                         309,329        425,133
      3,150  Community Psychiatric Centers+                                        76,507         29,531
     19,035  Compaq Computer Corp+                                                281,685      1,220,619
     25,713  Computer Associates International Inc+                               215,729      1,536,352
      5,386  Computer Sciences Corp+                                              190,926        414,049
     17,245  ConAgra Inc                                                          375,766        849,316
      5,750  Conrail Inc                                                          167,932        416,156
     16,764  Consolidated Edison Co                                               411,153        465,201
      3,138  Consolidated Freightways                                              87,596         76,881
      6,599  Consolidated Natural Gas Co                                          262,932        353,871
      7,644  Cooper Industries Inc                                                277,985        330,603
      6,050  Cooper Tire & Rubber Co                                               75,412        130,831
      2,759  Coors (Adolph) Co Class B                                             56,617         60,526
     15,699  CoreStates Financial Corp                                            453,680        678,982
     16,372  Corning Inc                                                          392,181        638,508
     10,328  CPC International Inc                                                319,663        773,309
      2,144  Crane Co                                                              38,873         95,140
      8,951  Crown Cork & Seal Co                                                 248,955        412,865
     15,010  CSX Corp                                                             319,578        758,005
     17,531  CUC International Inc+                                               506,756        699,049
      2,884  Cummins Engine Co Inc                                                 98,104        113,558
      6,693  Cyprus Amax Minerals                                                 176,210        143,900
      7,200  Dana Corp                                                            149,512        217,800
     11,402  Darden Restaurants Inc                                                73,575         98,342
      2,740  Data General Corp+                                                    65,481         38,360
     15,342  Dayton-Hudson Corp                                                   284,697        506,286
     11,683  Dean Witter Discover & Co                                            394,984        642,565
     18,291  Deere & Co                                                           289,499        768,222
      6,397  Dell Computer Corp+                                                  432,768        497,367
      5,584  Delta Air Lines Inc                                                  381,156        402,048

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
  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      5,896  Deluxe Corp                                                     $    209,338  $     222,574
     10,865  Digital Equipment Corp+                                            1,079,811        388,424
      8,018  Dillard Department Stores Inc Class A                                182,486        258,581
     48,094  Disney (Walt) Co                                                   1,596,173      3,047,957
     12,640  Dominion Resources Inc                                               402,755        477,160
     10,954  Donnelley (R R) & Sons Co                                            239,746        353,267
      8,104  Dover Corp                                                           136,861        386,966
     17,389  Dow Chemical Co                                                      932,211      1,395,467
      6,895  Dow Jones & Co Inc                                                   268,759        255,115
     12,939  Dresser Industries Inc                                               223,903        384,935
      8,282  DSC Communications Corp+                                              87,866        207,050
     10,352  DTE Energy Co                                                        230,714        289,856
     14,546  Duke Power Co                                                        382,376        678,207
     12,032  Dun & Bradstreet Corp                                                655,033        717,408
     39,811  DuPont (E I) de Nemours                                            1,673,685      3,513,321
      1,464  Eastern Enterprises                                                   40,702         55,266
      5,606  Eastman Chemical Co                                                  229,912        327,250
     24,275  Eastman Kodak Co                                                     960,724      1,905,588
      5,488  Eaton Corp                                                           187,054        331,338
      4,371  Echlin Inc                                                            83,323        137,140
      9,100  Echo Bay Mines Ltd                                                   127,981         80,194
      4,600  Ecolab Inc                                                            67,006        155,250
     31,012  Edison International                                                 547,937        554,340
      3,426  EG & G Inc                                                            64,709         61,240
     16,283  EMC Corp+                                                            354,004        368,403
     15,932  Emerson Electric Co                                                  677,520      1,435,872
     10,172  Engelhard Corp                                                        86,577        233,956
     17,832  Enron Corp                                                           292,908        726,654
      4,929  Enserch Corp                                                          99,268        102,893
     16,184  Entergy Corp                                                         365,316        436,968
     88,036  Exxon Corp                                                         4,177,954      7,328,997
      4,078  Federal Express Corp+                                                243,756        323,182
     12,650  Federal Home Loan Mortgage Corp                                      594,105      1,238,119
     77,500  Federal National Mortgage Assoc                                      743,308      2,702,813
     14,553  Federated Department Stores Inc+                                     395,680        487,526
      7,487  Fifth Third Bancorp                                                  436,486        435,182
     10,048  First Bank System Inc                                                525,095        671,960

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
  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     22,494  First Chicago NBD Corp                                          $    500,716  $   1,017,854
     15,813  First Data Corp                                                      905,129      1,290,736
     19,927  First Union Corp                                                     651,392      1,330,127
     18,604  Fleet Financial Group Inc                                            528,680        827,878
      2,446  Fleetwood Enterprises Inc                                             40,942         75,215
      2,650  Fleming Co Inc                                                        79,714         46,044
      5,926  Fluor Corp                                                           160,159        364,449
      2,667  FMC Corp+                                                             95,210        181,023
     83,936  Ford Motor Co                                                      1,930,114      2,623,000
      2,832  Foster Wheeler Corp                                                   65,292        123,900
     13,037  FPL Group Inc                                                        430,649        563,850
     13,819  Freeport McMoRan Copper & Gold Inc Class B                           378,597        431,844
      5,419  Fruit of the Loom Inc Class A+                                       146,408        167,989
      9,949  Gannett Co Inc                                                       447,714        700,161
     20,484  Gap Inc                                                              205,927        591,476
      4,528  General Dynamics Corp                                                103,247        311,866
    117,078  General Electric Co                                                3,671,499     10,654,098
      9,789  General Instrument Corp+                                             265,773        242,278
     11,302  General Mills Inc                                                    347,996        682,358
     53,632  General Motors Corp                                                2,228,255      2,574,336
      5,600  General Re Corp                                                      405,933        793,800
      3,368  General Signal Corp                                                   91,071        148,192
      8,687  Genuine Parts Co                                                     232,746        380,056
      6,435  Georgia-Pacific Corp                                                 313,191        509,169
      4,300  Giant Food Inc Class A                                                97,738        146,200
      2,450  Giddings & Lewis Inc                                                  54,550         29,094
     31,608  Gillette Co                                                          478,417      2,279,727
      4,150  Golden West Financial                                                110,145        242,256
      3,732  Goodrich (B F) Co                                                     90,611        168,407
     10,976  Goodyear Tire & Rubber Co                                            309,488        506,268
      8,527  GPU Inc                                                              257,245        262,205
      3,592  Grainger (W W) Inc                                                   119,680        252,338
      2,743  Great Atlantic & Pacific Tea Co                                       98,636         70,975
      4,600  Great Lakes Chemical Corp                                            254,736        262,200
      9,788  Great Western Financial Corp                                         185,612        259,382
      9,701  Green Tree Financial Inc                                             328,777        380,764
     68,531  GTE Corp                                                           1,902,495      2,638,444

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
  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      8,129  Halliburton Co                                                  $    268,114  $     419,660
      5,026  Harcourt General Inc                                                 120,083        277,687
      2,200  Harland (John H) Co                                                   53,487         66,000
      3,366  Harnischfeger Industries Inc                                          81,458        127,067
      7,312  Harrah's Entertainment Inc+                                           51,456        136,186
      2,758  Harris Corp                                                           97,719        179,615
      6,155  Hasbro Inc                                                           113,065        228,504
     26,289  Heinz (H J) Co                                                       500,063        887,254
      1,800  Helmerich & Payne Inc                                                 44,183         78,525
      7,706  Hercules Inc                                                         145,850        421,904
     10,922  Hershey Foods Corp                                                   178,936        548,831
     72,392  Hewlett Packard Co                                                 1,108,164      3,529,110
      8,671  HFS Inc+                                                             571,802        579,873
     14,008  Hilton Hotels Corp                                                   174,476        397,477
     33,940  Home Depot Inc                                                       643,884      1,930,338
     10,490  Homestake Mining Co                                                  164,095        153,416
      9,004  Honeywell Inc                                                        204,923        568,378
      6,900  Household International Inc                                          191,166        567,525
     18,688  Houston Industries Inc                                               334,450        413,472
     11,628  Humana Inc+                                                          325,081        235,467
      8,714  Illinois Tool Works Inc                                              228,654        628,497
     11,938  Inco Ltd                                                             294,149        367,094
      7,734  Ingersoll-Rand Co                                                    165,311        367,365
      3,500  Inland Steel Industries Inc                                           96,637         62,563
     58,260  Intel Corp                                                           743,396      5,560,189
      3,298  Intergraph Corp+                                                      75,324         36,278
     37,534  International Business Machines Corp                               4,701,917      4,672,983
      7,863  International Flavors & Fragrances                                   165,822        343,023
     21,131  International Paper Co                                               579,197        898,068
      5,600  Interpublic Group Cos Inc                                            190,599        264,600
      8,269  ITT Corp+                                                            219,897        360,735
      8,369  ITT Hartford Group Inc                                               212,454        493,771
      8,369  ITT Industries Inc                                                    95,876        201,902
      6,108  James River Corp                                                     178,279        168,734
      5,103  Jefferson-Pilot Corp                                                  96,915        264,080
     94,398  Johnson & Johnson                                                  1,525,915      4,837,898
      2,917  Johnson Controls Inc                                                  99,990        218,775

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
  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      2,800  Jostens Inc                                                     $     72,467  $      58,450
     34,260  K Mart Corp                                                          650,828        351,165
      2,327  Kaufman & Broad Home Corp                                             29,501         30,251
     15,135  Kellogg Co                                                           554,136      1,042,423
      3,583  Kerr-McGee Corp                                                      140,583        218,115
     16,472  KeyCorp                                                              526,959        724,768
     19,994  Kimberly-Clark Corp                                                  621,787      1,761,971
      2,700  King World Productions+                                               61,725         99,563
      6,876  Knight-Ridder Inc                                                    183,538        254,412
      8,870  Kroger Co+                                                           134,941        396,933
     22,364  Laidlaw Inc Class B                                                  200,672        246,004
     38,774  Lilly (Eli) & Co                                                   1,091,228      2,500,923
     19,285  Limited Inc                                                          406,108        368,826
      7,380  Lincoln National Corp                                                235,164        323,798
      5,192  Liz Claiborne Inc                                                    155,353        193,402
     14,117  Lockheed Martin Corp                                                 483,461      1,272,295
      8,126  Loews Corp                                                           453,949        628,749
      1,395  Longs Drug Stores Corp                                                49,059         60,683
      2,453  Louisiana Land & Exploration Co                                       92,917        129,089
      7,712  Louisiana-Pacific Corp                                               114,549        175,448
     12,210  Lowe's Co Inc                                                        157,404        499,084
      9,202  LSI Logic Corp+                                                      334,196        213,947
      1,634  Luby's Cafeterias Inc                                                 31,203         39,216
      5,254  Mallinckrodt Group Inc                                               107,440        218,698
      4,501  Manor Care Inc                                                        73,417        172,726
      9,004  Marriott International                                               230,703        496,346
      5,150  Marsh & McLennan Companies Inc                                       377,390        500,194
     11,386  Masco Corp                                                           339,536        341,580
     19,651  Mattel Inc                                                           198,335        508,470
     17,710  May Co Department Stores Co                                          389,531        861,149
      7,468  Maytag Corp                                                          162,010        145,626
     15,875  MBNA Corp                                                            146,023        551,656
      3,934  McDermott International Inc                                           93,772         85,565
     49,666  McDonald's Corp                                                      812,932      2,352,927
     15,226  McDonnell Douglas Corp                                               195,883        799,365
      7,116  McGraw-Hill Inc                                                      233,074        303,320
     48,942  MCI Communications                                                   696,348      1,254,139

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
  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      3,759  Mead Corp                                                       $    126,366  $     220,371
     17,004  Medtronic Inc                                                        219,424      1,090,382
      9,254  Mellon Bank Corp                                                     315,365        548,300
      7,424  Melville Corp                                                        286,336        327,584
      2,662  Mercantile Stores Co Inc                                             110,421        143,748
     86,237  Merck & Co Inc                                                     2,347,539      6,068,929
      1,996  Meredith Corp                                                         34,497         98,553
     11,913  Merrill Lynch & Co Inc                                               277,254        781,791
      4,114  MGIC Investment Corp                                                 257,711        277,181
     14,794  Micron Technology Inc                                                283,229        451,217
     42,568  Microsoft Corp+                                                    2,440,196      5,613,655
      3,200  Millipore Corp                                                        60,361        126,400
     29,713  Minnesota Mining & Manufacturing Co                                1,076,619      2,076,196
     27,940  Mobil Corp                                                         1,508,516      3,234,055
     41,790  Monsanto Co                                                          421,729      1,525,335
      7,200  Moore Corp Ltd                                                       175,797        132,300
     13,228  Morgan (J P) & Co Inc                                                649,272      1,175,639
     10,848  Morgan Stanley Group                                                 539,111        539,688
     10,056  Morton International Inc                                             157,704        399,726
     41,972  Motorola Inc                                                         907,928      2,166,805
        595  NACCO Industries Inc Class A                                          22,972         28,411
      4,750  Nalco Chemical Co                                                    130,592        172,188
     15,720  National City Corp                                                   485,419        662,205
      9,701  National Semiconductor+                                              131,158        195,233
      3,427  National Service Industries Inc                                       87,135        119,945
     21,009  NationsBank                                                          862,084      1,825,157
      5,397  Navistar International Corp+                                         176,884         45,875
      6,953  New York Times Co Class A                                            215,942        234,664
     11,300  Newell Co                                                            180,887        339,000
      7,082  Newmont Mining Corp                                                  183,174        334,625
     10,267  Niagara Mohawk Power Corp                                            178,464         82,136
      3,600  NICOR Inc                                                             74,500        121,500
     10,200  Nike Inc Class B                                                     159,875      1,239,300
      9,900  NorAm Energy Corp                                                    182,825        147,263
      5,750  Nordstrom Inc                                                        180,376        218,500
      8,955  Norfolk Southern Corp                                                366,805        818,263
      4,833  Northern States Power Co                                             174,170        225,339

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50

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
  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     18,287  Northern Telecom Ltd                                            $    476,270  $   1,056,074
      4,058  Northrop Grumman Corp                                                166,620        325,655
     26,327  Norwest Corp                                                         472,425      1,076,116
     24,968  Novell Inc+                                                          601,579        274,648
      6,226  Nucor Corp                                                           112,358        315,970
     31,020  NYNEX Corp                                                         1,117,671      1,349,370
     22,676  Occidental Petroleum Corp                                            633,454        530,052
     10,860  Ohio Edison Co                                                       223,570        210,413
      1,960  ONEOK Inc                                                             32,832         53,900
     46,400  Oracle Systems Corp+                                                 259,805      1,974,900
      7,472  Oryx Energy Co+                                                      198,205        132,628
      1,429  Outboard Marine Corp                                                  41,404         21,971
      3,693  Owens Corning Fiberglass Corp                                         93,143        136,179
      2,785  PACCAR Inc                                                            92,334        152,479
      5,893  Pacific Enterprises                                                  241,493        178,263
     29,548  Pacific Gas & Electric Co                                            727,353        642,669
     30,372  Pacific Telesis Group                                                619,383      1,021,259
     20,850  PacifiCorp                                                           399,621        430,031
      8,250  Pall Corp                                                             96,925        233,063
     10,712  Panenergy Corp                                                       252,122        370,903
      5,303  Parker Hannifin Corp                                                 114,962        222,726
     15,818  PECO Energy Co                                                       351,871        375,678
     15,938  Penney (J C) Co Inc                                                  447,398        862,644
      3,267  Pennzoil Co                                                          217,724        172,743
      2,494  Peoples Energy Corp                                                   57,576         84,796
      4,400  Pep Boys-Manny Moe & Jack                                             75,087        156,750
    111,228  Pepsico Inc                                                        1,148,693      3,142,191
      3,071  Perkin-Elmer Corp                                                    102,753        177,734
     45,560  Pfizer Inc                                                         1,090,210      3,604,935
     36,167  Pharmacia and Upjohn Inc                                           1,125,799      1,491,889
      4,720  Phelps Dodge Corp                                                    136,312        302,670
     58,588  Philip Morris Co Inc                                               2,272,768      5,258,273
     18,619  Phillips Petroleum Co                                                368,445        795,962
      5,928  Pioneer Hi Bred International Inc                                    224,247        358,644
     10,676  Pitney Bowes Inc                                                     261,650        561,825
     17,063  Placer Dome Inc                                                      265,542        403,113
     24,257  PNC Bank Corp                                                        634,800        809,577

                                                           ---------------------

MASTER INVESTMENT TRUST CORPORATE STOCK MASTER PORTFOLIO

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      3,209  Polaroid Corp                                                   $    111,857  $     141,196
      2,071  Potlatch Corp                                                         73,527         80,251
     11,276  PP & L Resources Inc                                                 291,461        246,663
     13,170  PPG Industries Inc                                                   320,483        716,119
     10,894  Praxair Inc                                                          189,117        468,442
     13,984  Price/Costco Inc+                                                    270,845        286,672
     48,606  Procter & Gamble Co                                                1,567,427      4,739,085
      6,640  Providian Corp                                                       159,298        285,520
     17,371  Public Services Enterprise Group                                     467,604        464,674
      1,938  Pulte Corp                                                            31,111         49,661
      9,580  Quaker Oats Co                                                       229,680        350,868
      7,570  Ralston-Purina Group                                                 285,130        518,545
      3,200  Raychem Corp                                                         137,568        240,000
     16,776  Raytheon Co                                                          349,873        933,165
      4,004  Reebok International Ltd                                              89,743        139,139
      3,936  Republic New York Corp                                               231,102        272,076
      4,520  Reynolds Metals Co                                                   202,104        231,085
      5,938  Rite Aid Corp                                                        114,150        215,253
     15,474  Rockwell International Corp                                          419,983        872,347
      4,709  Rohm & Haas Co                                                       196,562        308,440
      6,039  Rowan Co Inc+                                                         50,096        112,476
     38,046  Royal Dutch Petroleum Co                                           2,559,095      5,939,932
     10,804  Rubbermaid Inc                                                       207,744        264,698
      2,770  Russell Corp                                                          58,324         89,333
      3,900  Ryan's Family Steak House+                                            34,638         29,738
      5,656  Ryder System Inc                                                     150,251        167,559
      8,966  SAFECO Corp                                                          160,219        313,810
      4,100  Safety-Kleen Corp                                                    106,229         67,650
      7,468  Salomon Inc                                                          269,834        340,728
      6,411  Santa Fe Energy Resources Inc+                                        39,779         91,357
      9,483  Santa Fe Pacific Gold Corp                                           164,562        118,538
     34,376  Sara Lee Corp                                                        535,646      1,228,942
     43,216  SBC Communication Inc                                              1,056,314      2,079,770
     26,136  Schering-Plough Corp                                                 480,521      1,607,364
     17,331  Schlumberger Ltd                                                     826,186      1,464,470
      5,496  Scientific-Atlanta Inc                                                34,139         87,249
      7,466  Seagate Technology Inc+                                              393,802        417,163

------------------------
52

                        MASTER INVESTMENT TRUST CORPORATE STOCK MASTER PORTFOLIO

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     26,524  Seagram Co Ltd                                                  $    548,115  $     991,335
     27,791  Sears Roebuck & Co                                                   570,090      1,243,647
     16,702  Service Corp International                                           191,010        505,236
      1,662  Shared Medical System Corp                                            47,469         94,734
      6,086  Sherwin Williams Co                                                  115,074        282,238
      2,952  Shoney's Inc+                                                         26,349         26,937
      3,512  Sigma-Aldrich Corp                                                   134,320        200,184
     12,246  Silicon Graphics Inc+                                                399,726        270,943
      4,359  Snap-On Inc                                                           98,931        140,033
      6,110  Sonat Inc                                                            118,841        270,368
     47,582  Southern Co                                                          676,430      1,076,543
     10,274  Southwest Airlines Co                                                293,854        235,018
      1,465  Springs Industries Inc Class A                                        49,682         65,193
     30,500  Sprint Corp                                                          937,747      1,185,688
      5,722  St Jude Medical Inc+                                                 130,026        231,026
      5,906  St Paul Co Inc                                                       167,114        327,783
      6,310  Stanley Works                                                        109,910        177,469
      7,141  Stone Container Corp                                                 157,517        111,578
      3,550  Stride Rite Corp                                                      56,185         31,950
      5,307  Sun Co Inc                                                           170,516        122,061
     13,000  Sun Microsystems Inc+                                                185,194        807,625
     15,800  SunTrust Banks Inc                                                   216,716        647,800
      4,852  Super Value Inc                                                      128,611        133,430
     12,942  Sysco Corp                                                           181,624        435,175
      8,418  Tandem Computers Inc+                                                190,307         90,494
      4,259  Tandy Corp                                                           177,554        171,957
      2,357  Tektronix Inc                                                         73,337         96,342
     46,388  Tele-Communication Inc Class A+                                      619,032        692,921
      6,264  Tellabs Inc+                                                         299,623        442,395
      3,896  Temple-Inland Inc                                                    131,169        205,514
     15,010  Tenet Healthcare Corp+                                               233,840        333,973
     12,114  Tenneco Inc                                                          563,407        607,214
     18,792  Texaco Inc                                                           901,656      1,728,864
     13,460  Texas Instruments Inc                                                372,817        741,983
     16,012  Texas Utilities Co                                                   563,722        634,476
      5,696  Textron Inc                                                          196,169        484,160
      2,880  Thomas & Betts Corp                                                   82,671        118,080

                                                           ---------------------

MASTER INVESTMENT TRUST CORPORATE STOCK MASTER PORTFOLIO

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     27,912  Time Warner Inc                                                 $    700,894  $   1,078,101
      7,452  Times Mirror Co Class A                                              190,013        331,614
      2,288  Timken Co                                                             67,918         89,804
      5,160  TJX Companies Inc                                                    104,315        185,115
      5,100  Torchmark Corp                                                       158,708        233,963
     19,450  Toys R Us Inc+                                                       428,915        566,481
      4,665  Transamerica Corp                                                    193,384        325,967
     34,037  Travelers Inc                                                        719,462      1,672,068
      4,361  Tribune Co                                                           181,179        340,158
      2,074  Trinova Corp                                                          57,925         65,331
      4,568  TRW Inc                                                              238,763        424,824
      4,400  Tupperware Corp+                                                      66,171        215,600
     10,846  Tyco International Inc                                               258,626        467,734
     10,948  U.S. Bancorp                                                         271,097        432,446
      2,457  U.S. Life Corp                                                        46,896         73,710
     33,632  U.S. West Inc                                                        664,556      1,000,552
     33,632  U.S. West Media Group+                                               450,612        567,540
     15,294  Unicom Corp                                                          519,932        384,262
     11,365  Unilever NV                                                          800,045      1,791,408
      4,882  Union Camp Corp                                                      201,562        238,608
      9,229  Union Carbide Corp                                                   124,363        421,073
      7,300  Union Electric Co                                                    248,562        269,188
     17,210  Union Pacific Corp                                                   776,320      1,260,633
     12,273  Unisys Corp+                                                         312,986         75,172
     12,965  United Healthcare Corp                                               606,343        539,668
      4,450  United States Surgical                                               406,116        189,125
      8,678  United Technologies Corp                                             457,425      1,042,445
     17,560  Unocal Corp                                                          372,517        632,160
      5,227  UNUM Corp                                                            296,683        335,181
      4,510  USAir Group Inc+                                                     141,517         74,415
      8,025  USF & G Corp                                                         236,576        148,463
     13,340  UST Inc                                                              196,300        395,198
     20,422  USX - Marathon Group                                                 488,163        441,626
      5,990  USX - US Steel Group                                                 163,089        170,715
      4,466  VF Corp                                                              175,532        268,518
     25,211  Viacom Inc Class B+                                                  865,338        894,991
     11,993  Wachovia Corp                                                        470,937        593,654

------------------------
54

                        MASTER INVESTMENT TRUST CORPORATE STOCK MASTER PORTFOLIO

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
    162,814  Wal Mart Stores Inc                                             $  2,208,761  $   4,294,219
     17,480  Walgreen Co                                                          210,833        646,760
     19,236  Warner Lambert Co                                                    459,784      1,269,576
      6,818  Wells Fargo & Co                                                     556,692      1,772,680
      9,159  Wendy's International Inc                                            120,791        196,919
      3,801  Western Atlas Inc+                                                   109,984        236,612
     29,567  Westinghouse Electric Corp                                           752,074        550,685
      7,189  Westvaco Corp                                                        143,629        212,974
     14,062  Weyerhaeuser Co                                                      456,620        648,610
      5,254  Whirlpool Corp                                                       209,330        265,984
      7,538  Whitman Corp                                                          90,688        174,316
      3,936  Willamette Industries Inc                                            269,485        257,808
      7,328  Williams Co Inc                                                      149,048        373,728
     10,836  Winn-Dixie Stores Inc                                                175,205        377,906
     35,036  WMX Technologies Inc                                                 921,797      1,151,809
      9,498  Woolworth Corp+                                                      241,610        195,896
     27,534  WorldCom Inc+                                                        632,154        588,539
      6,475  Worthington Industries Inc                                            75,359        129,500
      8,210  Wrigley (Wm) Jr Co                                                   131,057        494,653
     22,932  Xerox Corp                                                           563,824      1,229,675
      1,985  Yellow Corp+                                                          63,459         25,805
                                                                             ------------  --------------
             TOTAL COMMON STOCKS                                             $199,593,172  $ 369,118,709

                                                           ---------------------

MASTER INVESTMENT TRUST CORPORATE STOCK MASTER PORTFOLIO

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             SHORT-TERM INSTRUMENTS - 0.48%
$    34,000  U.S. Treasury Bills                                  4.78 %*       10/03/96   $      33,986
    311,000  U.S. Treasury Bills                                  4.75 *        10/24/96         310,011
     41,000  U.S. Treasury Bills                                  4.97 *        11/07/96          40,787
    711,000  U.S. Treasury Bills                                  5.00 *        11/14/96         706,702
    180,000  U.S. Treasury Bills                                  5.05 *        12/15/96         178,391
    530,000  U.S. Treasury Bills                                  5.08 *        12/12/96         524,763
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS                                                  $   1,794,640
             (Cost $1,794,478)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $201,387,650)**(Notes 1 and 3)                    100.17%               $  370,913,349
              Other Assets and Liabilities, Net                        (0.17)                     (639,551)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  370,273,798
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
  *  YIELD TO MATURITY.
 ** COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $176,940,547
Gross Unrealized Depreciation     (7,414,848)
                                ------------
NET UNREALIZED APPRECIATION     $169,525,699
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
56

                                                         DIVERSIFIED INCOME FUND
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS - 90.36%
             AEROSPACE - 2.38%
     40,000  Lockheed Martin Corp                                            $  3,388,172  $   3,605,000

             AUTOMOBILE & RELATED - 10.26%
    140,000  Dana Corp                                                       $  3,915,915  $   4,235,000
    165,000  Ford Motor Co                                                      4,931,780      5,156,250
    100,000  Genuine Parts Co                                                   4,444,058      4,375,000
     40,000  Goodrich (B F) Co                                                  1,500,050      1,805,000
                                                                             ------------  --------------
                                                                             $ 14,791,803  $  15,571,250

             BASIC INDUSTRIES - 3.74%
     55,000  Louisiana-Pacific Corp                                          $  1,337,905  $   1,251,250
     30,000  Olin Corp                                                          2,113,126      2,520,000
     30,000  Phelps Dodge Corp                                                  1,806,775      1,923,750
                                                                             ------------  --------------
                                                                             $  5,257,806  $   5,695,000

             BUILDING MATERIALS & SERVICES - 2.57%
    130,000  Masco Corp                                                      $  3,901,853  $   3,900,000

             COMPUTER SYSTEMS - 2.63%
     32,000  International Business Machines Corp                            $  3,066,470  $   3,984,000

             CONGLOMERATES - 2.10%
     35,000  General Electric Co                                             $  1,884,452  $   3,185,000

             ELECTRICAL EQUIPMENT - 5.67%
     60,000  AMP Inc                                                         $  2,346,550  $   2,325,000
    155,000  Lexmark International Group Inc Class A+                           2,720,970      3,158,125
     22,000  Texas Instruments Inc                                              1,120,260      1,212,750
     35,000  Tecumseh Products Co Class A                                       1,840,000      1,898,750
                                                                             ------------  --------------
                                                                             $  8,027,780  $   8,594,625

                                                           ---------------------

DIVERSIFIED INCOME FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             ENERGY & RELATED - 9.94%
     35,000  Atlantic Richfield Corp                                         $  3,932,155  $   4,462,500
     45,000  El Paso Natural Gas Co                                             1,518,182      1,980,000
     90,000  McDermott International Inc                                        1,642,760      1,957,500
     11,500  Royal Dutch Petroleum Co                                           1,158,636      1,795,438
     35,000  Sonat Inc                                                          1,026,551      1,548,750
    110,000  Ultramar Corp                                                      2,868,428      3,327,500
                                                                             ------------  --------------
                                                                             $ 12,146,712  $  15,071,688

             FINANCE & RELATED - 14.78%
     25,000  Advanta Corp+                                                   $    925,000  $   1,043,750
     44,000  Bankers Trust N Y Corp                                             2,967,748      3,459,500
    150,000  Block (H & R) Inc                                                  5,029,718      4,462,500
    120,000  Hanson Finance PLC                                                 1,746,400      1,485,000
     75,000  Household International Inc                                        3,659,960      6,168,750
    290,000  Mercury Financial Corp                                             3,579,524      3,480,000
     30,000  Loews Corp                                                         2,266,399      2,321,250
                                                                             ------------  --------------
                                                                             $ 20,174,749  $  22,420,750

             FOOD & RELATED - 3.68%
     64,500  Heinz (H J) Co                                                  $  1,851,428  $   2,176,875
     38,000  Philip Morris Co Inc                                               2,835,475      3,410,500
                                                                             ------------  --------------
                                                                             $  4,686,903  $   5,587,375

             HEALTHCARE - 1.62%
     35,000  Aetna Inc                                                       $  2,539,550  $   2,463,125

             MANUFACTURING PROCESSING - 1.85%
    140,000  United Dominion Industries                                      $  3,148,926  $   2,800,000

             MEDICAL EQUIPMENT & SUPPLIES - 2.77%
     90,000  Baxter International Inc                                        $  3,831,950  $   4,207,500

------------------------
58

                                                         DIVERSIFIED INCOME FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             PHARMACEUTICALS - 3.42%
     40,000  American Home Products Corp                                     $  1,289,524  $   2,550,000
     40,000  Warner Lambert Co                                                  2,026,600      2,640,000
                                                                             ------------  --------------
                                                                             $  3,316,124  $   5,190,000

             PUBLISHING & MEDIA - 2.69%
    100,000  Readers Digest Association Class A                              $  4,294,008  $   4,087,500

             REAL ESTATE INVESTMENT TRUSTS - 3.16%
     50,000  American Health Properties Inc                                  $  1,061,212  $   1,093,750
     35,000  Evans Withycombe Residential Inc                                     736,343        765,625
     20,000  Post Properties Inc                                                  626,600        732,500
     45,000  Smith (Chars E) Residential Realty Inc                             1,107,347      1,085,624
     38,000  Spieker Properties Inc                                               865,065      1,116,250
                                                                             ------------  --------------
                                                                             $  4,396,567  $   4,793,749

             RETAIL & RELATED - 5.00%
    130,000  Rite Aid Corp                                                   $  4,035,038  $   4,712,500
     75,000  Lancaster Colony Corp                                              2,779,525      2,868,750
                                                                             ------------  --------------
                                                                             $  6,814,563  $   7,581,250

             TELECOMMUNICATIONS - 4.10%
    140,000  Alltel Corp                                                     $  3,888,349  $   3,902,500
     60,000  GTE Corp                                                           2,084,501      2,310,000
                                                                             ------------  --------------
                                                                             $  5,972,850  $   6,212,500

             TRANSPORTATION - 2.66%
     55,000  Union Pacific Corp                                              $  3,608,605  $   4,028,750

                                                           ---------------------

DIVERSIFIED INCOME FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             UTILITIES - 5.34%
     48,000  Duke Power Co                                                   $  2,117,458  $   2,238,000
    130,000  Illinova Corp                                                      3,454,728      3,445,000
     70,000  Royal PTT Nederland ADR                                            2,498,815      2,415,000
                                                                             ------------  --------------
                                                                             $  8,071,001  $   8,098,000
             TOTAL COMMON STOCKS                                             $123,320,844  $ 137,077,062

             PREFERRED CONVERTIBLE STOCKS - 1.54%
     55,000  Browning-Ferris Industries Inc expires 06/30/1998+              $  1,896,080  $   1,567,500
     40,000  First Chicago NBD Corp expires 02/15/1997+                           730,167        765,000
                                                                             ------------  --------------
             TOTAL PREFERRED CONVERTIBLE STOCKS                              $  2,626,247  $   2,332,500

------------------------
60

                                                         DIVERSIFIED INCOME FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             SHORT-TERM INSTRUMENTS - 12.89%
             U.S. TREASURY BILLS - 7.93%
$12,165,000  U.S. Treasury Bill                                   4.98 %*       12/19/96   $  12,033,010

             REPURCHASE AGREEMENTS - 4.96%
$ 7,521,000  Goldman Sachs & Co Tri-Party Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.20          10/01/96   $   7,521,000
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS                                                  $  19,554,010
             (Cost $19,554,565)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $145,501,656)** (Notes 1 and 3)                   104.79%               $  158,963,572
              Other Assets and Liabilities, Net                        (4.79)                   (7,270,937)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  151,692,635
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
  *  YIELD TO MATURITY.
 ** COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $ 16,553,099
Gross Unrealized Depreciation     (3,091,183)
                                ------------
NET UNREALIZED APPRECIATION     $ 13,461,916
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

                                                               EQUITY VALUE FUND
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS - 97.53%
             AEROSPACE - 0.50%
     20,000  Rockwell International Corp                                     $  1,022,566  $   1,127,500

             AUTOMOBILE & RELATED - 7.20%
    250,000  Dana Corp                                                       $  8,134,234  $   7,562,500
    200,000  Ford Motor Co                                                      5,957,750      6,250,000
     50,000  General Motors Corp                                                1,693,054      2,400,000
                                                                             ------------  --------------
                                                                             $ 15,785,038  $  16,212,500

             BASIC INDUSTRIES - 1.31%
    180,000  Crompton & Knowles Corp                                         $  2,541,282  $   2,947,500

             BUILDING MATERIALS & SERVICES - 6.04%
    220,000  Masco Corp                                                      $  6,961,060  $   6,600,000
     30,000  Texas Industries Inc                                               1,205,324      1,796,250
     80,000  Willamette Industries Inc                                          4,660,421      5,200,000
                                                                             ------------  --------------
                                                                             $ 12,826,805  $  13,596,250

             COMPUTER SOFTWARE - 1.07%
    115,000  BancTec Inc+                                                    $  1,830,758  $   2,400,625

             COMPUTER SYSTEMS - 5.67%
     62,000  International Business Machines Corp                            $  6,099,576  $   7,719,000
    240,000  Komag Inc+                                                         4,881,708      5,040,000
                                                                             ------------  --------------
                                                                             $ 10,981,284  $  12,759,000

             CONGLOMERATES - 2.83%
     70,000  General Electric Co                                             $  2,790,021  $   6,370,000

------------------------
62

                                                               EQUITY VALUE FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             ELECTRICAL EQUIPMENT - 6.66%
    270,000  Lexmark International Group Inc Class A+                        $  5,411,711  $   5,501,250
    125,000  Seagate Technology Inc+                                            3,710,785      6,984,375
     90,000  Technitrol Inc                                                     1,864,047      2,497,500
                                                                             ------------  --------------
                                                                             $ 10,986,543  $  14,983,125

             ENERGY & RELATED - 8.28%
     25,000  Atlantic Richfield Corp                                         $  2,953,240  $   3,187,500
     60,000  Exxon Corp                                                         4,121,284      4,995,000
     30,000  Mobil Corp                                                         2,118,677      3,472,500
     30,000  Royal Dutch Petroleum Co ADR (Netherlands)                         3,005,277      4,683,750
     24,890  Texaco Inc                                                         1,571,829      2,289,880
                                                                             ------------  --------------
                                                                             $ 13,770,307  $  18,628,630

             FINANCE & RELATED - 17.28%
     90,300  American Bankers Insurance Group                                $  2,146,794  $   4,503,713
     85,000  BankAmerica Corp                                                   3,650,510      6,980,625
     30,000  Bankers Trust N Y Corp                                             2,314,137      2,358,750
     27,040  Chase Manhattan Bank                                                 930,320      2,166,580
    150,000  Edwards A G & Sons Inc                                             3,872,426      4,368,750
     40,000  First Union Corp                                                   1,969,173      2,670,000
     92,550  Fremont General Corp                                               1,306,814      2,730,225
     60,000  NationsBank                                                        3,354,162      5,212,500
     68,000  Providian Corp                                                     2,058,634      2,924,000
     41,900  Republic New York Corp                                             1,744,592      2,896,338
     42,300  Travelers Inc                                                        607,005      2,077,987
                                                                             ------------  --------------
                                                                             $ 23,954,567  $  38,889,468

             FOOD & RELATED - 6.21%
     60,000  American Home Products Corp                                     $  3,040,764  $   3,825,000
    346,500  Archer-Daniels-Midland Co                                          6,403,820      6,670,125
     38,700  Philip Morris Co Inc                                               2,113,537      3,473,325
                                                                             ------------  --------------
                                                                             $ 11,558,121  $  13,968,450

                                                           ---------------------

EQUITY VALUE FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             HEALTHCARE - 2.66%
     85,000  Aetna Inc                                                       $  6,031,560  $   5,981,875

             MACHINERY - 1.78%
    200,000  United Dominion Industries                                      $  4,520,550  $   4,000,000

             MANUFACTURING PROCESSING - 2.87%
     40,000  Johnson Controls Inc                                            $  2,360,389  $   3,000,000
    197,300  Owens-Illinois Inc+                                                1,951,269      3,452,750
                                                                             ------------  --------------
                                                                             $  4,311,658  $   6,452,750

             MEDICAL EQUIPMENT & SUPPLIES - 1.66%
     80,000  Baxter International Inc                                        $  2,679,095  $   3,740,000

             MISCELLANEOUS - 2.50%
    150,000  Lancaster Colony Corp                                           $  5,636,866  $   5,625,000

             PHARMACEUTICALS - 2.80%
     40,000  Bristol-Myers Squibb Co                                         $  2,389,411  $   3,855,000
     60,000  Pharmacia and Upjohn Inc                                           1,588,076      2,475,000
                                                                             ------------  --------------
                                                                             $  3,977,487  $   6,330,000

             RETAIL & RELATED - 8.21%
    250,000  Price/Costco Inc+                                               $  3,676,250  $   5,125,000
    220,000  Rite Aid Corp                                                      6,553,900      7,975,000
    120,000  Sears Roebuck & Co                                                 4,336,868      5,370,000
                                                                             ------------  --------------
                                                                             $ 14,567,018  $  18,470,000

             REAL ESTATE INVESTMENT TRUST - 0.48%
     50,000  Evans Withycombe Residential Inc                                $  1,047,750  $   1,093,750

------------------------
64

                                                               EQUITY VALUE FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             TELECOMMUNICATIONS - 3.03%
    100,000  GTE Corp                                                        $  3,309,623  $   3,850,000
    100,000  U.S. West Inc                                                      2,465,683      2,975,000
                                                                             ------------  --------------
                                                                             $  5,775,306  $   6,825,000

             TRANSPORTATION - 2.25%
     70,000  Conrail Inc                                                     $  5,011,580  $   5,066,250

             UTILITIES - 6.24%
    100,000  Cinergy Corp                                                    $  2,838,307  $   3,087,500
    200,000  Illinova Corp                                                      5,380,141      5,300,000
    250,000  Southern Co                                                        5,843,251      5,656,250
                                                                             ------------  --------------
                                                                             $ 14,061,699  $  14,043,750
             TOTAL COMMON STOCKS                                             $175,667,861  $ 219,511,423

                                                           ---------------------

EQUITY VALUE FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             SHORT-TERM INSTRUMENTS - 2.58%
             REPURCHASE AGREEMENTS
$ 5,800,000  Goldman Sachs & Co Tri-Party Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.20 %        10/01/96   $   5,800,000
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS
             (Cost $5,800,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $181,467,861)*(Notes 1 and 3)                     100.11%               $  225,311,423
              Other Assets and Liabilities                             (0.11)                     (238,855)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  225,072,568
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  +  NON-INCOME PRODUCING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $ 45,625,601
Gross Unrealized Depreciation     (1,782,039)
                                ------------
NET UNREALIZED APPRECIATION     $ 43,843,562
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
66

                                                          GROWTH AND INCOME FUND
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS - 97.12%
             ADVERTISING - 2.07%
    126,600  Omnicom Group                                                   $  3,398,779  $   5,918,550

             AEROSPACE - 0.09%
      3,000  Boeing Co                                                       $    209,550  $     283,500

             AUTOMOBILE & RELATED - 0.16%
      1,400  General Motors Corp                                             $     78,576  $      67,200
      6,800  General Motors Corp Class H                                          249,048        392,700
                                                                             ------------  --------------
                                                                             $    327,624  $     459,900

             BASIC INDUSTRIES - 6.87%
      5,600  Air Products & Chemicals Inc                                    $    252,304  $     326,200
     82,300  Aluminum Co of America                                             4,979,342      4,855,700
    126,500  Case Corp                                                          6,504,064      6,166,875
    227,600  Monsanto Co                                                        5,307,494      8,307,400
                                                                             ------------  --------------
                                                                             $ 17,043,204  $  19,656,175

             COMMERCIAL SERVICES - 4.15%
    161,100  CUC International Inc+                                          $  5,484,657  $   6,423,863
    179,400  Service Corp International                                         3,660,866      5,426,850
                                                                             ------------  --------------
                                                                             $  9,145,523  $  11,850,713

             COMPUTER SOFTWARE - 4.12%
      6,200  Automatic Data Processing                                       $    164,360  $     270,475
    100,200  First Data Corp                                                    7,108,711      8,178,825
      3,600  Microsoft Corp+                                                      279,963        474,750
     67,100  Oracle Systems Corp+                                               2,270,868      2,855,944
                                                                             ------------  --------------
                                                                             $  9,823,902  $  11,779,994

                                                           ---------------------

GROWTH AND INCOME FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             COMPUTER SYSTEMS - 8.41%
     77,100  Cisco Systems Inc+                                              $  2,740,191  $   4,785,019
     37,036  Danka Business Systems Plc                                         1,087,588      1,472,181
     79,500  Hewlett Packard Co                                                 3,223,087      3,875,625
    263,900  Komag Inc+                                                         7,544,983      5,541,900
    320,508  Reynolds & Reynolds Co Class A                                     7,362,715      8,373,272
                                                                             ------------  --------------
                                                                             $ 21,958,564  $  24,047,997

             CONSUMER GOODS - 4.91%
     86,200  Gillette Co                                                     $  4,699,326  $   6,217,175
    286,500  Mattel Inc                                                         6,962,429      7,413,188
      4,000  Procter & Gamble Co                                                  257,446        390,000
                                                                             ------------  --------------
                                                                             $ 11,919,201  $  14,020,363

             CONGLOMERATES - 0.16%
      4,900  General Electric Co                                             $    255,300  $     445,900

             ELECTRICAL EQUIPMENT - 0.14%
     11,000  NIPSCO Industries Inc                                           $    333,508  $     393,250

             ENERGY & RELATED - 9.36%
      4,000  Amoco Corp                                                      $    238,775  $     282,000
    100,900  Anadarko Petroleum Corp                                            4,952,184      5,637,788
     10,000  Ashland Inc                                                          414,015        397,500
     31,800  Mobil Corp                                                         2,959,758      3,680,850
    163,500  Reading & Bates Corp+                                              3,282,760      4,434,938
      5,600  Schlumberger Ltd                                                     391,467        473,200
    112,800  Sonat Inc                                                          3,522,823      4,991,400
     27,600  Texaco Inc                                                         1,914,586      2,539,200
      4,500  Tosco Corp                                                           139,638        246,938
    134,800  Ultramar Corp                                                      4,047,611      4,077,700
                                                                             ------------  --------------
                                                                             $ 21,863,617  $  26,761,514

------------------------
68

                                                          GROWTH AND INCOME FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             ENTERTAINMENT & LEISURE - 1.30%
      2,500  Disney (Walt) Co                                                $    122,438  $     158,438
    182,500  La Quinta Inns Inc                                                 3,459,006      3,558,750
                                                                             ------------  --------------
                                                                             $  3,581,444  $   3,717,188

             FINANCE & RELATED - 12.66%
     35,500  American International Group Inc                                $  3,267,696  $   3,576,625
     14,000  Bank of New York Inc                                                 221,138        411,250
     57,300  Citicorp                                                           2,859,800      5,192,813
     64,900  Federal Home Loan Mortgage Corp                                    5,520,651      6,352,088
      5,600  Federal National Mortgage Assoc                                      107,503        195,300
     78,600  Household International Inc                                        2,910,032      6,464,850
    131,800  MBNA Corp                                                          3,084,949      4,580,050
      5,800  Mellon Bank Corp                                                     201,183        343,650
     75,000  Money Store Inc                                                    1,754,063      1,987,500
    305,800  Schwab (Charles) Corp                                              6,787,350      7,071,625
                                                                             ------------  --------------
                                                                             $ 26,714,365  $  36,175,751

             FOOD & RELATED - 5.69%
      8,000  Albertson's Inc                                                 $    244,280  $     337,000
     11,000  Coca-Cola Co                                                         270,215        559,625
     51,800  Colgate-Palmolive Co                                               4,434,722      4,500,125
      6,000  CPC International Inc                                                410,885        449,250
      7,500  McDonald's Corp                                                      225,889        355,313
     62,099  Philip Morris Co Inc                                               4,640,740      5,573,385
    126,000  Ralcorp Holdings Inc+                                              2,989,019      2,614,500
     50,000  Seagram Co Ltd                                                     1,916,500      1,868,750
                                                                             ------------  --------------
                                                                             $ 15,132,250  $  16,257,948

             HEALTHCARE - 3.29%
     62,000  Aetna Inc                                                       $  4,248,096  $   4,363,250
      7,000  Columbia HCA Healthcare Corp                                         269,346        398,125
    208,900  Tenet Healthcare Corp+                                             4,398,678      4,648,025
                                                                             ------------  --------------
                                                                             $  8,916,120  $   9,409,400

                                                           ---------------------

GROWTH AND INCOME FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             MANUFACTURING PROCESSING - 9.02%
     84,100  Allied Signal Inc                                               $  3,446,740  $   5,540,088
    223,500  Danaher Corp                                                       7,472,945      9,247,313
     87,200  Harsco Corp                                                        4,263,256      5,493,600
     75,200  Potash Corp of Saskatchewan Inc                                    5,293,543      5,499,000
                                                                             ------------  --------------
                                                                             $ 20,476,484  $  25,780,001

             MEDICAL EQUIPMENT & SUPPLIES - 2.97%
      6,900  Abbott Laboratories                                             $    233,541  $     339,825
    165,800  Baxter International Inc                                           7,414,123      7,751,150
      6,000  Medtronic Inc                                                        316,741        384,750
                                                                             ------------  --------------
                                                                             $  7,964,405  $   8,475,725

             PHARMACEUTICALS - 3.91%
     76,900  Astra AB ADR Class A                                            $  3,449,227  $   3,210,575
      6,500  Merck & Co Inc                                                       247,132        457,438
     80,000  Pharmacia and UpJohn Inc                                           3,200,000      3,300,000
     69,100  Smithkline Beecham Plc                                             3,443,859      4,206,463
                                                                             ------------  --------------
                                                                             $ 10,340,218  $  11,174,476

             PUBLISHING & MEDIA - 0.78%
     50,000  Time Warner Inc                                                 $  1,877,750  $   1,931,250
      4,000  Tribune Co                                                           243,338        312,000
                                                                             ------------  --------------
                                                                             $  2,121,088  $   2,243,250

             REAL ESTATE INVESTMENT TRUSTS - 1.03%
    100,000  Spieker Properties Inc                                          $  2,929,145  $   2,937,500

             RETAIL & WHOLESALE - 3.70%
     55,750  Circuit City Stores Inc                                         $  2,007,785  $   2,013,969
     35,000  Federated Department Stores Inc+                                   1,151,675      1,172,500
      6,000  Home Depot Inc                                                       264,475        341,250
      7,000  May Co Department Stores Co                                          295,624        340,375
     80,000  Penney (J C) Co Inc                                                4,382,930      4,330,000

------------------------
70

                                                          GROWTH AND INCOME FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     23,000  Price/Costco Inc+                                               $    390,500  $     471,500
      6,000  Sherwin Williams Co                                                  196,502        278,250
     46,000  Wal Mart Stores Inc                                                1,176,680      1,213,250
     11,000  Walgreen Co                                                          327,270        407,000
                                                                             ------------  --------------
                                                                             $ 10,193,441  $  10,568,094

             SEMICONDUCTORS - 2.21%
     66,300  Intel Corp                                                      $  3,054,402  $   6,327,506

             TELECOMMUNICATIONS - 10.12%
    210,200  Airtouch Communications+                                        $  6,384,914  $   5,806,775
    182,700  Alltel Corp                                                        4,668,120      5,092,763
      5,000  AT & T Corp                                                          255,500        261,250
    490,500  Ericson Telefonaktiebolaget L M Class B                           10,341,438     12,446,438
      5,500  SBC Communication Inc                                                232,000        264,688
    170,000  U.S. West Inc                                                      5,087,740      5,057,500
                                                                             ------------  --------------
                                                                             $ 26,969,712  $  28,929,414
             TOTAL COMMON STOCKS                                             $234,671,846  $ 277,614,109

             PREFERRED STOCKS - 1.55%
             CONVERTIBLES - 1.14%
    170,000  First Chicago NBD Corp expires 02/15/1997+                      $  3,056,134  $   3,251,250

             TELECOMMUNICATIONS - 0.41%
     41,300  Airtouch Communications Inc                                     $  1,185,104  $   1,177,050
                                                                             ------------  --------------
             TOTAL PREFERRED STOCKS                                          $  4,241,238  $   4,428,300

                                                           ---------------------

GROWTH AND INCOME FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CONVERTIBLE CORPORATE BONDS - 0.36%
$   900,000  HFS Inc                                              4.75 %        03/01/03   $   1,037,250
             (Cost $910,313)

             SHORT-TERM INSTRUMENTS - 17.65%
             REPURCHASE AGREEMENTS - 2.25%
$ 6,438,000  Goldman Sachs & Co Tri-Party Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.20 %        10/01/96   $   6,438,000

             SHORT-TERM FEDERAL AGENCIES - 5.95%
$17,000,000  Federal Home Loan Mortgage Corp                      5.65 %*       10/01/96   $  16,997,332

             U.S. TREASURY BILLS - 9.45%
$27,295,000  U.S. Treasury Bill                                   4.98 %*       12/19/96   $  26,998,840
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS                                                  $  50,434,172
             (Cost $50,427,022)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $290,250,419)** (Notes 1 and 3)                   116.68%               $  333,513,831
              Other Assets and Liabilities, Net                       (16.68)                  (47,676,052)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  285,837,779
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
  *  YIELD TO MATURITY.
 ** COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $ 47,675,259
Gross Unrealized Depreciation     (4,411,846)
                                ------------
NET UNREALIZED APPRECIATION     $ 43,263,413
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
72

                              MASTER INVESTMENT TRUST SMALL CAP MASTER PORTFOLIO
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS - 88.61%
             ADVERTISING - 3.55%
     22,500  HA-LO Industries inc+                                           $    646,875  $     652,500
      6,000  Outdoor Systems Inc+                                                 250,500        282,000
                                                                             ------------  --------------
                                                                             $    897,375  $     934,500

             BASIC INDUSTRIES - 1.72%
     15,000  Gibraltar Steel Corp+                                           $    331,875  $     337,500
    100,000  Quadrax Corp+                                                        146,875        115,625
                                                                             ------------  --------------
                                                                             $    478,750  $     453,125

             BIOTECHNOLOGY - 3.62%
     10,000  Anesta Corp+                                                    $    135,000  $     141,250
     10,000  Aronex Pharmaceuticals Inc+                                          103,750         91,250
     20,000  Neurex Corp+                                                         340,000        382,500
     35,000  Neurobiological Technologies+                                        196,875        157,227
     20,000  Palomar Medical Tech Inc+                                            173,750        180,000
                                                                             ------------  --------------
                                                                             $    949,375  $     952,227

             COMMERCIAL SERVICES - 1.82%
      8,000  Learning Tree International Inc+                                $    240,000  $     296,000
     20,000  Stericycle Inc+                                                      187,500        182,500
                                                                             ------------  --------------
                                                                             $    427,500  $     478,500

             COMPUTER SOFTWARE - 17.92%
      8,500  Bell & Howell Co+                                               $    256,063  $     269,875
     20,000  E*Trade Group Inc+                                                   194,165        263,750
     20,000  Envoy Corp+                                                          675,000        775,000
     20,000  GT Interactive Software+                                             410,000        455,000
     15,000  Imnet Systems Inc+                                                   352,500        292,500
     25,000  Inference Corp Class A+                                              421,250        443,750
     25,000  Intelligroup Inc+                                                    270,566        337,500
     20,000  Mercury Interactive Corp+                                            277,500        277,500

                                                           ---------------------

MASTER INVESTMENT TRUST SMALL CAP MASTER PORTFOLIO

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     30,000  Optika Imaging Systems Inc+                                     $    230,625  $     236,250
     15,000  Premenos Tech Corp+                                                  285,000        303,750
      7,723  Pure Atria Corp+                                                     264,995        291,543
     20,000  Summit Medical System Inc+                                           260,000        280,000
     20,000  Vanstar Corp+                                                        420,000        485,000
                                                                             ------------  --------------
                                                                             $  4,317,664  $   4,711,418

             COMPUTER SYSTEMS - 4.24%
     15,000  3D Systems Corp+                                                $    191,250  $     210,000
     20,000  Cylink Corp+                                                         287,500        287,500
     25,000  Mylex Corp+                                                          444,554        393,750
      5,000  VeriFone Inc+                                                        234,375        223,750
                                                                             ------------  --------------
                                                                             $  1,157,679  $   1,115,000

             ELECTRICAL EQUIPMENT - 2.00%
     11,200  BMC Industries Inc                                              $    320,600  $     320,600
     31,500  Interlink Electronics Inc+                                           216,563        204,750
                                                                             ------------  --------------
                                                                             $    537,163  $     525,350

             ENERGY & RELATED - 3.47%
     10,000  3-D Geophysical Inc+                                            $     92,500  $      82,500
     10,000  KCS Energy                                                           335,000        356,250
     20,000  Marine Drilling Co Inc+                                              187,500        192,500
     20,000  Pride Petroleum Services Inc                                         301,250        282,500
                                                                             ------------  --------------
                                                                             $    916,250  $     913,750

             ENTERTAINMENT & LEISURE - 4.31%
     20,000  Family Golf Centers Inc+                                        $    670,000  $     580,000
     20,000  Mikohn Gaming Corp+                                                  180,000        177,500
     15,000  Regal Cinemas Inc+                                                   380,000        375,000
                                                                             ------------  --------------
                                                                             $  1,230,000  $   1,132,500

------------------------
74

                              MASTER INVESTMENT TRUST SMALL CAP MASTER PORTFOLIO

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             FINANCE & RELATED - 5.36%
     25,000  Applied Graphics Technologies+                                  $    400,000  $     371,875
      6,000  IMC Mortgage Co+                                                     204,000        192,000
     15,000  Medallion Financial Corp+                                            195,000        217,500
     25,000  NHP Inc+                                                             475,000        468,750
      5,000  Redwood Trust Inc                                                    160,000        160,000
                                                                             ------------  --------------
                                                                             $  1,434,000  $   1,410,125

             FOOD & RELATED - 1.18%
     15,000  NuCo2 Inc+                                                      $    326,250  $     311,250

             HEALTHCARE & RELATED - 11.14%
     15,000  Enterprises Systems Inc+                                        $    371,250  $     386,250
     15,000  Fresenius USA Inc+                                                   378,750        387,810
     20,000  Genesis Health Ventures Inc+                                         527,500        562,500
     10,000  Medicis Pharmaceutical Corp Class A+                                 450,000        482,500
     30,000  Orthodontic Centers of America Inc+                                  637,500        611,250
     15,000  Renal Treatment Centers+                                             493,125        498,750
                                                                             ------------  --------------
                                                                             $  2,858,125  $   2,929,060

             MANUFACTURING PROCESSING - 3.49%
     10,000  Applied Biometrics Inc+                                         $    160,000  $     151,250
      5,000  Century Aluminum Co                                                   74,375         73,750
     30,000  Cima Labs Inc+                                                       213,750        243,750
     20,000  Microlog Corp+                                                       127,500        135,000
     20,000  Mobile Telecommunication Technologies Corp+                          287,500        315,000
                                                                             ------------  --------------
                                                                             $    863,125  $     918,750

             MEDICAL EQUIPMENT & SUPPLIES - 4.95%
     25,000  Cardiovascular Dynamics Inc+                                    $    387,500  $     381,250
     23,800  Endosonics Corp+                                                     330,225        333,200
     11,000  General Surgical Innovations Inc+                                    105,188        121,000
     13,000  Innovasive Devices Inc+                                              134,875        123,500

                                                           ---------------------

MASTER INVESTMENT TRUST SMALL CAP MASTER PORTFOLIO

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     10,000  Nitinol Medical Technologies Inc+                               $    110,000  $     112,500
     15,000  Urologix Inc+                                                        217,498        230,624
                                                                             ------------  --------------
                                                                             $  1,285,286  $   1,302,074

             MISCELLANEOUS STOCKS - 3.59%
      9,000  Carriage Services Inc+                                          $    168,750  $     173,250
     10,000  Equity Corp International+                                           320,000        317,500
     20,000  Mail Boxes Etc+                                                      385,000        452,500
                                                                             ------------  --------------
                                                                             $    873,750  $     943,250

             RETAIL & RELATED - 3.08%
      5,000  American Residential Services+                                  $     75,000  $      96,250
     30,000  Paul Harris Stores Inc+                                              244,063        300,000
     22,000  Renter's Choice Inc+                                                 407,000        412,500
                                                                             ------------  --------------
                                                                             $    726,063  $     808,750

             SEMICONDUCTORS - 0.98%
     15,000  ESS Technology Inc+                                             $    251,250  $     256,875

             SHELTER & RELATED - 2.61%
     19,000  American Homestar Corp+                                         $    456,000  $     461,938
     14,000  LSI Industries Inc                                                   227,500        224,000
                                                                             ------------  --------------
                                                                             $    683,500  $     685,938

             TELECOMMUNICATIONS - 8.44%
     20,000  Accom Inc+                                                      $     32,500  $      40,000
      7,000  Aspect Telecommunications Corp+                                      397,250        435,750
     10,000  ATC Communication Group Inc+                                         188,750        175,000
     10,000  EIS International Inc+                                               157,500        140,000
     15,000  Farallon Communications+                                             150,000        157,500
     15,000  Intermedia Communications Inc+                                       468,750        438,750
     15,000  Inter-Tel Inc+                                                       337,500        303,750

------------------------
76

                              MASTER INVESTMENT TRUST SMALL CAP MASTER PORTFOLIO

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     15,000  TresCom International Inc+                                      $    187,500  $     195,000
     20,000  Winstar Communications Inc+                                          382,500        332,500
                                                                             ------------  --------------
                                                                             $  2,302,250  $   2,218,250

             TRANSPORTATION - 1.14%
      7,000  Atlas Air Inc+                                                  $    292,750  $     299,250
                                                                             ------------  --------------
             TOTAL COMMON STOCKS                                             $ 22,808,105  $  23,299,942

                                                           ---------------------

MASTER INVESTMENT TRUST SMALL CAP MASTER PORTFOLIO

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             SHORT-TERM INSTRUMENTS - 11.54%
             U.S. TREASURY BILLS - 7.52%
$ 2,000,000  U.S. Treasury Bill                                   4.98 * %      12/19/96   $   1,978,300

             REPURCHASE AGREEMENTS - 4.02%
$ 1,057,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.20          10/01/96   $   1,057,000
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS                                                  $   3,035,300
             (Cost $3,034,507)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $25,842,612)** (Notes 1 and 3)                    100.15%               $  26,335,242
              Other Assets and Liabilities, Net                        (0.15)                     (38,980 )
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  26,296,262
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
  *  YIELD TO MATURITY.
 ** COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $  1,106,145
Gross Unrealized Depreciation       (613,515)
                                ------------
NET UNREALIZED APPRECIATION     $    492,630
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
78

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                                           ---------------------

STATEMENT OF ASSETS & LIABILITIES - SEPTEMBER 30, 1996

                                              AGGRESSIVE
                                                  GROWTH         BALANCED
                                                    FUND             FUND
-------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)                              $41,480,239(3)  $101,925,235
  Cash                                                 0                0
Receivables:
  Dividends and Interest                               0          584,699
  Fund shares sold                                83,902            1,786
  Investment securities sold                           0        2,903,434
Due from management company                       13,839                0
Organizational expenses, net of
  amortization                                         0                0
Prepaid expenses                                       0           33,790
TOTAL ASSETS                                  41,577,980      105,448,944
LIABILITIES
Cash overdraft due to custodian (Note 2)               0           10,433
Payables:
  Investment securities purchased                      0                0
  Distribution to shareholders                         0          238,889
  Fund shares redeemed                             2,500           30,153
  Due to sponsor and distributor (Note
    2)                                            17,605           13,563
  Due to advisor (Note 2)                              0          130,513
  Other                                          112,229           56,951

TOTAL LIABILITIES                                132,334          480,502

TOTAL NET ASSETS
                                             $41,445,646     $104,968,442
NET ASSETS CONSIST OF:
  Paid-in capital - Class A(1)               $26,388,690     $ 24,696,983
  Paid-in capital - Class B                   14,438,721            1,549
  Paid-in capital - Institutional Class              N/A       69,033,461
  Undistributed (overdistributed) net
    investment income                           (131,231)         137,124
  Undistributed net realized gain (loss)
    on investments                            (3,001,798)         223,034
  Net unrealized appreciation
    (depreciation) of investments              3,751,264       10,876,291
TOTAL NET ASSETS                             $41,445,646     $104,968,442
COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE PER SHARE
Net assets - Class A(1)                      $26,902,003     $ 32,639,957
Shares outstanding - Class A(1)                1,386,498        2,847,645
Net asset value per share - Class A(1)       $     19.40     $      11.46
Maximum offering price per share - Class
  A(1)                                       $     20.31(2)  $      12.00(2)
Net Assets - Class B                         $14,543,643     $      1,549
Shares outstanding - Class B                     609,633              151
Net asset value and offering price per
  share - Class B                            $     23.86     $      10.24
Net Assets - Institutional Class                     N/A     $ 72,326,936
Shares outstanding - Institutional Class             N/A        6,314,555
Net asset value and offering price per
  share - Institutional Class                        N/A     $      11.45
INVESTMENT AT COST (NOTE 3)                          N/A     $ 91,048,944
-------------------------------------------------------------------------

(1)  INCLUDES FUNDS WITH A SINGLE CLASS.
(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
(3)  INVESTMENT IN MASTER PORTFOLIO.
The accompanying notes are an integral part of these financial statements.

------------------------
80

                          STATEMENT OF ASSETS & LIABILITIES - SEPTEMBER 30, 1996

                                                CORPORATE      DIVERSIFIED           EQUITY       GROWTH AND
                                                    STOCK           INCOME            VALUE           INCOME       SMALL CAP
                                                     FUND             FUND             FUND             FUND            FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)                              $370,264,538(3)  $158,963,572     $225,311,423     $333,513,831     $24,662,106(3)
  Cash                                                  0               54           39,864                0               0
Receivables:
  Dividends and Interest                        1,684,242          542,195          364,508          309,127               0
  Fund shares sold                                  8,664          378,673            7,741          173,818           4,775
  Investment securities sold                            0                0                0        4,385,128
Due from management company                             0                0                0                0               0
Organizational expenses, net of
  amortization                                          0           25,015                0            9,735          45,031
Prepaid expenses                                   14,424            6,430           45,319            5,442               0
TOTAL ASSETS                                  371,971,868      159,915,939      225,768,855      338,397,081      24,711,912
LIABILITIES
Cash overdraft due to custodian (Note 2)                0                0                0            2,436               0
Payables:
  Investment securities purchased                       0        7,168,237                0       51,932,268           4,775
  Distribution to shareholders                  1,208,599          806,304          166,602          242,641               0
  Fund shares redeemed                                  0                0          148,801                0               0
  Due to sponsor and distributor (Note
    2)                                            147,051           51,607           38,246           97,040          45,873
  Due to advisor (Note 2)                          62,989          121,804          294,270          166,042           1,333
  Other                                           113,968           75,352           48,368          118,875          10,461

TOTAL LIABILITIES                               1,532,607        8,223,304          696,287       52,559,302          62,442

TOTAL NET ASSETS
                                             $370,439,261     $151,692,635     $225,072,568     $285,837,779     $24,649,470
NET ASSETS CONSIST OF:
  Paid-in capital - Class A(1)               $192,017,808     $113,225,641     $ 20,273,901     $216,154,746     $    94,136
  Paid-in capital - Class B                           N/A       15,687,077               26       12,568,503              25
  Paid-in capital - Institutional Class               N/A              N/A      161,141,441       14,208,642      24,048,421
  Undistributed (overdistributed) net
    investment income                                   0                0          (17,078)          (7,901)        (12,636)
  Undistributed net realized gain (loss)
    on investments                              8,896,306        9,318,001         (169,284)        (349,624)         58,619
  Net unrealized appreciation
    (depreciation) of investments             169,525,147       13,461,916       43,843,562       43,263,413         460,905
TOTAL NET ASSETS                             $370,439,261     $151,692,635     $225,072,568     $285,837,779     $24,649,470
COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE PER SHARE
Net assets - Class A(1)                      $370,439,261     $134,647,796     $ 18,452,741     $254,497,616     $    95,955
Shares outstanding - Class A(1)                 8,011,379        9,139,730        1,458,095       14,211,339           4,273
Net asset value per share - Class A(1)       $      46.24     $      14.73     $      12.66     $      17.91     $     22.45
Maximum offering price per share - Class
  A(1)                                       $      46.24     $      15.42(2)  $      13.26(2)  $      18.75(2)  $     23.51(2)
Net Assets - Class B                                  N/A     $ 17,044,839     $         26     $ 12,832,438     $        25
Shares outstanding - Class B                          N/A        1,235,771                3        1,007,362               1
Net asset value and offering price per
  share - Class B                                     N/A     $      13.79     $      10.34     $      12.74     $     22.46
Net Assets - Institutional Class                      N/A              N/A     $206,619,801     $ 18,507,725     $24,553,490
Shares outstanding - Institutional Class              N/A              N/A       16,330,360          880,888       1,093,769
Net asset value and offering price per
  share - Institutional Class                         N/A              N/A     $      12.65     $      21.01     $     22.45
INVESTMENT AT COST (NOTE 3)                           N/A     $145,501,656     $181,467,861     $290,250,419             N/A
----------------------------------------------------------------------------------------------------------------------------

(1)  INCLUDES FUNDS WITH A SINGLE CLASS.
(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
(3)  INVESTMENT IN MASTER PORTFOLIO.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF OPERATIONS

                                               AGGRESSIVE
                                                   GROWTH        BALANCED
                                                 FUND (1)            FUND
                                             ------------     -----------
                                                  FOR THE         FOR THE
                                             PERIOD ENDED      YEAR ENDED
                                                SEPT. 30,       SEPT. 30,
                                                     1996            1996
-------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 5)
  Dividends                                  $     14,025     $ 1,695,289
  Interest                                         44,025       3,615,714
  Expenses allocated from Master
    Portfolio                                     (72,743)            N/A
TOTAL INVESTMENT INCOME (LOSS)                    (14,693)      5,311,003
EXPENSES (NOTE 2)
  Advisory                                              0         754,931
  Administration fees                               3,829         182,083
  Custody fees                                          0          25,343
  Shareholder servicing fees                       31,915          88,471
  Portfolio accounting fees                             0          38,371
  Transfer agency fees                                  0         131,243
  Distribution fees                                40,854          82,632
  Amortization of organization expenses                 0           4,329
  Legal and audit fees                             19,508          27,484
  Registration fees                                22,951          19,213
  Directors' fees                                   2,869           6,640
  Shareholder reports                              43,033          63,759
  Other                                               521          99,377
TOTAL EXPENSES                                    165,480       1,523,876
Less:
  Waived and reimbursed fees (Note 2)             (48,942)       (209,580)
Net expenses                                      116,538       1,314,296
NET INVESTMENT INCOME (LOSS)                     (131,231)      3,996,707

REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                (3,001,798)(3)  11,895,904
  Net change in unrealized appreciation
    (depreciation) of investments               3,751,264(3)    3,445,959
NET GAIN (LOSS) ON INVESTMENTS                    749,466      15,341,863
NET INCREASE IN NET ASSETS RESULTING
 FROM
 OPERATIONS                                  $    618,235     $19,338,570
-------------------------------------------------------------------------

(1)  THIS FUND COMMENCED OPERATIONS ON MARCH 5, 1996.
(2)  THIS FUND COMMENCED OPERATIONS ON SEPTEMBER 16, 1996.
(3)  INCLUDES ALLOCATIONS FROM THE MASTER PORTFOLIO.

The accompanying notes are an integral part of these financial statements.

---------------------
82

                                                        STATEMENTS OF OPERATIONS

                                                    CORPORATE STOCK FUND         DIVERSIFIED INCOME FUND
                                             ---------------------------     ---------------------------          EQUITY
                                                                                                              VALUE FUND
                                                 FOR THE                         FOR THE                     -----------
                                                    NINE                            NINE
                                                  MONTHS         FOR THE          MONTHS         FOR THE         FOR THE
                                                   ENDED      YEAR ENDED           ENDED      YEAR ENDED      YEAR ENDED
                                               SEPT. 30,        DEC. 31,       SEPT. 30,        DEC. 31,       SEPT. 30,
                                                    1996            1995            1996            1995            1996
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 5)
  Dividends                                  $ 5,960,380     $ 7,225,361     $ 2,795,209     $ 2,254,175     $ 5,487,475
  Interest                                        94,378         110,982         274,618         319,781         555,570
  Expenses allocated from Master
    Portfolio                                   (738,290)            N/A             N/A             N/A             N/A
TOTAL INVESTMENT INCOME (LOSS)                 5,316,468       7,336,343       3,069,827       2,573,956       6,043,045
EXPENSES (NOTE 2)
  Advisory                                       538,107       1,398,439         415,025         312,512       1,378,145
  Administration fees                             79,533          92,555          24,902          18,751         334,341
  Custody fees                                         0               0          17,679          15,053          48,252
  Shareholder servicing fees                     793,396         861,478         249,015         187,508          67,531
  Portfolio accounting fees                            0               0          63,818          64,466          38,482
  Transfer agency fees                           339,133         152,625          93,582          54,528          90,763
  Distribution fees                              132,039         137,173          87,741          58,167          58,241
  Amortization of organization expenses                0               0          10,843          14,838               0
  Legal and audit fees                            27,525          38,305          26,620          29,184          38,837
  Registration fees                               47,031          51,775          33,691          36,323          24,182
  Directors' fees                                  3,743           5,000           3,743           5,000           6,638
  Shareholder reports                            149,729         121,465          56,149          27,946          38,489
  Other                                            8,573           8,938          27,436          25,031          78,096
TOTAL EXPENSES                                 2,118,809       2,867,753       1,110,244         849,307       2,201,997
Less:
  Waived and reimbursed fees (Note 2)           (185,544)       (108,638)       (148,222)       (146,911)       (102,285)
Net expenses                                   1,933,265       2,759,115         962,022         702,396       2,099,712
NET INVESTMENT INCOME (LOSS)                   3,383,203       4,577,228       2,107,805       1,871,560       3,943,333

REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                7,781,779(3)    6,005,161       7,772,450       3,545,900      27,944,178
  Net change in unrealized appreciation
    (depreciation) of investments             30,469,349(3)   76,552,587       2,900,227      10,976,829      17,614,459
NET GAIN (LOSS) ON INVESTMENTS                38,251,128      82,557,748      10,672,677      14,522,729      45,558,637
NET INCREASE IN NET ASSETS RESULTING
 FROM
 OPERATIONS                                  $41,634,331     $87,134,976     $12,780,482     $16,394,289     $49,501,970
------------------------------------------------------------------------------------------------------------------------

(1)  THIS FUND COMMENCED OPERATIONS ON MARCH 5, 1996.
(2)  THIS FUND COMMENCED OPERATIONS ON SEPTEMBER 16, 1996.
(3)  INCLUDES ALLOCATIONS FROM THE MASTER PORTFOLIO.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF OPERATIONS

                                                                                SMALL
                                                  GROWTH AND INCOME FUND          CAP
                                             ---------------------------     FUND (2)
                                                                             --------
                                                 FOR THE
                                                    NINE                      FOR THE
                                                  MONTHS         FOR THE       PERIOD
                                                   ENDED      YEAR ENDED        ENDED
                                               SEPT. 30,        DEC. 31,        SEPT.
                                                    1996            1995     30, 1996
-------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 5)
  Dividends                                  $ 2,354,260     $ 3,116,428     $    374
  Interest                                       571,670         513,058        4,319
  Expenses allocated from Master
    Portfolio                                        N/A             N/A       (9,948)
TOTAL INVESTMENT INCOME (LOSS)                 2,925,930       3,629,486       (5,255)
EXPENSES (NOTE 2)
  Advisory                                       799,899         754,149            0
  Administration fees                             51,193          45,249          492
  Custody fees                                    33,248          34,105            0
  Shareholder servicing fees                     457,088         452,488        2,460
  Portfolio accounting fees                       76,649          91,666            0
  Transfer agency fees                           217,737         160,168          689
  Distribution fees                              116,855          87,549            2
  Amortization of organization expenses            1,960           1,739          348
  Legal and audit fees                            19,966          30,527        2,664
  Registration fees                               36,888          46,748        1,230
  Directors' fees                                  3,630           2,813          205
  Shareholder reports                            108,869          61,164          820
  Other                                          110,106          43,866          286
TOTAL EXPENSES                                 2,034,088       1,812,231        9,196
Less:
  Waived and reimbursed fees (Note 2)            (15,737)        (18,527)      (1,815)
Net expenses                                   2,018,351       1,793,704        7,381
NET INVESTMENT INCOME (LOSS)                     907,579       1,835,782      (12,636)

REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS
  Net realized gain (loss) on sale of
    investments                               14,694,253       9,354,459       58,619(3)
  Net change in unrealized appreciation
    (depreciation) of investments             10,252,699      25,841,652      460,905(3)
NET GAIN (LOSS) ON INVESTMENTS                24,946,952      35,196,111      519,524
NET INCREASE IN NET ASSETS RESULTING
 FROM
 OPERATIONS                                  $25,854,531     $37,031,893     $506,888
-------------------------------------------------------------------------------------

(1)  THIS FUND COMMENCED OPERATIONS ON MARCH 5, 1996.
(2)  THIS FUND COMMENCED OPERATIONS ON SEPTEMBER 16, 1996.
(3)  INCLUDES ALLOCATIONS FROM THE MASTER PORTFOLIO.

The accompanying notes are an integral part of these financial statements.

---------------------
84

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                              AGGRESSIVE
                                             GROWTH FUND
                                             -----------
                                              FROM MARCH
                                                 5, 1996
                                             (COMMENCEMENT
                                                      OF
                                             OPERATIONS)
                                                      TO
                                               SEPT. 30,
                                                    1996
--------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS:
  Net investment income (loss)               $  (131,231)
  Net realized gain (loss) on sale of
    investments                               (3,001,798)
  Net change in unrealized appreciation
    (depreciation) of investments              3,751,264
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       618,235
NET EQUALIZATION CREDITS (DEBITS)                      0
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                            0
    CLASS B                                            0
    INSTITUTIONAL CLASS                              N/A
  In excess of net investment income
    CLASS A                                            0
    CLASS B                                            0
    INSTITUTIONAL CLASS                              N/A
  From net realized gain on sales of
    investments
    CLASS A                                            0
    CLASS B                                            0
    INSTITUTIONAL CLASS                              N/A
  In excess of net realized gain on sale
    of investments
    CLASS A                                            0
    CLASS B                                            0
    INSTITUTIONAL CLASS                              N/A
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold - Class A         30,688,418
  Reinvestment of dividends - Class A                  0
  Cost of shares redeemed - Class A           (4,299,728)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS A                       26,388,690
  Proceeds from shares sold - Class B         15,306,682
  Reinvestment of dividends - Class B                  0
  Cost of shares redeemed - Class B             (867,961)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B                       14,438,721
  Proceeds from shares sold -
    Institutional Class                              N/A
  Reinvestment of dividends -
    Institutional Class                              N/A
  Cost of shares redeemed -
    Institutional Class                              N/A
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INSTITUTIONAL CLASS                  N/A
INCREASE (DECREASE) IN NET ASSETS             41,445,646

NET ASSETS:
Beginning net assets                                   0
ENDING NET ASSETS                            $41,445,646
--------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                             BALANCED FUND
                                             -----------------------------
                                                  FOR THE          FOR THE
                                               YEAR ENDED       YEAR ENDED
                                                SEPT. 30,        SEPT. 30,
                                                     1996             1995
--------------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS:
  Net investment income (loss)               $  3,996,707     $  3,914,845
  Net realized gain (loss) on sale of
    investments                                11,895,904           38,123
  Net change in unrealized appreciation
    (depreciation) of investments               3,445,959        5,217,447
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     19,338,570        9,170,415
NET EQUALIZATION CREDITS (DEBITS)                       0         (110,805)
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                    (1,030,389)      (3,890,856)
    CLASS B                                             0                0
    INSTITUTIONAL CLASS                        (2,871,649)               0
  In excess of net investment income
    CLASS A                                             0                0
    CLASS B                                             0                0
    INSTITUTIONAL CLASS                           (23,043)               0
  From net realized gain on sales of
    investments
    CLASS A                                    (3,380,108)      (4,373,450)
    CLASS B                                             0                0
    INSTITUTIONAL CLASS                        (8,265,228)               0
  In excess of net realized gain on sale
    of investments
    CLASS A                                             0                0
    CLASS B                                             0                0
    INSTITUTIONAL CLASS                                 0                0
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold - Class A          15,479,177       12,865,491
  Reinvestment of dividends - Class A           4,242,084        7,817,760
  Cost of shares redeemed - Class A           (76,589,659)     (40,734,756)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS A                       (56,868,398)     (20,051,505)
  Proceeds from shares sold - Class B               1,549                0
  Reinvestment of dividends - Class B                   0                0
  Cost of shares redeemed - Class B                     0                0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B                             1,549                0
  Proceeds from shares sold -
    Institutional Class                       115,568,034                0
  Reinvestment of dividends -
    Institutional Class                        10,566,690                0
  Cost of shares redeemed -
    Institutional Class                       (57,101,263)               0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INSTITUTIONAL CLASS            69,033,461                0
INCREASE (DECREASE) IN NET ASSETS              15,934,765      (19,256,201)

NET ASSETS:
Beginning net assets                           89,033,677      108,289,878
ENDING NET ASSETS                            $104,968,442     $ 89,033,677
--------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

---------------------
86

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                       CORPORATE STOCK FUND
                                             ----------------------------------------------
                                             FOR THE NINE          FOR THE          FOR THE
                                             MONTHS ENDED       YEAR ENDED       YEAR ENDED
                                                SEPT. 30,         DEC. 31,         DEC. 31,
                                                     1996             1995             1994
-------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS:
  Net investment income (loss)               $  3,383,203     $  4,577,228     $  4,803,450
  Net realized gain (loss) on sale of
    investments                                 7,781,779        6,005,161        8,380,262
  Net change in unrealized appreciation
    (depreciation) of investments              30,469,349       76,552,587      (12,258,997)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     41,634,331       87,134,976          924,715
NET EQUALIZATION CREDITS (DEBITS)                       0                0                0
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                    (3,383,203)      (4,577,228)      (4,801,337)
    CLASS B                                           N/A              N/A              N/A
    INSTITUTIONAL CLASS                               N/A              N/A              N/A
  In excess of net investment income
    CLASS A                                             0                0                0
    CLASS B                                           N/A              N/A              N/A
    INSTITUTIONAL CLASS                               N/A              N/A              N/A
  From net realized gain on sales of
    investments
    CLASS A                                             0       (4,890,634)      (8,103,675)
    CLASS B                                           N/A              N/A              N/A
    INSTITUTIONAL CLASS                               N/A              N/A              N/A
  In excess of net realized gain on sale
    of investments
    CLASS A                                             0                0                0
    CLASS B                                           N/A              N/A              N/A
    INSTITUTIONAL CLASS                               N/A              N/A              N/A
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold - Class A          50,105,623       42,931,593       40,412,415
  Reinvestment of dividends - Class A           3,297,986       17,597,071        3,563,379
  Cost of shares redeemed - Class A           (48,423,346)     (47,253,329)     (54,056,667)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS A                         4,980,263       13,275,335      (10,080,873)
  Proceeds from shares sold - Class B                 N/A              N/A              N/A
  Reinvestment of dividends - Class B                 N/A              N/A              N/A
  Cost of shares redeemed - Class B                   N/A              N/A              N/A
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B                               N/A              N/A              N/A
  Proceeds from shares sold -
    Institutional Class                               N/A              N/A              N/A
  Reinvestment of dividends -
    Institutional Class                               N/A              N/A              N/A
  Cost of shares redeemed -
    Institutional Class                               N/A              N/A              N/A
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INSTITUTIONAL CLASS                   N/A              N/A              N/A
INCREASE (DECREASE) IN NET ASSETS              43,231,391       90,942,449      (22,061,170)

NET ASSETS:
Beginning net assets                          327,207,870      236,265,421      258,326,591
ENDING NET ASSETS                            $370,439,261     $327,207,870     $236,265,421
-------------------------------------------------------------------------------------------

                                                                    DIVERSIFIED INCOME FUND
                                             ----------------------------------------------

                                             FOR THE NINE          FOR THE          FOR THE
                                             MONTHS ENDED       YEAR ENDED       YEAR ENDED
                                                SEPT. 30,         DEC. 31,         DEC. 31,
                                                     1996             1995             1994
-------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income (loss)               $  2,107,805     $  1,871,560     $  1,214,151
  Net realized gain (loss) on sale of
    investments                                 7,772,450        3,545,900         (273,760)
  Net change in unrealized appreciation
    (depreciation) of investments               2,900,227       10,976,829       (1,076,102)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     12,780,482       16,394,289         (135,711)
NET EQUALIZATION CREDITS (DEBITS)                       0                0                0
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                    (1,963,354)      (1,819,692)      (1,214,150)
    CLASS B                                      (144,451)         (51,868)               0
    INSTITUTIONAL CLASS                               N/A              N/A              N/A
  In excess of net investment income
    CLASS A                                             0                0                0
    CLASS B                                             0                0                0
    INSTITUTIONAL CLASS                               N/A              N/A              N/A
  From net realized gain on sales of
    investments
    CLASS A                                             0       (1,621,942)               0
    CLASS B                                             0         (104,647)               0
    INSTITUTIONAL CLASS                               N/A              N/A              N/A
  In excess of net realized gain on sale
    of investments
    CLASS A                                             0                0                0
    CLASS B                                             0                0                0
    INSTITUTIONAL CLASS                               N/A              N/A              N/A
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold - Class A          67,375,546       36,625,693       32,526,614
  Reinvestment of dividends - Class A           1,611,353        3,084,339        1,367,156
  Cost of shares redeemed - Class A           (24,014,045)     (17,324,191)     (14,069,676)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS A                        44,972,854       22,385,841       19,824,094
  Proceeds from shares sold - Class B          11,955,056        5,158,139                0
  Reinvestment of dividends - Class B              90,711          122,225                0
  Cost of shares redeemed - Class B            (1,314,702)        (324,353)               0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B                        10,731,065        4,956,011                0
  Proceeds from shares sold -
    Institutional Class                               N/A              N/A              N/A
  Reinvestment of dividends -
    Institutional Class                               N/A              N/A              N/A
  Cost of shares redeemed -
    Institutional Class                               N/A              N/A              N/A
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INSTITUTIONAL CLASS                   N/A              N/A              N/A
INCREASE (DECREASE) IN NET ASSETS              66,376,596       40,137,992       18,474,233
NET ASSETS:
Beginning net assets                           85,316,039       45,178,047       26,703,814
ENDING NET ASSETS                            $151,692,635     $ 85,316,039     $ 45,178,047
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                           EQUITY VALUE FUND
                                             -------------------------------
                                                   FOR THE           FOR THE
                                                YEAR ENDED        YEAR ENDED
                                                 SEPT. 30,         SEPT. 30,
                                                      1996              1995
----------------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS:
  Net investment income (loss)               $   3,943,333     $   3,267,649
  Net realized gain (loss) on sale of
    investments                                 27,944,178         8,515,659
  Net change in unrealized appreciation
    (depreciation) of investments               17,614,459        13,330,878
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      49,501,970        25,114,186
NET EQUALIZATION CREDITS (DEBITS)                        0           (68,961)
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                       (271,396)                0
    CLASS B                                              0                 0
    INSTITUTIONAL CLASS                         (3,536,140)       (3,267,649)
  In excess of net investment income
    CLASS A                                              0                 0
    CLASS B                                              0                 0
    INSTITUTIONAL CLASS                           (152,875)         (118,088)
  From net realized gain on sales of
    investments
    CLASS A                                     (3,065,374)                0
    CLASS B                                              0                 0
    INSTITUTIONAL CLASS                        (33,389,091)       (8,515,659)
  In excess of net realized gain on sale
    of investments
    CLASS A                                              0                 0
    CLASS B                                              0                 0
    INSTITUTIONAL CLASS                                  0        (1,098,738)
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold - Class A           65,541,864                 0
  Reinvestment of dividends - Class A            3,103,800                 0
  Cost of shares redeemed - Class A           (184,207,991)                0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS A                       (115,562,327)                0
  Proceeds from shares sold - Class B                   26                 0
  Reinvestment of dividends - Class B                    0                 0
  Cost of shares redeemed - Class B                      0                 0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B                                 26                 0
  Proceeds from shares sold -
    Institutional Class                        190,586,130        98,056,766
  Reinvestment of dividends -
    Institutional Class                         32,111,369        10,889,321
  Cost of shares redeemed -
    Institutional Class                        (61,556,058)     (119,436,631)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INSTITUTIONAL CLASS            161,141,441       (10,490,544)
INCREASE (DECREASE) IN NET ASSETS               54,666,234         1,554,547

NET ASSETS:
Beginning net assets                           170,406,334       168,851,787
ENDING NET ASSETS                            $ 225,072,568     $ 170,406,334
----------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $628,555 FOR CLASS A AND $17,334,017 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE MERGER OF THE PACIFICA GROWTH FUND. SEE NOTE 1.

The accompanying notes are an integral part of these financial statements.

---------------------
88

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  SMALL CAP
                                                                                                       FUND
                                                                                                -----------
                                                                                                  SEPT. 16,
                                                                     GROWTH AND INCOME FUND            1996
                                             ----------------------------------------------     (COMMENCEMENT
                                                                                                         OF
                                             FOR THE NINE          FOR THE          FOR THE     OPERATIONS)
                                             MONTHS ENDED       YEAR ENDED       YEAR ENDED              TO
                                                SEPT. 30,         DEC. 31,         DEC. 31,       SEPT. 30,
                                                 1996 (1)             1995             1994            1996
-----------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS:
  Net investment income (loss)               $    907,579     $  1,835,782     $  1,780,057     $   (12,636)
  Net realized gain (loss) on sale of
    investments                                14,694,253        9,354,459        3,087,861          58,619
  Net change in unrealized appreciation
    (depreciation) of investments              10,252,699       25,841,652       (5,394,205)        460,905
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     25,854,531       37,031,893         (526,287)        506,888
NET EQUALIZATION CREDITS (DEBITS)                       0                0                0               0
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                      (902,578)      (1,827,656)      (1,780,057)              0
    CLASS B                                             0           (8,126)               0               0
    INSTITUTIONAL CLASS                           (11,005)               0                0               0
  In excess of net investment income
    CLASS A                                             0                0                0               0
    CLASS B                                             0                0                0               0
    INSTITUTIONAL CLASS                                 0                0                0               0
  From net realized gain on sales of
    investments
    CLASS A                                   (14,220,794)      (6,952,008)      (3,087,861)              0
    CLASS B                                      (490,320)        (179,310)               0               0
    INSTITUTIONAL CLASS                                 0                0                0               0
  In excess of net realized gain on sale
    of investments
    CLASS A                                    (2,238,898)               0                0               0
    CLASS B                                      (358,700)               0                0               0
    INSTITUTIONAL CLASS                                 0                0                0               0
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold - Class A          92,986,116       61,077,854       41,116,188          94,136
  Reinvestment of dividends - Class A          17,197,210       11,706,310        2,095,312               0
  Cost of shares redeemed - Class A           (40,873,885)     (35,699,783)     (36,528,266)              0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS A                        69,309,441       37,084,381        6,683,234          94,136
  Proceeds from shares sold - Class B           8,483,020        4,557,982                0              25
  Reinvestment of dividends - Class B             848,356          184,612                0               0
  Cost of shares redeemed - Class B            (1,258,949)        (246,518)               0               0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B                         8,072,427        4,496,076                0              25
  Proceeds from shares sold -
    Institutional Class                        17,995,025                0                0      24,103,344
  Reinvestment of dividends -
    Institutional Class                                 0                0                0               0
  Cost of shares redeemed -
    Institutional Class                          (341,372)               0                0         (54,923)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INSTITUTIONAL CLASS            17,653,653                0                0      24,048,421
INCREASE (DECREASE) IN NET ASSETS             102,667,757       69,645,250        1,289,029      24,649,470

NET ASSETS:
Beginning net assets                          183,170,022      113,524,772      112,235,743               0
ENDING NET ASSETS                            $285,837,779     $183,170,022     $113,524,772     $24,649,470
-----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                         AGGRESSIVE GROWTH
                                                                                  FUND (1)
                                                                 -------------------------
                                                                   CLASS A         CLASS B
                                                                 ---------      ----------
                                                                    PERIOD          PERIOD
                                                                     ENDED           ENDED
                                                                 SEPT. 30,       SEPT. 30,
                                                                      1996            1996
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $17.75          $21.90
                                                                 ---------      ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       (0.05)          (0.10)
  Net realized and unrealized gain (loss) on investments              1.70            2.06
                                                                 ---------      ----------
TOTAL FROM INVESTMENT OPERATIONS                                      1.65            1.96
LESS DISTRIBUTIONS:
  Dividends from net investment income                                0.00            0.00
  Distributions from net realized gain                                0.00            0.00
                                                                 ---------      ----------
TOTAL FROM DISTRIBUTIONS                                              0.00            0.00
                                                                 ---------      ----------
NET ASSET VALUE, END OF PERIOD                                      $19.40          $23.86
                                                                 ---------      ----------
                                                                 ---------      ----------
TOTAL RETURN (NOT ANNUALIZED)                                         9.85%           9.50%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                 $26,902         $14,544
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                             1.23%(5)        1.91%(5)
  Ratio of net investment income (loss) to average net assets        (0.79)%(5)      (1.45)%(5)
Portfolio turnover                                                     N/A             N/A
Average commission rate paid(4)                                        N/A             N/A
------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses                                             1.60%(5)        2.29%(5)
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                       (1.16)%(5)      (1.83)%(5)
------------------------------------------------------------------------------------------

  *  PER SHARE DATA BASED UPON AVERAGE MONTHLY SHARES OUTSTANDING.
(1)  THE FUND COMMENCED OPERATIONS ON MARCH 5, 1996.
(2) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND. PRIOR TO APRIL 1, 1996, THE FUND WAS ADVISED BY FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM"). IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(4) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(5)  THIS RATIO INCLUDES INCOME AND EXPENSES ALLOCATED FROM THE MASTER
     PORTFOLIO.

---------------------
90

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                        BALANCED FUND (2)
                              ---------------------------------------------------------------------------
                                                                                                    INST.
                                                                            CLASS A    CLASS B      CLASS
                              -----------------------------------------------------  ---------  ---------
                                   YEAR       YEAR       YEAR       YEAR       YEAR     PERIOD       YEAR
                                  ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                              SEPT. 30,  SEPT. 30,  SEPT. 30,  SEPT. 30,  SEPT. 30,  SEPT. 30,  SEPT. 30,
                                   1996       1995       1994       1993       1992   1996 (3)       1996
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $11.84     $11.67     $12.71     $11.18     $10.80     $10.00     $11.84
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.36       0.46*      0.43*      0.44*      0.42*      0.00       0.40
  Net realized and
    unrealized gain (loss)
    on investments                 0.89       0.68*     (0.13)*      1.72*      0.53*      0.24      0.89
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       1.25       1.14       0.30       2.16       0.95       0.24       1.29
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.35)     (0.47)     (0.46)     (0.43)     (0.43)      0.00      (0.40)
  Distributions from net
    realized gain                 (1.28)     (0.50)     (0.88)     (0.20)     (0.14)      0.00      (1.28)
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (1.63)     (0.97)     (1.34)     (0.63)     (0.57)      0.00      (1.68)
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                         $11.46     $11.84     $11.67     $12.71     $11.18     $10.24     $11.45
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                    10.51%     10.62%      2.30%     19.83%      9.03%      2.40%     10.80%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $32,640    $89,034   $108,290   $104,434    $65,226         $2    $72,327
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            1.31%      1.03%      1.09%      1.01%      1.02%      0.00%      0.94%
  Ratio of net investment
    income (loss) to average
    net assets                    2.98%      4.05%      3.55%      3.62%      3.76%      3.09%      3.29%
Portfolio turnover                 131%        90%        35%        60%        49%       131%       131%
Average commission rate
  paid(4)                       $0.0603         --         --         --         --    $0.0603    $0.0603
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        1.48%      1.05%      1.11%      1.06%      1.10%      0.66%      1.11%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                        2.81%      4.03%      3.53%      3.57%      3.68%      2.43%      3.12%
---------------------------------------------------------------------------------------------------------

  *  PER SHARE DATA BASED UPON AVERAGE MONTHLY SHARES OUTSTANDING.
(1)  THE FUND COMMENCED OPERATIONS ON MARCH 5, 1996.
(2) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND. PRIOR TO APRIL 1, 1996, THE FUND WAS ADVISED BY FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM"). IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(4) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(5)  THIS RATIO INCLUDES INCOME AND EXPENSES ALLOCATED FROM THE MASTER
     PORTFOLIO.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                     CORPORATE STOCK FUND
                                                          -------------------------------
                                                               NINE
                                                             MONTHS       YEAR       YEAR
                                                              ENDED      ENDED      ENDED
                                                          SEPT. 30,   DEC. 31,   DEC. 31,
                                                           1996 (1)       1995       1994
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $41.45     $31.42     $33.00
                                                          ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                 0.42       0.59       0.63
  Net realized and unrealized gain (loss) on investments       4.79      10.65      (0.50)
                                                          ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                               5.21      11.24       0.13
LESS DISTRIBUTIONS:
  Dividends from net investment income                        (0.42)     (0.59)     (0.63)
  Distributions from net realized gain                         0.00      (0.62)     (1.08)
                                                          ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                                      (0.42)     (1.21)     (1.71)
                                                          ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                               $46.24     $41.45     $31.42
                                                          ---------  ---------  ---------
                                                          ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                                12.60%     35.99%      0.42%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                         $370,439   $327,208   $236,265
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                   1.01%(3)     0.96%      0.97%
  Ratio of net investment income (loss) to average net
    assets                                                  1.28%(3)     1.59%      1.92%
Portfolio turnover                                             1%(5)        6%         7%
Average commission rate paid(4)                             $0.0248(5)        --        --
-----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                              1.08%(5)     1.00%      1.00%
Ratio of net investment income (loss) to average net
  assets prior to waived fees and reimbursed expenses       1.21%(5)     1.55%      1.89%
-----------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR FROM DECEMBER 31 TO SEPTEMBER 30.
(2)  THE FUND COMMENCED OPERATIONS ON NOVEMBER 18, 1992.
(3)  THIS RATIO INCLUDES INCOME AND EXPENSES ALLOCATED FROM THE MASTER
     PORTFOLIO.
(4) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(5)  PORTFOLIO ACTIVITY REFLECTS ACTIVITY FOR STAND-ALONE PERIOD ONLY. SEE
     NOTE 7.

---------------------
92

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                             DIVERSIFIED INCOME FUND
                                                               -----------------------------------------------------
                                                                                                             CLASS A
                                 CORPORATE STOCK FUND (CONT.)  -----------------------------------------------------
                              -------------------------------       NINE
                                   YEAR       YEAR       YEAR     MONTHS       YEAR       YEAR       YEAR     PERIOD
                                  ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                               DEC. 31,   DEC. 31,   DEC. 31,  SEPT. 30,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
                                   1993       1992       1991   1996 (1)       1995       1994       1993   1992 (2)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $31.40     $30.38     $23.60     $13.34     $10.76     $11.08     $10.29     $10.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.59       0.62       0.62       0.25       0.35       0.33       0.30       0.02
  Net realized and
    unrealized gain (loss)
    on investments                 2.19       1.35       6.16       1.39       2.86      (0.32)      0.96       0.29
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       2.78       1.97       6.78       1.64       3.21       0.01       1.26       0.31
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.59)     (0.62)      0.00      (0.25)     (0.35)     (0.33)     (0.30)     (0.02)
  Distributions from net
    realized gain                 (0.59)     (0.33)      0.00       0.00      (0.28)      0.00      (0.17)      0.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (1.18)     (0.95)      0.00      (0.25)     (0.63)     (0.33)     (0.47)     (0.02)
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                         $33.00     $31.40     $30.38     $14.73     $13.34     $10.76     $11.08     $10.29
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                     8.91%      6.59%     28.72%     12.35%     30.17%      0.08%     12.33%      3.10%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $258,327   $230,457   $204,926   $134,648    $79,977    $45,178    $26,704     $1,379
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.97%      0.93%      0.97%      1.10%      1.10%      1.06%      0.46%      0.00%
  Ratio of net investment
    income (loss) to average
    net assets                    1.81%      2.05%      2.30%      2.57%      3.02%      3.16%      3.51%      4.09%
Portfolio turnover                   5%         4%         4%        43%        70%        62%        46%         1%
Average commission rate
  paid(4)                            --         --         --    $0.0793         --         --         --         --
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        0.99%      1.00%        N/A      1.26%      1.31%      1.34%      1.66%      3.49%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                        1.79%      1.98%        N/A      2.41%      2.81%      2.88%      2.31%      0.60%
--------------------------------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR FROM DECEMBER 31 TO SEPTEMBER 30.
(2)  THE FUND COMMENCED OPERATIONS ON NOVEMBER 18, 1992.
(3)  THIS RATIO INCLUDES INCOME AND EXPENSES ALLOCATED FROM THE MASTER
     PORTFOLIO.
(4) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(5)  PORTFOLIO ACTIVITY REFLECTS ACTIVITY FOR STAND-ALONE PERIOD ONLY. SEE
     NOTE 7.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                  DIVERSIFIED INCOME
                                                        FUND (CONT.)
                                                --------------------  EQUITY VALUE FUND(1)
                                                             CLASS B  --------------------
                                                --------------------               CLASS A
                                                     NINE             --------------------
                                                   MONTHS       YEAR       YEAR       YEAR
                                                    ENDED      ENDED      ENDED      ENDED
                                                SEPT. 30,   DEC. 31,  SEPT. 30,  SEPT. 30,
                                                 1996 (2)       1995       1996       1995
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $12.49     $10.00     $13.27     $12.36
                                                ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       0.17       0.20       0.20       0.24*
  Net realized and unrealized gain (loss) on
    investments                                      1.30       2.75       1.60       1.63*
                                                ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                     1.47       2.95       1.80       1.87
LESS DISTRIBUTIONS:
  Dividends from net investment income              (0.17)     (0.20)     (0.19)     (0.25)
  Distributions from net realized gain               0.00      (0.26)     (2.22)     (0.71)
                                                ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                            (0.17)     (0.46)     (2.41)     (0.96)
                                                ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                     $13.79     $12.49     $12.66     $13.27
                                                ---------  ---------  ---------  ---------
                                                ---------  ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                      11.76%     29.64%     14.27%     16.58%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                $17,045     $5,339    $18,453   $170,406
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets           1.74%      1.73%      1.18%      0.96%
  Ratio of net investment income (loss) to
    average net assets                              2.01%      2.40%      1.73%      1.97%
Portfolio turnover                                    43%        70%        91%        75%
Average commission rate paid(4)                   $0.0793         --    $0.0558         --
------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses            2.08%      2.57%      1.22%      0.98%
Ratio of net investment income (loss) to
  average net assets prior to waived fees and
  reimbursed expenses                               1.67%      1.57%      1.69%      1.95%
------------------------------------------------------------------------------------------

  *  PER SHARE DATA BASED UPON AVERAGE MONTHLY SHARES OUTSTANDING.
(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND. PRIOR TO APRIL 1, 1996, THE FUND WAS ADVISED BY FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM"). IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(4) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

---------------------
94

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                        GROWTH AND INCOME
                                                                                                     FUND
                                                      EQUITY VALUE FUND (1) (CONT.)  --------------------
                              -----------------------------------------------------
                                                                              INST.               CLASS A
                                              CLASS A (CONT.)    CLASS B      CLASS  --------------------
                              -------------------------------  ---------  ---------       NINE
                                   YEAR       YEAR       YEAR     PERIOD       YEAR     MONTHS       YEAR
                                  ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                              SEPT. 30,  SEPT. 30,  SEPT. 30,  SEPT. 30,  SEPT. 30,  SEPT. 30,   DEC. 31,
                                   1994       1993       1992   1996 (3)       1996   1996 (2)       1995
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $13.17     $10.73     $10.45     $10.00     $13.27     $17.26     $14.10
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.20*      0.21*      0.20*      0.00       0.22       0.07       0.19
  Net realized and
    unrealized gain (loss)
    on investments                 0.74*      2.75*      0.49*      0.34       1.61       2.00       3.87
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.94       2.96       0.69       0.34       1.83       2.07       4.06
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.21)     (0.23)     (0.22)      0.00      (0.23)     (0.07)     (0.19)
  Distributions from net
    realized gain                 (1.54)     (0.29)     (0.19)      0.00      (2.22)     (1.35)     (0.71)
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (1.75)     (0.52)     (0.41)      0.00      (2.45)     (1.42)     (0.90)
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                         $12.36     $13.17     $10.73     $10.34     $12.65     $17.91     $17.26
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                     7.49%     28.22%      6.81%      3.40%     14.58%     12.45%     28.90%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $168,852   $140,551    $92,915         $0   $206,620   $254,498   $178,488
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.99%      0.98%      1.02%      0.00%      0.87%      1.18%      1.18%
  Ratio of net investment
    income (loss) to average
    net assets                    1.60%      1.73%      1.86%      1.83%      1.69%      0.56%      1.23%
Portfolio turnover                  41%        82%        78%        91%        91%        83%       100%
Average commission rate
  paid(4)                            --         --         --    $0.0558    $0.0558    $0.0702         --
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        1.01%      0.99%      1.02%      0.00%      0.92%      1.19%      1.21%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                        1.58%      1.72%      1.86%      1.83%      1.64%      0.55%      1.20%
---------------------------------------------------------------------------------------------------------

  *  PER SHARE DATA BASED UPON AVERAGE MONTHLY SHARES OUTSTANDING.
(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND. PRIOR TO APRIL 1, 1996, THE FUND WAS ADVISED BY FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM"). IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(4) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                            GROWTH AND INCOME FUND (CONT.)
                                                ------------------------------------------
                                                                           CLASS A (CONT.)
                                                ------------------------------------------
                                                     YEAR       YEAR       YEAR       YEAR
                                                    ENDED      ENDED      ENDED      ENDED
                                                 DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
                                                     1994       1993       1992       1991
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $14.75     $13.88     $12.84     $10.29
                                                ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       0.22       0.23       0.27       0.41
  Net realized and unrealized gain (loss) on
    investments                                     (0.27)      0.93       1.44       2.14
                                                ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                    (0.05)      1.16       1.71       2.55
LESS DISTRIBUTIONS:
  Dividends from net investment income              (0.22)     (0.23)     (0.27)      0.00
  Distributions from net realized gain              (0.38)     (0.06)     (0.40)      0.00
                                                ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                            (0.60)     (0.29)     (0.67)      0.00
                                                ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                     $14.10     $14.75     $13.88     $12.84
                                                ---------  ---------  ---------  ---------
                                                ---------  ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                       (0.29)%     8.44%    13.45%     24.77%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)               $113,525   $112,236    $44,883    $10,323
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets           1.11%      0.93%      0.42%      0.05%
  Ratio of net investment income (loss) to
    average net assets                              1.51%      1.72%      2.31%      3.50%
Portfolio turnover                                    71%        55%        80%        13%
Average commission rate paid(4)                        --         --         --         --
------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses            1.15%      1.11%      1.10%      1.16%
Ratio of net investment income (loss) to
  average net assets prior to waived fees and
  reimbursed expenses                               1.47%      1.54%      1.63%      2.39%
------------------------------------------------------------------------------------------

(1)  THE FUND COMMENCED OPERATIONS ON SEPTEMBER 16, 1996.
(2)  THE FUND CHANGED ITS FISCAL YEAR FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THE INSTITUTIONAL SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(4) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(5)  THIS RATIO INCLUDES INCOME AND EXPENSES ALLOCATED FROM THE MASTER
     PORTFOLIO.

---------------------
96

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                              GROWTH AND INCOME FUND (CONT.)
                                  ------------------------------------------                              SMALL CAP FUND (1)
                                                                                  ------------------------------------------
                                                     CLASS B           INST.                                           INST.
                                  --------------------------           CLASS         CLASS A         CLASS B           CLASS
                                                                  ----------      ----------      ----------      ----------
                                        NINE
                                      MONTHS                          PERIOD          PERIOD          PERIOD          PERIOD
                                       ENDED      YEAR ENDED           ENDED           ENDED           ENDED           ENDED
                                   SEPT. 30,        DEC. 31,       SEPT. 30,       SEPT. 30,       SEPT. 30,       SEPT. 30,
                                    1996 (2)            1995        1996 (3)            1996            1996            1996
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                           $12.29          $10.00          $20.03          $22.01          $22.02          $22.01
                                  ----------      ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                             (0.01)           0.05            0.02            0.00            0.00            0.00
  Net realized and
    unrealized gain (loss)
    on investments                      1.42            2.79            0.97            0.44            0.44            0.44
                                  ----------      ----------      ----------      ----------      ----------      ----------
TOTAL FROM INVESTMENT
  OPERATIONS                            1.41            2.84            0.99            0.44            0.44            0.44
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                   0.00           (0.05)          (0.01)           0.00            0.00            0.00
  Distributions from net
    realized gain                      (0.96)          (0.50)           0.00            0.00            0.00            0.00
                                  ----------      ----------      ----------      ----------      ----------      ----------
TOTAL FROM DISTRIBUTIONS               (0.96)          (0.55)          (0.01)           0.00            0.00            0.00
                                  ----------      ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF
  PERIOD                              $12.74          $12.29          $21.01          $22.45          $22.46          $22.45
                                  ----------      ----------      ----------      ----------      ----------      ----------
                                  ----------      ----------      ----------      ----------      ----------      ----------
TOTAL RETURN (NOT
  ANNUALIZED)                          11.89%         28.47%           3.41%            2.00%          2.00%            2.00%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                           $12,832          $4,682         $18,508             $96              $0         $24,553
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets                  1.93%          1.87%           0.96%            1.03%(5)       0.00%            1.60%(5)
  Ratio of net investment
    income (loss) to average
    net assets                         (0.12)%         0.43%           1.27%           (0.59)%(5)      0.00%           (1.15)%(5)
Portfolio turnover                        83%           100%             83%             N/A             N/A             N/A
Average commission rate
  paid(4)                            $0.0702              --         $0.0702             N/A             N/A             N/A
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                              2.03%          2.21%           0.96%           38.54%(5)       0.00%            1.63%(5)
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                             (0.22)%         0.09%           1.27%          (38.10)%(5)      0.00%           (1.18)%(5)
----------------------------------------------------------------------------------------------------------------------------

(1)  THE FUND COMMENCED OPERATIONS ON SEPTEMBER 16, 1996.
(2)  THE FUND CHANGED ITS FISCAL YEAR FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THE INSTITUTIONAL SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(4) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(5)  THIS RATIO INCLUDES INCOME AND EXPENSES ALLOCATED FROM THE MASTER
     PORTFOLIO.

                                                           ---------------------

STAGECOACH EQUITY FUNDS -- SEPTEMBER 30, 1996

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series investment company. The Company commenced operations on January 1, 1992, at which time the merger described in Note 6 was consummated, and currently offers the following nineteen separate diversified Funds: the Aggressive Growth, Asset Allocation, Balanced, Corporate Stock, Diversified Income, Equity Value, Ginnie Mae, Growth and Income, Government Money Market Mutual, Intermediate Bond, Money Market Mutual, Money Market Trust, National Tax-Free, National Tax-Free Money Market Mutual, Prime Money Market Mutual, Short-Intermediate U.S. Government Income, Small Cap, Treasury Money Market Mutual, and U.S. Government Allocation Funds; and five non-diversified funds: the Arizona Tax-Free, California Tax-Free Bond, California Tax-Free Income, California Tax-Free Money Market Mutual, and Oregon Tax-Free Funds. These financial statements represent the Aggressive Growth, Balanced, Corporate Stock, Diversified Income, Equity Value, Growth and Income, and Small Cap Funds (the "Funds").

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Balanced and Equity Value Funds were established to acquire all of the assets and assume all of the liabilities of the Pacifica Balanced and Equity Value Funds, respectively. Additionally, the Stagecoach Growth and Income Fund acquired all of the assets and assumed all of the liabilities of the Pacifica Growth Fund. These acquisitions were accomplished in separate exchanges for shares of the respective Fund.

Each of the funds presented in this book, with the exception of the Aggressive Growth, Corporate Stock, and Diversified Income Funds, offers Class A, Class B, and Institutional Class shares. The Aggressive Growth and Diversified Income Funds offer Class A and Class B shares, and the Corporate Stock Fund offers only one class of shares. The three classes of shares differ principally in the applicable sales charges, shareholder servicing fees and distribution fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined sepa-

---------------------
98

                                   STAGECOACH EQUITY FUNDS -- SEPTEMBER 30, 1996
rately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and gain allocations and from differences in separate class expenses, including distribution and service fees.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

The Funds invest in a range of securities, generally including money market instruments, equities, and U.S. government securities.

Investments in securities for which the primary market is a national securities exchange or the NASDAQ National Market System are valued at the last reported sales price on the day of valuation. U.S. government obligations are valued at the reported bid prices. In the absence of any sale of such securities on the valuation date and in the case of other securities, excluding debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost. Securities for which quotations are not readily available are valued at fair value as determined by procedures set by the Company's Board of Directors.

The Aggressive Growth Fund, Small Cap Fund, and, as of April 28, 1996, the Corporate Stock Fund invest only in interests of the Capital Appreciation Master Portfolio, Small Cap Master Portfolio, and Corporate Stock Master Portfolio (the "Master Portfolios"), respectively, of Master Investment Trust ("MIT") an open-end, series investment company. Each Master Portfolio has the same investment objective as the Fund that invests in such Master Portfolio. The value of each Fund's investment in its corresponding Master Portfolio reflects that Fund's interest in the net assets of that Master Portfolio (18.27%, 93.79%, and 99.99%) for the Aggressive Growth Fund, Small Cap Fund, and Corporate Stock Fund, respectively, at September 30, 1996. The Master Portfolios' investments include equities and fixed income securities. Except for debt obligations with remaining maturities of 60 days or less, which are valued at amortized cost, assets are valued at

                                                           ---------------------

STAGECOACH EQUITY FUNDS -- SEPTEMBER 30, 1996 current market prices, or if such prices are not readily available, at fair value as determined by procedures approved by the Trust's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized as required by the Internal Revenue Code.

The Balanced and Equity Value Funds had permanent book/tax differences primarily attributable to equalization credits. To reflect reclassifications arising from permanent book/tax differences for the year ended September 30, 1995, accumulated undistributed net investment income was credited $152,314, accumulated undistributed net realized gains was charged $41,509 and paid-in-capital was charged $110,805 for the Balanced Fund. For the Equity Value Fund, accumulated net investment income was credited $187,049, accumulated undistributed net realized gains was charged $118,088 and paid-in-capital was charged $68,961. Effective October 1, 1996, the Funds no longer use equalization accounting.

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's and Master Portfolio's (in this paragraph, the "Funds") Portfolio of Investments. The adviser to the Funds pools the Fund's cash and invests in repurchase agreements entered into by the Funds. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held in the Funds at September 30, 1996, are collateralized by U.S. Government obligations. The repurchase agreements were entered into on September 30, 1996.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared and distributed quarterly. Any dividends to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

The Company's policy with respect to each Fund is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of each Fund's net investment income and any net realized

---------------------
100

                                   STAGECOACH EQUITY FUNDS -- SEPTEMBER 30, 1996
capital gain to its shareholders. Therefore, no federal or state income tax provision is required.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund. The differences between the income and gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on the sale of investments in the accompanying Statements of Changes in Net Assets.

ORGANIZATION EXPENSES

The Funds have been charged for expenses incurred in connection with the organization and initial registration of the Fund and/or Class. These expenses are being amortized by the Funds on a straightline basis over 60 months from the date each Fund and/or Class commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into separate advisory contracts on behalf of the Funds (other than the Aggressive Growth, Corporate Stock, and Small Cap Funds) with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the contracts, WFB furnishes to the Funds investment guidance and policy direction in connection with daily portfolio management. Under the contracts with the Diversified Income and Equity Value Funds, WFB is entitled to be paid by each Fund a monthly advisory fee at an annual rate of 0.50% of such Fund's average daily net assets. Under the contract with the Balanced Fund, WFB is entitled to be paid by the Fund a monthly advisory fee at an annual rate of 0.60% of such Fund's average daily net assets. Under the contract with the Growth and Income Fund, WFB is entitled to be paid by the Fund a monthly advisory fee at an annual rate of 0.50% of such Fund's average daily net assets up to $250 million, 0.40% of average daily net assets of the next $250 million, and 0.30% in excess of $500 million.

For the period from October 1, 1995 to March 31, 1996, the Balanced and Equity Value Funds were advised by First Interstate Capital Management ("FICM"). Pursuant to the advisory contracts, the Funds paid an advisory fee at an annual rate of 0.60%. On April 1, 1996, First Interstate Bancorp ("FIB") was merged with and into Wells Fargo and Company ("Wells Fargo") and FICM and First Interstate Bank of California ("FICAL") became indirect wholly-owned subsidiaries of Wells Fargo. In connection with this merger, FICM changed its name to Wells Fargo Investment Management, Inc. For the period from April 1, 1996 to September 5, 1996, such advisory fees were paid to Wells Fargo Investment Management, Inc.

The Aggressive Growth, Corporate Stock, and Small Cap Funds do not directly retain an investment adviser because each such Fund invests all of its

                                                           ---------------------

STAGECOACH EQUITY FUNDS -- SEPTEMBER 30, 1996 assets in a Master Portfolio of MIT which, in turn, retains WFB as investment adviser. Prior to April 28, 1996, and its conversion to a "feeder" fund in a master/feeder structure the Corporate Stock Fund retained WFB as investment adviser. For these services, WFB was entitled to be paid by the Fund a monthly advisory fee at the annual rate of 0.50% of such Fund's average daily net assets up to $250 million, 0.40% of the next $250 million and 0.30% of the average daily net assets in excess of $500 million.

For the period from January 1, 1996 to April 28, 1996, the Corporate Stock Fund retained Barclays Global Fund Advisors ("BGFA") as sub-adviser. Pursuant to a sub-advisory contract with the Corporate Stock Fund and subject to the overall supervision of WFB, the investment adviser, BGFA was responsible for day-to-day portfolio management of the Fund. BGFA was entitled to receive from WFB as compensation for its sub-advisory services monthly fees at the annual rate of 0.08% of the average daily net assets of the Corporate Stock Fund. BGFA was also entitled to receive from WFB annual fees of $40,000 for its services for the Corporate Stock Fund.

BGFA currently acts as sub-adviser to the Master Portfolio in which the Corporate Stock Fund invests. BGFA is an indirect subsidiary of Barclays Bank and is located at 45 Fremont Street, San Francisco, California 94105. BGFA was formed by the reorganization of Wells Fargo Nikko Investment Advisors ("WFNIA"), a former affiliate of Wells Fargo & Company. Prior to January 1, 1996, WFNIA acted as sub-adviser to the Fund and was entitled to receive the same fees as BGFA for its sub-advisory services.

The Company has entered into contracts with WFB on behalf of all of the Funds except the Corporate Stock Fund, whereby WFB is responsible for providing custody and portfolio accounting services for the Funds. WFB is entitled to certain transaction charges plus an annual fee for custody services at an annual rate of 0.0167% of the average daily net assets of the respective Funds. For portfolio accounting services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of average daily net assets, 0.045% of the next $50 million, and 0.02% of the average daily net assets over $100 million.

Barclays Global Investors, N.A. ("BGI") currently acts as custodian to the Corporate Stock Fund. BGI is an affiliate of BGFA. BGI will not be entitled to compensation for its custodial services to the Fund so long as BGFA is entitled to receive compensation for providing sub-advisory services to the Master Portfolio in which the Fund invests. Prior to January 1, 1996, BGI, which was then known as Wells Fargo Institutional Trust Company N.A., was an affiliate of WFB and served as custodian to the Fund.

For the period from October 1, 1995 to March 31, 1996, FICAL served as the custodian for the Balanced and Equity Value Funds. Pursuant to the contracts, the Funds paid a custodian fee based on net assets and certain transaction

---------------------
102

                                   STAGECOACH EQUITY FUNDS -- SEPTEMBER 30, 1996
charges. For the period from April 1, 1996 to September 5, 1996, such custodian fees were paid to Wells Fargo.

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to act as transfer agent for the Funds. Under the transfer agency contracts with the Aggressive Growth, Corporate Stock, Diversified Income, Growth and Income, and Small Cap Funds, WFB is paid a per account fee plus other related costs with a minimum monthly fee of $3,000 per Fund, unless net assets of the respective Fund are under $20 million. For as long as the assets remain under $20 million a Fund will not be charged any transfer agent fees by WFB. Under the contracts with the Balanced and Equity Value Funds, WFB is entitled to be paid a fee at the annual rate of 0.07% of the average daily net assets of each Fund.

For the period from October 1, 1995 to September 5, 1996, the Balanced and Equity Value Funds retained Furman Selz LLC ("Furman Selz") to provide personnel and facilities to perform shareholders servicing, transfer agency related services and fund accounting.

The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder servicing to the Funds. Pursuant to the contract, WFB is entitled to an annual fee for providing shareholder servicing of 0.30% of the average daily net assets of the Corporate Stock Fund, 0.30% of the average daily net assets attributable to the Class A and B shares of the Diversified Income and Growth and Income Funds, 0.25% of the average daily net assets attributable to the Class A and Class B shares of the Aggressive Growth, Balanced, Equity Value, and Small Cap Funds, and 0.25% of the average daily net assets attributable to the Class I shares of the Balanced, Equity Value, Growth and Income, and Small Cap Funds.

For the period from October 1, 1995 to September 5, 1996, various banks, trust companies, broker-dealers or other financial organizations (collectively, "Service Organizations") also provided administrative services for the Balanced and Equity Value Funds, such as maintaining shareholder accounts and records. The Funds paid fees to Service Organizations in amounts up to an annual rate of 0.25% of the daily net assets of the Fund's shares owned by shareholders with whom the Service Organization had a servicing relationship. During that period, FIB was the only service organization to receive payments.

                                                           ---------------------

STAGECOACH EQUITY FUNDS -- SEPTEMBER 30, 1996

The servicing fees of the Funds for the period ended September 30, 1996 were as follows:

                                                                    SERVICING
                                         SERVICING    SERVICING          FEES
                                              FEES         FEES  INSTITUTIONAL
FUND                                       CLASS A      CLASS B  CLASS
-----------------------------------------------------------------------------
Aggressive Growth Fund***                $  31,915          N/A           N/A
Balanced Fund*                              76,743    $       0    $   11,728
Equity Value Fund*                          36,350            0        31,181
Growth and Income Fund**                   454,351        1,242         1,495
Small Cap Fund****                           2,460          N/A           N/A

  * INFORMATION PRESENTED IS FOR THE YEAR ENDED SEPTEMBER 30, 1996.

 ** INFORMATION PRESENTED IS FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996.

 *** INFORMATION PRESENTED IS FOR THE PERIOD FROM MARCH 5, 1996 (COMMENCEMENT OF
     OPERATIONS) TO SEPTEMBER 30, 1996.

**** INFORMATION PRESENTED IS FOR THE PERIOD FROM SEPTEMBER 16, 1996
     (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1996.

The Company has entered into administration and distribution agreements on behalf of the Funds with Stephens. Under the agreements, Stephens has agreed to provide supervisory, administrative and distribution services to the Funds. For providing supervisory and administrative services, Stephens is entitled to receive a monthly fee at the annual rate of 0.03% of the average daily net assets of the Aggressive Growth, Corporate Stock, Diversified Income, and Growth and Income Funds, and 0.05% of the average daily net assets of the Balanced, Equity Value, and Small Cap Funds.

For the period from October 1, 1995 to September 5, 1996, Furman Selz provided administrative services for the operation of the Balanced and Equity Value Funds. As compensation for such services, each Fund paid Furman Selz an annual fee payable monthly equal to 0.15% of the average daily net assets of each Fund.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Corporate Stock Fund. The Company has also adopted separate Distribution Plans, pursuant to Rule 12b-1, for Class A and Class B shares of the multi-class funds.

The Distribution Plan for the Corporate Stock Fund and the Distribution Plan for each of the Class A shares of the Diversified Income and Growth and Income Funds provides that each Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying on an annual basis up to 0.05% of the average daily net assets attributable to the Class A shares or the shares of the Corporate Stock Fund for costs incurred. The separate Distribution Plan for each of the Class A shares of the Aggressive Growth, Balanced, Equity Value, and Small Cap Funds provides that each Fund may defray all or part of the cost of preparing, printing and distribut-

---------------------
104

                                   STAGECOACH EQUITY FUNDS -- SEPTEMBER 30, 1996
ing prospectuses and other promotional materials by paying on an annual basis up to 0.10% of the Class A shares' average daily net assets for costs incurred. Each of these Funds may participate in joint distribution activities with other funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses attributable to joint distribution activities will be allocated among the Funds in proportion to their relative net asset sizes.

For the period from October 1, 1995 to September 5, 1996, the Balanced and Equity Value Funds had adopted a non-compensatory Distribution Plan and Agreement (the "Plan") for the Class A shares. The Plan provided for payments by each Fund for actual expenses incurred, not to exceed 0.50% of the average net assets of the Class A shares of the Fund. Pacifica Funds Distributor Inc., an affiliate of Furman Selz, acted as Distributor during such period.

The Class B Distribution Plan for the Diversified Income and Growth and Income Funds provides that the Funds may pay, as compensation for distribution-related services, a monthly fee at an annual rate of up to 0.70% of each Fund's average daily net assets attributable to Class B shares. The Aggressive Growth, Balanced, Equity Value, and Small Cap Funds may pay up to 0.75% of the average daily net assets attributable to Class B shares as compensation for distribution-related services provided on behalf of its Class B shares.

The Distribution Plan expenses for Class A and Class B shares of the Funds for the period ended September 30, 1996 were as follows:

                                                   DISTRIBUTION DISTRIBUTION
                                                   FEES         FEES
FUND                                                   CLASS A      CLASS B
---------------------------------------------------------------------------
Aggressive Growth Fund***                           $    8,442    $  32,412
Balanced Fund*                                          82,632            0
Diversified Income Fund**                               37,946       49,795
Equity Value Fund*                                      58,241            0
Growth and Income Fund**                                73,360       43,495
Small Cap Fund****                                           2            0

  * INFORMATION PRESENTED IS FOR THE YEAR ENDED SEPTEMBER 30, 1996.

 ** INFORMATION PRESENTED IS FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996.

 *** INFORMATION PRESENTED IS FOR THE PERIOD FROM MARCH 5, 1996 (COMMENCEMENT OF
     OPERATIONS) TO SEPTEMBER 30, 1996.

**** INFORMATION PRESENTED IS FOR THE PERIOD FROM SEPTEMBER 16, 1996
     (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1996.

For the year ended December 31, 1995, the Diversified Income Fund paid distribution fees of $43,182 and $14,985 for Class A and B shares, respectively, and the Growth and Income Fund paid distribution fees of $74,482 and $13,067 for Class A and B shares, respectively.

                                                           ---------------------

STAGECOACH EQUITY FUNDS -- SEPTEMBER 30, 1996

FEES WAIVED AND REIMBURSED EXPENSES

The following amounts of fees were waived for the period ended September 30, 1996:

                                              FEES
                                         WAIVED BY        FEES        FEES
                                            FURMAN   WAIVED BY   WAIVED BY
FUND                                          SELZ        FICM         WFB
--------------------------------------------------------------------------
Aggressive Growth Fund***                      N/A         N/A   $  22,403
Balanced Fund*                              51,374       4,608     153,598
Corporate Stock Fund**                         N/A         N/A     185,544
Diversified Income Fund**                      N/A         N/A     148,222
Equity Value Fund*                          94,068           0       8,217
Growth and Income Fund**                       N/A         N/A      15,737
Small Cap Fund****                             N/A         N/A       1,815

  * INFORMATION PRESENTED IS FOR THE YEAR ENDED SEPTEMBER 30, 1996.

 ** INFORMATION PRESENTED IS FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996.

 *** INFORMATION PRESENTED IS FOR THE PERIOD FROM MARCH 5, 1996 (COMMENCEMENT OF
     OPERATIONS) TO SEPTEMBER 30, 1996.

**** INFORMATION PRESENTED IS FOR THE PERIOD FROM SEPTEMBER 16, 1996
     (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1996.

All amounts shown as waived and reimbursed fees on the Statements of Operations for the year ended December 31, 1995 were waived by WFB.

For the period from March 5, 1996 (commencement of operations) to September 30, 1996, Stephens has reimbursed $26,539 for expenses in the Aggressive Growth Fund. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens, respectively. WFB and Stephens have agreed to waive or reimburse all or a portion of their respective fees charged to, or expenses paid by, each Fund to ensure that the total fund operating expenses do not exceed, on an annual basis, 1.13% of the average net assets of the Institutional Class of the Growth and Income Fund, 1.05%, 1.70%, or 0.95% of the average daily net assets of the Class A, Class B, and Institutional Class shares, respectively, of the Balanced or Equity Value Funds, through August 31, 1997.

Certain officers and directors of the Company are also officers of Stephens. As of September 30, 1996, Stephens owned five shares of the Aggressive Growth, three shares of the Balanced, 11,551 shares of the Diversified Income, three shares of the Equity Value, 106 shares of the Growth and Income and four shares of the Small Cap Funds.

Stephens has retained $2,252,478 as sales charges from the proceeds of Class A shares sold and $306,643 from the proceeds of Class B shares redeemed by the Company for the period ended September 30, 1996. Wells Fargo Securities Inc., a subsidiary of Wells Fargo & Co., received $1,780,263 as sales charges from the proceeds of Class A shares sold and $306,643 from the proceeds of Class B shares redeemed by the Company for the period ended September 30, 1996.

---------------------
106

                                   STAGECOACH EQUITY FUNDS -- SEPTEMBER 30, 1996

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, for each Fund were as follows:

                                                                      FOR THE
                                                                       PERIOD
                                               FOR THE NINE MONTHS      ENDED
                                                             ENDED  SEPT. 30,
                         FOR THE YEAR ENDED         SEPT. 30, 1996       1996
                             SEPT. 30, 1996  ---------------------  ---------
                     ----------------------  DIVERSIFIED GROWTH AND CORPORATE
AGGREGATE PURCHASES    BALANCED      EQUITY     INCOME      INCOME      STOCK
  AND SALES OF:            FUND  VALUE FUND       FUND        FUND   FUND (1)
-----------------------------------------------------------------------------
U.S. GOVERNMENT
 OBLIGATIONS:
  Purchases at cost  $39,863,143 $        0  $       0  $        0  $       0
  Sales proceeds     43,358,012           0          0           0          0
OTHER SECURITIES:
  Purchases at cost  114,497,840 202,946,951 93,185,092 231,664,067 8,044,148
  Sales proceeds     110,062,872 196,641,410 45,827,045 169,078,296 4,235,518

(1) THE PERIOD REPORTED IS FROM JANUARY 1, 1996 TO APRIL 28, 1996, BEFORE THE FUND WAS CONVERTED TO A "MASTER/FEEDER" STRUCTURE. SEE NOTE 7.

                                                  FOR THE YEAR ENDED DEC. 31, 1995
                                               -----------------------------------
                                                           DIVERSIFIED
AGGREGATE PURCHASES                             CORPORATE      INCOME   GROWTH AND
  AND SALES OF:                                STOCK FUND        FUND  INCOME FUND
----------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
  Purchases at cost                            $        0  $        0  $         0
  Sales proceeds                                        0           0            0
OTHER SECURITIES:
  Purchases at cost                            16,072,363  64,777,860  117,111,717
  Sales proceeds                               16,077,985  40,584,769  142,979,376

                                                           ---------------------

STAGECOACH EQUITY FUNDS -- SEPTEMBER 30, 1996

4. CAPITAL SHARES TRANSACTIONS

As of September 30, 1996, there were 49 billion shares of $0.001 par value capital stock authorized by the Company. At September 30, 1996, each Fund (with the exception of the Aggressive Growth Fund) was authorized to issue 100 million shares of $0.001 par value capital stock for each class of shares. The Aggressive Growth Fund was authorized to issue 150 million shares of $0.001 par value capital stock for each class of shares. Transactions in capital shares were as follows:

                                           AGGRESSIVE
                                          GROWTH FUND           BALANCED FUND
                                          -----------  ----------------------
                                        FROM MARCH 5,
                                                 1996
                                        (COMMENCEMENT
                                       OF OPERATIONS)     FOR THE     FOR THE
                                                  TO   YEAR ENDED  YEAR ENDED
                                            SEPT. 30,   SEPT. 30,   SEPT. 30,
                                                 1996        1996        1995
-----------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                    1,615,653  1,412,249   1,142,667
  Shares issued in reinvestment of
    dividends -- Class A                            0    371,899     717,293
  Shares redeemed -- Class A                 (229,155) (6,456,262) (3,620,385)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                     1,386,498  (4,672,114) (1,760,425)
  Shares sold -- Class B                      648,214        151           0
  Shares issued in reinvestment of
    dividends -- Class B                            0          0           0
  Shares redeemed -- Class B                  (38,581)         0           0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS B                       609,633        151           0
  Shares sold -- Institutional Class              N/A  10,145,092          0
  Shares issued in reinvestment of
    dividends -- Institutional Class              N/A    925,429           0
  Shares redeemed -- Institutional Class          N/A  (4,755,966)         0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- INSTITUTIONAL CLASS               N/A  6,314,555           0

                                                        CORPORATE STOCK FUND
                                           ---------------------------------
                                               FOR THE
                                                  NINE    FOR THE    FOR THE
                                                MONTHS       YEAR       YEAR
                                                 ENDED      ENDED      ENDED
                                             SEPT. 30,   DEC. 31,   DEC. 31,
                                                  1996       1995       1994
----------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold                               1,149,288   1,167,520  1,236,832
  Shares issued in reinvestment of
    dividends                                  76,212     505,005    111,768
  Shares redeemed                          (1,107,285)  (1,299,326) (1,655,852)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING                                  118,215     373,199   (307,252)

---------------------
108

                                   STAGECOACH EQUITY FUNDS -- SEPTEMBER 30, 1996

                                                     DIVERSIFIED INCOME FUND
                                           ---------------------------------
                                               FOR THE
                                                  NINE    FOR THE    FOR THE
                                                MONTHS       YEAR       YEAR
                                                 ENDED      ENDED      ENDED
                                             SEPT. 30,   DEC. 31,   DEC. 31,
                                                  1996       1995       1994
----------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                    4,715,976   2,981,021  2,942,632
  Shares issued in reinvestment of
    dividends -- Class A                      115,316     244,288    124,853
  Shares redeemed -- Class A               (1,685,966)  (1,429,340) (1,279,735)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                     3,145,325   1,795,969  1,787,750
  Shares sold -- Class B                      901,549     446,270          0
  Shares issued in reinvestment of
    dividends -- Class B                        6,895       9,860          0
  Shares redeemed -- Class B                 (100,188)    (28,616)         0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS B                       808,256     427,514          0

                                                             EQUITY VALUE FUND
                                                       -----------------------
                                                          FOR THE      FOR THE
                                                       YEAR ENDED   YEAR ENDED
                                                        SEPT. 30,    SEPT. 30,
                                                             1996         1995
------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                2,375,877           0
  Shares issued in reinvestment of dividends -- Class
    A                                                     248,462           0
  Shares redeemed -- Class A                          (14,009,327)          0
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 CLASS A                                              (11,384,988)          0
  Shares sold -- Class B                                        3           0
  Shares issued in reinvestment of dividends -- Class
    B                                                           0           0
  Shares redeemed -- Class B                                    0           0
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 CLASS B                                                        3           0
  Shares sold -- Institutional Class                   18,333,654   8,141,771
  Shares issued in reinvestment of dividends --
    Institutional Class                                 2,574,515     969,487
  Shares redeemed -- Institutional Class               (4,577,809) (9,924,924)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 INSTITUTIONAL CLASS                                   16,330,360    (813,666)

                                                           ---------------------

STAGECOACH EQUITY FUNDS -- SEPTEMBER 30, 1996

                                                      GROWTH AND INCOME FUND
                                         -----------------------------------
                                             FOR THE
                                                NINE
                                              MONTHS     FOR THE     FOR THE
                                               ENDED  YEAR ENDED  YEAR ENDED
                                           SEPT. 30,    DEC. 31,    DEC. 31,
                                            1996 (1)        1995        1994
----------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                  5,108,374    3,775,466   2,805,058
  Shares issued in reinvestment of
    dividends -- Class A                  1,005,634      726,595     145,120
  Shares redeemed -- Class A             (2,246,108)  (2,208,631) (2,509,634)
NET INCREASE IN SHARES OUTSTANDING --
 CLASS A                                  3,867,900    2,293,430     440,544
  Shares sold -- Class B                    653,910      386,746           0
  Shares issued in reinvestment of
    dividends -- Class B                     69,929       14,982           0
  Shares redeemed -- Class B                (97,407)     (20,798)          0
NET INCREASE IN SHARES OUTSTANDING --
 CLASS B                                    626,432      380,930           0
  Shares sold -- Institutional Class        897,195          N/A         N/A
  Shares issued in reinvestment of
    dividends -- Institutional Class              0          N/A         N/A
  Shares redeemed -- Institutional
    Class                                   (16,307)         N/A         N/A
NET INCREASE IN SHARES OUTSTANDING --
 INSTITUTIONAL CLASS                        880,888          N/A         N/A

(1) "SHARES SOLD" INCLUDES 36,809 FOR CLASS A AND 865,446 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE MERGER OF THE PACIFICA GROWTH FUND.

                                                                      SMALL CAP FUND
                                                              ----------------------
                                                                      SEPT. 16, 1996
                                                                    (COMMENCEMENT OF
                                                                         OPERATIONS)
                                                                   TO SEPT. 30, 1996
------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                                       4,273
  Shares issued in reinvestment of dividends -- Class A                            0
  Shares redeemed -- Class A                                                       0
NET INCREASE IN SHARES OUTSTANDING -- CLASS A                                  4,273
  Shares sold -- Class B                                                           1
  Shares issued in reinvestment of dividends -- Class B                            0
  Shares redeemed -- Class B                                                       0
NET INCREASE IN SHARES OUTSTANDING -- CLASS B                                      1
  Shares sold -- Institutional Class                                       1,096,256
  Shares issued in reinvestment of dividends --
    Institutional Class                                                            0
  Shares redeemed -- Institutional Class                                      (2,487)
NET INCREASE IN SHARES OUTSTANDING -- INSTITUTIONAL CLASS                  1,093,769

---------------------
110

                                   STAGECOACH EQUITY FUNDS -- SEPTEMBER 30, 1996

5. INCOME AND EXPENSE ALLOCATIONS

For the period from April 28, 1996 (commencement of operations as a feeder fund) to September 30, 1996, the Corporate Stock Fund received allocations of income and expenses from its corresponding Master Portfolio. The detail of allocated income and expenses for the stand-alone period of the Fund and the feeder period of the Fund is as follows:

                                STAND-ALONE PERIOD                    FEEDER PERIOD
                              --------------------  -------------------------------
FUND                           INTEREST  DIVIDENDS   INTEREST  DIVIDENDS   EXPENSES
-----------------------------------------------------------------------------------
Corporate Stock               $  47,196  $2,248,983 $  47,182  $3,711,397 $ 738,290

6. REORGANIZATION OF WELLS FARGO INVESTMENT TRUST FOR RETIREMENT PROGRAMS

At special meetings held on December 31, 1991, unitholders owning a majority of the outstanding units of each of the Wells Fargo Investment Trust for Retirement Programs Funds (the "Trust") as of the close of business on November 8, 1991, approved an Agreement and Plan of Reorganization (the "Agreement") among the Trust, for itself and on behalf of each of the six funds comprising the Trust (each a "Predecessor Fund"); the Company, a Maryland corporation ("Stagecoach"); Stephens, and Wells Fargo in its capacity as the Trustee of the Trust, and in its individual capacity.

The Agreement provided, among other things, for the transfer of the assets of each Predecessor Fund to a corresponding series of the Company (each a "Stagecoach Fund"). The Agreement provided that in consideration thereof, each Stagecoach Fund would assume certain identified liabilities of the corresponding Predecessor Fund and would deliver to the corresponding Predecessor Fund the number of full and fractional shares of common stock of the Stagecoach Fund having an aggregate net asset value equivalent to the aggregate net asset value of the assets transferred to the Stagecoach Fund by the corresponding Predecessor Fund (collectively, the "Reorganization").

On January 1, 1992, the Reorganizations closed, and each Predecessor Fund made a pro rata liquidating distribution to its unitholders of the shares of the corresponding Stagecoach Fund it had received.

All of the expenses connected with the Reorganizations were paid by Wells Fargo or Stephens.

All information contained in this Annual Report which reflects financial data on the Corporate Stock and Growth and Income Funds for periods prior to 1992 refers to the corresponding Predecessor Funds.

                                                           ---------------------

STAGECOACH EQUITY FUNDS -- SEPTEMBER 30, 1996

7. REORGANIZATION OF THE CORPORATE STOCK FUND INTO A MASTER/FEEDER STRUCTURE

At special meetings of shareholders held between December 5, 1995 and December 19, 1995, shareholders of the Corporate Stock Fund approved a reorganization of the Fund into a "master-feeder" structure, pursuant to which the Fund invests all of its assets in the Corporate Stock Master Portfolio of Master Investment Trust. On the conversion date the Fund transferred its investments to the Master Portfolio in exchange for interests in the Master Portfolio. The Fund then became a "feeder" fund. This reorganization was effected in April 1996.

8. REORGANIZATION OF SMALL CAP FUND

The Small Cap Master Portfolio is the successor to certain assets of the Small Capitalization Growth Fund for Employee Retirement Plans, a collective investment fund (the "Collective Investment Fund"). The Collective Investment Fund was a private, non-registered investment fund previously managed by Wells Fargo. Immediately prior to the commencement of the Small Cap Fund's operations, the assets of the Collective Investment Fund were purchased by the Small Cap Master Portfolio and the Collective Investment Fund redeemed all of its outstanding interests and ceased operating as a trust. The Small Cap Master Portfolio manages its investments in a manner identical in all material respects to the operation of the Collective Investment Fund.

---------------------
112

                                                    INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
STAGECOACH FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Balanced Fund, Diversified Income Fund, Equity Value Fund and Growth and Income Fund and the statement of assets and liabilities of the Aggressive Growth Fund, Corporate Stock Fund, and Small Cap Fund (seven of the funds comprising Stagecoach Funds, Inc.) as of September 30, 1996, and the related statements of operations of the Balanced Fund and Equity Value Fund for the year ended September 30, 1996, the Corporate Stock Fund, Diversified Income Fund and Growth and Income Fund for the nine months ended September 30, 1996, and the year ended December 31, 1995, the Aggressive Growth Fund for the period from March 5, 1996 (commencement of operations) to September 30, 1996, and the Small Cap Fund for the period from September 16, 1996 (commencement of operations) to September 30, 1996, the statements of changes in net assets of the Balanced Fund and Equity Value Fund for the year ended September 30, 1996, the Corporate Stock Fund, Diversified Income Fund and Growth and Income Fund for the nine months ended September 30, 1996, and each of the years in the two year period ended December 31, 1995, the Aggressive Growth Fund for the period from March 5, 1996 (commencement of operations) to September 30, 1996, and the Small Cap Fund for the period from September 16, 1996 (commencement of operations) to September 30, 1996, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For the Balanced Fund and Equity Value Fund, all years or periods indicated in the accompanying financial statements and financial highlights ending prior to October 1, 1995, were audited by other auditors whose reports dated November 15, 1995 and November 22, 1994, expressed unqualified opinions on this information. For the Corporate Stock Fund and Growth and Income Fund, all periods indicated in the accompanying financial highlights ending prior to January 1, 1992 were audited by other auditors whose report dated February 19, 1992, expressed an unqualified opinion on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1996, by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Funds, Inc. as of September 30, 1996, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

[KPMG Peat Marwick LLP]


SAN FRANCISCO, CALIFORNIA
NOVEMBER 15, 1996

                                                           ---------------------

STATEMENT OF ASSETS & LIABILITIES - SEPTEMBER 30, 1996

                                                  CAPITAL        CORPORATE
                                             APPRECIATION            STOCK        SMALL CAP
                                                   MASTER           MASTER           MASTER
                                             PORTFOLIO (1)    PORTFOLIO (2)    PORTFOLIO (3)
-------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
In securities, at market value (see cost
  below)                                     $232,230,766     $370,913,349     $ 26,335,242
Cash                                                    0            3,089            1,876
RECEIVABLES:
Dividends and interest                             17,058          711,102            4,205
Fund shares sold                                  393,033            8,664           89,500
Investment securities sold                        626,491          490,199        1,069,064
Other                                             113,219                0            5,480
TOTAL ASSETS                                 $233,380,567     $372,126,403     $ 27,505,367
LIABILITIES
Cash overdraft due to custodian (Note 2)               33                0                0
Payables:
  Investment securities purchased               5,763,137                0        1,198,731
  Distribution to beneficial interest
    holders                                             0        1,684,242                0
  Fund shares redeemed                            207,797                0                0
  Due to Advisor (Note 2)                          86,867          144,065            7,301
  Other                                            10,576           24,298            3,073
TOTAL LIABILITIES                               6,068,410        1,852,605        1,209,105
TOTAL NET ASSETS                             $227,312,157     $370,273,798     $ 26,296,262
INVESTMENTS AT COST                          $204,796,502     $201,387,650     $ 25,842,612
-------------------------------------------------------------------------------------------

(1)  THIS MASTER PORTFOLIO COMMENCED OPERATIONS ON FEBRUARY 20, 1996.
(2)  THIS MASTER PORTFOLIO COMMENCED OPERATIONS ON APRIL 28, 1996.
(3)  THIS MASTER PORTFOLIO COMMENCED OPERATIONS ON SEPTEMBER 16, 1996.

The accompanying notes are an integral part of these financial statements.

------------------------
116

              STATEMENT OF OPERATIONS - FOR THE PERIODS ENDED SEPTEMBER 30, 1996

                                                                                SMALL
                                                 CAPITAL       CORPORATE          CAP
                                             APPRECIATION          STOCK       MASTER
                                                  MASTER          MASTER     PORTFOLIO
                                               PORTFOLIO       PORTFOLIO     --------
                                             -----------     -----------
                                                                                 FROM
                                               FROM FEB.      FROM APRIL        SEPT.
                                                20, 1996        28, 1996     16, 1996
                                             (COMMENCEMENT   (COMMENCEMENT   (COMMENCEMENT
                                                      OF              OF           OF
                                             OPERATIONS)     OPERATIONS)     OPERATIONS)
                                                      TO              TO     TO
                                               SEPT. 30,       SEPT. 30,        SEPT.
                                                    1996            1996     30, 1996
-------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                  $   107,095     $ 3,711,397     $    390
  Interest                                       336,186          46,269        4,504
TOTAL INVESTMENT INCOME                          443,281       3,757,666        4,894
EXPENSES (NOTE 2)
  Advisory fees                                  453,282         710,941        6,129
  Custody fees                                    22,025               0          375
  Portfolio accounting fees                       58,849               0          797
  Legal and audit fees                             6,093          27,349        2,664
  Other                                           15,232               0          410
TOTAL EXPENSES                                   555,481         738,290       10,375
NET INVESTMENT INCOME (LOSS)                    (112,200)      3,019,376       (5,481)

REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                  750,785       3,905,323       60,298
  Net change in unrealized appreciation
    (depreciation) of investments             12,970,872      14,221,384      492,630

NET GAIN (LOSS) ON INVESTMENTS                13,721,657      18,126,707      552,928
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $13,609,457     $21,146,083     $547,447
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                  CAPITAL
                                             APPRECIATION        CORPORATE        SMALL CAP
                                                   MASTER     STOCK MASTER           MASTER
                                                PORTFOLIO        PORTFOLIO        PORTFOLIO
                                             ------------     ------------     ------------
                                                FROM FEB.       FROM APRIL       FROM SEPT.
                                                 20, 1996         28, 1996         16, 1996
                                             (COMMENCEMENT    (COMMENCEMENT    (COMMENCEMENT
                                                       OF               OF               OF
                                              OPERATIONS)      OPERATIONS)      OPERATIONS)
                                                       TO               TO               TO
                                                SEPT. 30,        SEPT. 30,        SEPT. 30,
                                                     1996             1996             1996
-------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS

OPERATIONS:
  Net investment income (loss)               $   (112,200)    $  3,019,376     $     (5,481)
  Net realized gain (loss) on sale of
    investments                                   750,785        3,905,323           60,298
  Net change in unrealized appreciation
    (depreciation) of investments              12,970,872       14,221,384          492,630
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     13,609,457       21,146,083          547,447
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM BENEFICIAL INTERESTS
 TRANSACTIONS                                 213,702,700      349,127,715(1)    25,748,815
INCREASE (DECREASE) IN
 NET ASSETS                                   227,312,157      370,273,798       26,296,262

NET ASSETS:
ENDING NET ASSETS                            $227,312,157     $370,273,798     $ 26,296,262
-------------------------------------------------------------------------------------------

(1) "NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTERESTS TRANSACTIONS" INCLUDES $197,709,375 AS A RESULT OF THE CONVERSION FROM STAND-ALONE TO "MASTER-FEEDER" STRUCTURE.

---------------------
118

'
                                   MASTER INVESTMENT TRUST -- SEPTEMBER 30, 1996

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Corporate Stock Master Portfolio, Capital Appreciation Master Portfolio and Small Cap Master Portfolio (the "Master Portfolios") are three series of Master Investment Trust (the "Trust"), a business trust organized under the laws of Delaware on August 14, 1991. The Trust is registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Declaration of Trust permits the issuance of beneficial interests ("interests"). The Trust currently issues nine series of investment portfolios: the Asset Allocation, Capital Appreciation, Cash Investment Trust, Corporate Stock, Tax-Free Money Market, Short-Term Government-Corporate Income, Short-Term Municipal Income, Small Cap and U.S. Government Allocation Master Portfolios.

The following significant accounting policies are consistently followed by the Trust's management in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. These financial statements represent only the Capital Appreciation, Corporate Stock and Small Cap Master Portfolios.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Master Portfolio's investments include equities, fixed-, variable- and floating-rate instruments. Investments in securities for which the primary market is a national securities exchange or the Nasdaq National Market System are valued at the last reported sales price on the day of valuation. U.S. government obligations are valued at the stated mean between the last reported bid and ask prices. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, excluding debt securities maturing in 60 days or less, are valued at the most recent bid prices, or if such prices are not readily available, at fair value as determined in accordance with procedures adopted by the Board of Trustees. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is

                                                           ---------------------

MASTER INVESTMENT TRUST -- SEPTEMBER 30, 1996 recognized on the ex-dividend date, interest income is accrued daily. Realized gains and losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code.

FEDERAL INCOME TAXES

Each Master Portfolio intends to qualify for federal income tax purposes as a partnership. Management of each Master Portfolio therefore believes that it will not be subject to any federal or state income tax on its income and net capital gains (if any). However, each investor in a Master Portfolio will be taxed on its distributive share of the partnership's income for purposes of determining its federal and state income tax liabilities. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended ("Code"), and the regulations promulgated thereunder.

It is intended that the Master Portfolios' assets, income, gain/loss and allocations will be managed in such a way that a regulated investment company investing in the Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invests all of its assets in the Master Portfolio.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into separate advisory contracts with WFB on behalf of each Master Portfolio. Pursuant to the contracts, WFB furnishes investment guidance and policy direction in connection with the daily portfolio management of each Master Portfolio. Under the contract with the Capital Appreciation and Small Cap Master Portfolios, WFB is entitled to receive a monthly advisory fee at an annual rate of 0.50% and 0.60%, respectively, of the average daily net assets. WFB is also entitled to receive from the Corporate Stock Master Portfolio a monthly advisory fee at an annual rate of 0.50% of the first $250 million, 0.40% of the next $250 million and 0.30% of the average daily net assets exceeding $500 million.

The Corporate Stock Master Portfolio currently retains Barclays Global Fund Advisors ("BGFA") as sub-adviser. Pursuant to a sub-advisory contract with the Corporate Stock Master Portfolio and subject to the overall supervision of WFB, the investment adviser, BGFA is responsible for day-to-day portfolio management of the Fund. BGFA is entitled to receive from WFB as compensation for its sub-advisory services monthly fees at the annual rate of 0.08% of the average daily net assets of the Corporate Stock Master Portfolio. BGFA is also entitled to receive from WFB annual fees of $40,000 for its services for the Corporate Stock Master Portfolio.

BGFA is an indirect subsidiary of Barclays Bank and is located at 45 Fremont Street, San Francisco, California 94105. BGFA was formed by the reorganization of Wells Fargo Nikko Investment Advisors ("WFNIA"), a former affiliate of Wells Fargo & Company.

---------------------
120

                                   MASTER INVESTMENT TRUST -- SEPTEMBER 30, 1996

The Trust has also entered into a contract with WFB whereby WFB has agreed to provide custody services for the Capital Appreciation and Small Cap Master Portfolios. For providing these services, WFB is entitled to be compensated for custody services based on a rate of 0.0167% of the average daily net assets of each Master Portfolio.

Barclays Global Investors, N.A. ("BGI") currently acts as custodian to the Corporate Stock Master Portfolio. BGI is an affiliate of BGFA. BGI will not be entitled to compensation for its custodial services to the Master Portfolio so long as BGFA is entitled to receive compensation for providing sub-advisory services to the Master Portfolio.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments exclusive of securities with maturities of one year or less at purchase date for the Capital Appreciation, Corporate Stock and Small Cap Master Portfolios, for the periods ended September 30, 1996, were as follows:

                                             CAPITAL   CORPORATE
                                          APPRECIATION      STOCK SMALL CAP
AGGREGATE PURCHASES                           MASTER      MASTER     MASTER
AND SALES OF:                             PORTFOLIO (1) PORTFOLIO (2) PORTFOLIO (3)
---------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
  Purchases at cost                       $        0  $        0  $       0
  Sales proceeds                                   0           0          0
OTHER LONG-TERM SECURITIES:
  Purchases at cost                       275,739,804 10,695,172  24,996,255
  Sales proceeds                          108,264,147  9,837,007  2,248,448

(1) THE PERIOD REPORTED IS FROM COMMENCEMENT OF OPERATIONS, FEBRUARY 20, 1996, TO SEPTEMBER 30, 1996.

(2) THE PERIOD REPORTED IS FROM COMMENCEMENT OF OPERATIONS, APRIL 28, 1996, TO SEPTEMBER 30, 1996.

(3) THE PERIOD REPORTED IS FROM COMMENCEMENT OF OPERATIONS, SEPTEMBER 16, 1996, TO SEPTEMBER 30, 1996.

4. FINANCIAL HIGHLIGHTS

The portfolio turnover rates, excluding securities with maturities of one year or less at purchase date, and average commission rate paid for each Master Portfolio for the periods ended September 30, 1996 are as follows:

                                     CAPITAL
                                APPRECIATION      CORPORATE      SMALL CAP
                                      MASTER   STOCK MASTER         MASTER
                                   PORTFOLIO      PORTFOLIO      PORTFOLIO
                               -------------  -------------  -------------
                                                                      FROM
                               FROM FEB. 20,     FROM APRIL  SEPTEMBER 16,
                                        1996       28, 1996           1996
                                 (INCEPTION)    (INCEPTION)    (INCEPTION)
                                TO SEPTEMBER   TO SEPTEMBER   TO SEPTEMBER
                                    30, 1996       30, 1996       30, 1996
--------------------------------------------------------------------------
Portfolio Turnover                       75%             3%            10%
Average Commission Rate Paid         $0.0785        $0.0265        $0.0800

                                                           ---------------------

INDEPENDENT AUDITORS' REPORT

TO THE UNITHOLDERS AND BOARD OF TRUSTEES
MASTER INVESTMENT TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Capital Appreciation Master Portfolio, Corporate Stock Master Portfolio, and Small Cap Master Portfolio (three of the master portfolios comprising Master Investment Trust) as of September 30, 1996, and the related statements of operations and changes in net assets, and financial highlights for the period from February 20, 1996 (commencement of operations) to September 30, 1996 for the Capital Appreciation Master Portfolio, from April 28, 1996 (commencement of operations) to September 30, 1996, for the Corporate Stock Master Portfolio, and from September 16, 1996 (commencement of operations) to September 30, 1996, for the Small Cap Master Portfolio. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1996, by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned master portfolios of Master Investment Trust as of September 30, 1996, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein in conformity with generally accepted accounting principles.

[KPMG Peat Marwick LLP]


SAN FRANCISCO, CALIFORNIA
NOVEMBER 15, 1996

---------------------
122

                                                           LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

                                                           ---------------------

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124

Wells Fargo provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

SC 0551 (11/96)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

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                                               -C- 1996 Stagecoach Funds